UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _12/31__

Date of reporting period:  12/31/20__

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Annual Report and Shareholder Letter
Templeton Global
Bond Fund
A Series of Templeton Income Trust
December 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended December 31, 2020, the
novel coronavirus pandemic hindered the global economy.
Starting in March, worldwide efforts to slow the infection
rate thwarted global economic activity, and central banks
acted swiftly to maintain financial stability. The U.S. Federal
Reserve enacted emergency rate cuts and authorized open-
ended purchasing of government-backed and corporate
bonds to bolster markets, and the European Central Bank’s
Pandemic Emergency Purchase Programme included
private and public sector securities. These measures
helped U.S. and eurozone economic growth to resume in
2020’s third quarter after two quarters of contraction. In this environment, global government bonds, as measured by the
FTSE World Government Bond Index, posted total returns of
+10.11% and +5.52% in U.S. dollar and local currency terms,
respectively.
1
The U.S. dollar decreased against most foreign
currencies during the period.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
advisors and review their portfolios to design a long-term
strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.
Templeton Global Bond Fund’s annual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro
This letter reflects our analysis and opinions as of December
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Templeton Global Bond Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 30
Notes to Financial Statements 34
Report of Independent Registered
Public Accounting Firm 50
Tax Information 51
Board Members and Officers 52
Shareholder Information 57
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Templeton Global Bond Fund
This annual report for Templeton Global Bond Fund covers
the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation and
growth of income. Under normal market conditions, the Fund
invests at least 80% of its net assets in bonds, predominantly those issued by governments, government-related entities
and government agencies located around the world. Bonds
include debt obligations of any maturity, such as bonds,
notes, bills and debentures.
*Includes U.S. and foreign government and agency securities, money market funds and other net assets (including derivatives).
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a -4.41% cumulative total return. In comparison,
global government bonds, as measured by the Fund’s
benchmark, the FTSE World Government Bond Index
(WGBI), had a cumulative total return of +10.11% in U.S.
dollar terms for the same period.
1
You can find the Fund’s
long-term performance data in the Performance Summary
on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
The 12-month period ended December 31, 2020, started
optimistically, as a phase one trade deal between the U.S.
and China appeared to bolster market sentiment, driving risk asset valuations higher in several markets across the globe.
However, conditions changed radically and rapidly by late
February, as the novel coronavirus (COVID-19) pandemic
upended economies and financial markets around the world.
Lockdown orders from governments trying to “flatten the
curve” (i.e., stem the rate of infection) ultimately brought entire countries, regions and continents to an economic
standstill in March and April. The speed and pervasiveness
of the economic shocks were unprecedented. There is
no historical comparison for the magnitude of aggregate
demand that was destroyed, nor the magnitude of job losses
in such a compressed timescale.
Risk aversion rapidly escalated to crisis levels and deepened throughout March, driving correlations to 1.0 across
multiple asset classes as investors shed risk and moved
into perceived safe havens. Credit markets experienced
substantial price volatility, with the lower-rated credit tiers bearing the brunt of the selloffs. The U.S. Federal Reserve
(Fed) responded quickly to the deepening crisis with two
emergency rate cuts in March, the second of which dropped
the federal funds target rate 100 basis points (bps) to the
zero bound that was used during the 2008 global financial
crisis (GFC). The Fed also cut reserve requirements and
encouraged financial institutions to borrow directly from the discount window.
Growing liquidity strains throughout financial markets in
March prompted the Fed to restart liquidity programs that
had been created during the GFC, such as the Commercial
Paper Funding Facility and the Primary Dealer Credit
Facility. On March 23, the Fed took its financial market
interventions beyond the scope of the GFC programs by
creating corporate lending programs, and announcing its
intentions to support lending to small- and medium-sized
businesses through the newly created Main Street Business
Lending Program. The Fed also pledged to buy unlimited
government bonds, abandoning the previous quantitative
easing (QE) targets it had announced a week earlier on
March 15. The heightened demand for U.S. dollars (USD)
Portfolio Composition
12/31/20
% of Total
Net Assets
Foreign Government and Agency Securities 58.3%
U.S. Government and Agency Securities 20.8%
Short-Term Investments & Other Net Assets* 20.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

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around the world also led the Fed to expand its liquidity
swaps program with foreign central banks beyond the five
banks in its standing facility.
On the U.S. fiscal side, Congress passed the CARES
Act (Coronavirus Aid, Relief, and Economic Security)
on March 27, a USD$2.2 trillion fiscal relief program
designed to provide loans to businesses, income support
and unemployment benefits to individuals, and funding
for hospitals and public health services. It was the largest economic relief bill in U.S. history.
In Europe, the European Central Bank (ECB) unveiled the
€750 billion Pandemic Emergency Purchase Programme
(PEPP) in an unscheduled mid-week announcement on
March 18. ECB President Christine Lagarde commented
that, “there are no limits to our commitment to the euro.
We are determined to use the full potential of our tools,
within our mandate.” PEPP appeared geared to support the
more vulnerable states, as the program has unprecedented
flexibility to buy a wide range of eligible securities, including
Greek and Italian sovereign debt, as well as corporate
commercial paper. The European Commission passed its
€750 billion recovery fund in July, which was largely viewed by markets as a major step towards greater fiscal solidarity across the euro area.
In the second quarter of 2020, global financial markets
rebounded from the extreme lows in March, as extraordinary
measures from central banks and governments appeared to
improve market confidence. Additionally, regional economies
began to incrementally reopen and the improving economic
data appeared to bolster optimism that the worst of the
economic shocks had passed. Risk assets rallied and
credit spreads tightened in many sectors during the second
quarter, returning to levels last seen in early March and late
February. Those trends largely extended through July and
August as strengthening economic activity and profound
policy interventions continued to fuel rallies across global financial markets through much of the summer. However,
many risk assets appeared detached from underlying
economic fundamentals due to extraordinary monetary
policies.
Risk assets eventually pulled back from their summer high
points in September 2020, as rising cases of COVID-19
appeared to concern investors, particularly as areas of
Europe and Asia returned to various mobility restrictions.
Developed market sovereign bond yields fluctuated during
the summer months, rising on reflation expectations but
dropping in September as broad risk aversion returned to
global financial markets. Additionally, economic recoveries
in many regions showed signs of levelling off in August and
September, demonstrating that the improvements in the
late spring and summer months were rebounds from the
extreme low points in March and April, not trends that could be extrapolated through upcoming quarters.
Yoshihide Suga was confirmed as the new prime minister of
Japan on September 16, following Shinzo Abe's resignation
on August 28. Abe had been prime minister since December
2012. We expected political continuity in the near term, as
Suga is an Abe loyalist who was often credited with pushing
through many of Abe’s critical domestic reforms.
In October 2020, “risk-on” sentiment initially returned to
global financial markets, with risk assets rallying during the first couple weeks of the month before broad risk aversion
sharply returned, leading to significant price adjustments in various credit sectors during the second half of the month.
Investors appeared concerned over resurgent waves of
COVID-19 cases around the world. Market sentiments
ultimately improved in November on apparent optimism over
promising vaccine trials and prospects for a potential global economic recovery in 2021. Risk assets finished the final
months of the year on broad-based rallies as initial vaccine distributions commenced.
However, market optimism in the fourth quarter ran in stark
contrast to the worsening pandemic, as COVID-19 infections
surged to record levels in areas of Europe, the U.S. and
Latin America in the waning months of the year, with a
highly contagious variant of the virus surfacing in dozens of countries. The harsh realities of a worldwide health crisis and deepening economic hardship continued to have profound
consequences for lives and livelihoods around the world.
In late December 2020, the U.S. government passed
a USD$900 billion support package that extended
unemployment benefits until mid-March 2021 and provides
one-time relief payments of USD$600 to most citizens.
Additional fiscal stimulus appeared likely with the upcoming change in the U.S. government. The Fed continued to
maintain low rates as well as its emergency support program
from March through the end of the year, continuously
reaffirming its commitment to use its “full range of tools to support the U.S. economy” at each policy meeting.
The ECB also kept monetary policy unchanged through
the end of the year, with the main refinancing operations
rate remaining at 0.0%, and the main deposit facility rate
remaining at -0.5%. The ECB increased the size of the PEPP
program to €1.85 trillion in December, after previously raising it to €1.35 trillion in June. The U.K. and the European Union also settled on final terms for post-Brexit trade agreements in the last week of the year.

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The Bank of Japan (BOJ) also made no changes to its rates
policy in 2020. Overnight interest rates remained at 0.1%
and the yield target on the 10-year Japanese government
bond remained at 0.0%. In the second quarter, the BOJ
removed QE caps and quadrupled the size of its corporate
debt purchases. It also increasingly focused on ensuring
businesses had ample access to capital through various
loan programs, increasing its lending program to USD$1
trillion. However, despite the BOJ's efforts to drive inflation higher during the Abenomics era, deflationary pressures
returned, with core inflation dropping to -0.4% year-over-
year in August and falling further to -0.9% in November.
The BOJ announced in December that it had launched
a comprehensive review of its monetary framework,
scheduled to arrive in March 2021. We continued to expect
the Japanese yen to appreciate against the USD during
the period, on stable rate differentials and Japan’s strong
external balance.
Nearly every country in the world declared some form
of fiscal response to the economic crisis in 2020, with
most countries pursuing programs that went beyond the
measures they deployed during the GFC. Debt-to-GDP
(gross domestic product) ratios have risen significantly in just about every country. On the monetary front, many central
banks aggressively cut policy rates, with several indicating they intend to respond to ongoing economic adversity with
additional accommodation as needed. During the 12-month
period, Brazil cut rates by 250 bps to 2.00%, Colombia cut
rates by 250 bps to 1.75%, Mexico cut rates by 300 bps to
4.25%, Indonesia cut rates by 125 bps to 3.75%, and India
cut rates by 115 bps to 4.00%.
In global bond markets, the yield on the 10-year U.S.
Treasury (UST) note finished the period 100 bps lower,
at 0.92%, ranging from a pre-pandemic high of 1.92% on
January 1 to an all-time low of 0.51% on August 4. The yield on the 10-year German Bund finished the year 38 bps lower
at -0.57%, ranging from a pre-pandemic high of -0.19%
on January 13 to an all-time low of -0.86% on March 9,
during peak financial market shocks. Sovereign bond yields
also declined in several countries on ongoing monetary
accommodation during the year, notably including much of
Latin America and Asia, particularly Brazil, Mexico, Indonesia and India.
In currency markets, the USD initially strengthened in March on tremendous demand for U.S. dollars during the financial
market shocks, but then entered a broad-based weakening
pattern in mid-May that largely persisted through the end
of December. Many developed market and emerging
market currencies alike strengthened against the USD
over the final seven months of the year. In credit markets,
spreads widened substantially during peak financial market
volatility in February and March, but progressively tightened from April through December, with several sovereign and
corporate sectors finishing the year at pre-pandemic levels.
Investment Strategy
We invest selectively in bonds around the world based
upon our assessment of changing market, political and
economic conditions. While seeking opportunities, we
monitor various factors including changes in interest rates, currency exchange rates and credit risks. For purposes of
pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative
instruments, principally currency and cross currency
forwards, but it may also use currency and currency index
futures contracts and currency options.
Manager’s Discussion
The strategy was structured around four key pillars during
much of the reporting period: (1) maintaining high liquidity through elevated cash balances and risk-adjusted position
weights; (2) holding long exposures to perceived safe-haven
assets such as the Japanese yen, Swiss franc, Norwegian
krone and Swedish krona; (3) targeting appropriate risk-
adjusted returns in a select subset of emerging markets;
and (4) underweighting overvalued developed fixed income
markets, notably longer-term USTs. The strategy continued
to emphasize select duration exposures in countries that
have attractive risk-adjusted yields, resilient economic
fundamentals and prudent fiscal and monetary policies.
Several emerging markets continued to offer significantly
higher yields than those available in the developed markets.
The strategy entered the reporting period in a de-risked state as the investment team saw elevated global financial market
risks that it believed were significantly underappreciated
by markets. While the team was not explicitly anticipating
the COVID-19 crisis, it was concerned that overvalued
risk assets were vulnerable to a geopolitical, economic or
financial market shock. The team adjusted the risk-sizing
Geographic Composition
12/31/20
% of Total
Net Assets
Americas 46.0%
Asia Pacific 22.2%
Other Europe 7.5%
Middle East & Africa 2.6%
Other 0.9%
Short-Term Investments & Other Net Assets 20.8%

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Annual Report
of various positions and hedged (using currency forwards)
a substantial amount of local-currency emerging market
beta risk through proxy hedges (net-negative Australian
dollar) and direct hedges (Indian rupee, South Korean
won, Mexican peso and Brazilian real). The strategy held
a net-negative position in the euro as the team expected
fundamental weakening in the currency due to structural
and political risks in the eurozone, along with headwinds to growth and reflation efforts across Europe.
The strategy remained significantly underweighted in
developed market duration, preferring to hold short- to
intermediate-term USTs, while holding no exposure
to the long end of the curve. The strategy exited its
negative duration exposure to USTs in the first quarter.
The strategy held no duration exposure in the eurozone,
and instead focused on higher-yielding local-currency
bonds in specific emerging markets, such as Brazil,
Mexico, Colombia, Indonesia, India and Ghana. The team
also continued to broadly avoid credit sectors, which it
believed were overvalued leading up to the crisis and
increasingly vulnerable to insolvencies as the economic
crisis progressed. During the period, the team used forward
currency exchange contracts to actively manage currencies,
and used interest-rate swaps to tactically manage duration
exposures.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies contributed to absolute results, while sovereign
credit exposures had a largely neutral effect. Among
currencies, positions in Latin America (the Brazilian real and
Argentine peso) detracted from absolute performance. The
Fund’s net-negative positions in the euro and the Australian dollar also detracted from absolute results, as did tactical positioning (negative) in the Mexican peso. However, the
Fund’s net-positive positions in the Japanese yen and the
Swiss franc contributed to absolute performance, as did
positions in northern European currencies (the Swedish
krona and Norwegian krone). The Fund maintained a
defensive approach regarding interest rates in developed
markets, while holding duration exposures in select
emerging markets. Select duration exposures in Latin
America (Argentina and Mexico) and Asia ex-Japan
(Indonesia) contributed to absolute results, while negative
duration exposure to USTs during the first quarter detracted.
On a relative basis, the Fund underperformed its benchmark
due to currency positions, followed by interest-rate
strategies. Sovereign credit exposures had a largely neutral effect on relative results. Among currencies, overweighted
positions in Latin America (the Brazilian real and Argentine peso) detracted from relative performance. The Fund’s
underweighted positions in the euro, the Australian dollar
and the Mexican peso also detracted from relative results.
However, overweighted positions in northern European
currencies (the Swedish krona and Norwegian krone)
contributed to relative performance, as did the Fund’s
overweighted positions in the Japanese yen and the Swiss
franc. The Fund maintained a defensive approach regarding
interest rates in developed markets, while holding duration
exposures in select emerging markets. Underweighted
duration exposure in the U.S. detracted from relative
results, as did select underweighted duration exposures in
Europe. However, select overweighted duration exposures
in Latin America (Argentina and Mexico) and Asia ex-Japan
(Indonesia) contributed to relative performance.
Thank you for your continued participation in Templeton
Global Bond Fund. We look forward to serving your future
investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2020
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -4.41%
5
-8.01%
5-Year +5.91% +0.39%
10-Year +19.04% +1.37%
Advisor
1-Year -4.19%
5
-4.19%
5-Year +7.27% +1.41%
10-Year +21.94% +2.00%
See page 9 for Performance Summary footnotes.

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Performance Summary

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Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(1/1/11– 12/31/20 )
Advisor Class
(1/1/11– 12/31/20 )

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Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate In losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net asset values of the Fund at
12/31/19 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
6. Source: Morningstar. The FTSE WGBI is a market capitalization-weighted index consisting of investment-grade world government bond markets.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Tax Return
of Capital Total
A $0.0120 $0.4383 $0.4503
C $0.0109 $0.3980 $0.4089
R $0.0113 $0.4139 $0.4252
R6 $0.0130 $0.4766 $0.4896
Advisor $0.0126 $0.4628 $0.4754
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.92% 0.99%
Advisor 0.67% 0.74%

Your Fund’s Expenses
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,000.27 $4.58 $1,020.56 $4.62 0.91%
C $1,000 $998.18 $6.56 $1,018.57 $6.62 1.31%
R $1,000 $999.01 $5.80 $1,019.33 $5.86 1.15%
R6 $1,000 $1,002.24 $2.61 $1,022.53 $2.63 0.52%
Advisor $1,000 $1,001.52 $3.32 $1,021.82 $3.35 0.66%

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $10.69 $11.30 $11.89 $12.00 $11.32 $11.66
Income from investment operations
b
:
Net investment income
c
............. 0.41 0.59 0.59 0.56 0.16 0.42
Net realized and unrealized gains (losses) (0.85) (0.54) (0.44) (0.27) 0.60 (0.44)
Total from investment operations ........ (0.44) 0.05 0.15 0.29 0.76 (0.02)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.01) (0.66) (0.74) (0.40) — (0.12)
Tax return of capital ................ (0.44) — — — (0.08) (0.20)
Total distributions ................... (0.45) (0.66) (0.74) (0.40) (0.08) (0.32)
Net asset value, end of year ........... $9.80 $10.69 $11.30 $11.89 $12.00 $11.32
Total return
d
....................... (4.14)% 0.35% 1.27% 2.35% 6.75% (0.15)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.93% 0.92% 0.94% 0.97% 0.96% 0.93%
Expenses net of waiver and payments by
affiliates .......................... 0.91% 0.85% 0.86% 0.90% 0.91% 0.90%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.91% 0.85% 0.86%
f
0.89% 0.90% 0.90%
f
Net investment income ............... 4.03% 5.27% 4.99% 4.60% 4.22% 3.66%
Supplemental data
Net assets, end of year (000’s) ......... $4,749,790 $6,514,630 $8,375,227 $9,656,645 $12,703,966 $13,759,572
Portfolio turnover rate ................ 60.07% 32.63% 19.86% 42.12% 22.63% 49.70%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $10.72 $11.33 $11.92 $12.03 $11.35 $11.69
Income from investment operations
b
:
Net investment income
c
............. 0.37 0.55 0.54 0.51 0.15 0.37
Net realized and unrealized gains (losses) (0.85) (0.55) (0.44) (0.27) 0.59 (0.44)
Total from investment operations ........ (0.48) — 0.10 0.24 0.74 (0.07)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.01) (0.61) (0.69) (0.35) — (0.10)
Tax return of capital ................ (0.40) — — — (0.06) (0.17)
Total distributions ................... (0.41) (0.61) (0.69) (0.35) (0.06) (0.27)
Net asset value, end of year ........... $9.83 $10.72 $11.33 $11.92 $12.03 $11.35
Total return
d
....................... (4.52)% 0.06% 0.86% 1.94% 6.59% (0.55)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.33% 1.32% 1.34% 1.37% 1.35% 1.33%
Expenses net of waiver and payments by
affiliates .......................... 1.31% 1.25% 1.26% 1.30% 1.30% 1.30%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.31% 1.25% 1.26%
f
1.29% 1.29% 1.30%
f
Net investment income ............... 3.65% 4.87% 4.59% 4.20% 3.83% 3.26%
Supplemental data
Net assets, end of year (000’s) ......... $682,582 $1,392,223 $2,218,852 $3,232,023 $4,072,562 $4,430,727
Portfolio turnover rate ................ 60.07% 32.63% 19.86% 42.12% 22.63% 49.70%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $10.69 $11.30 $11.89 $12.00 $11.32 $11.66
Income from investment operations
b
:
Net investment income
c
............. 0.38 0.56 0.56 0.53 0.15 0.39
Net realized and unrealized gains (losses) (0.84) (0.54) (0.44) (0.27) 0.60 (0.44)
Total from investment operations ........ (0.46) 0.02 0.12 0.26 0.75 (0.05)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.01) (0.63) (0.71) (0.37) — (0.11)
Tax return of capital ................ (0.42) — — — (0.07) (0.18)
Total distributions ................... (0.43) (0.63) (0.71) (0.37) (0.07) (0.29)
Net asset value, end of year ........... $9.80 $10.69 $11.30 $11.89 $12.00 $11.32
Total return
d
....................... (4.38)% 0.10% 1.02% 2.10% 6.66% (0.40)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.18% 1.17% 1.19% 1.22% 1.21% 1.18%
Expenses net of waiver and payments by
affiliates .......................... 1.16% 1.10% 1.11% 1.15% 1.16% 1.15%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.16% 1.10% 1.11%
f
1.14% 1.15% 1.15%
f
Net investment income ............... 3.79% 5.02% 4.74% 4.35% 3.97% 3.41%
Supplemental data
Net assets, end of year (000’s) ......... $170,554 $208,853 $239,671 $274,295 $306,907 $319,155
Portfolio turnover rate ................ 60.07% 32.63% 19.86% 42.12% 22.63% 49.70%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $10.64 $11.25 $11.85 $11.96 $11.28 $11.62
Income from investment operations
b
:
Net investment income
c
............. 0.45 0.62 0.63 0.61 0.18 0.47
Net realized and unrealized gains (losses) (0.85) (0.53) (0.45) (0.27) 0.60 (0.44)
Total from investment operations ........ (0.40) 0.09 0.18 0.34 0.78 0.03
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.01) (0.70) (0.78) (0.45) — (0.14)
Tax return of capital ................ (0.48) — — — (0.10) (0.23)
Total distributions ................... (0.49) (0.70) (0.78) (0.45) (0.10) (0.37)
Net asset value, end of year ........... $9.75 $10.64 $11.25 $11.85 $11.96 $11.28
Total return
d
....................... (3.79)% 0.73% 1.57% 2.79% 6.92% 0.25%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.58% 0.57% 0.59% 0.55% 0.55% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.54% 0.48% 0.49% 0.48% 0.50% 0.50%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.54% 0.48% 0.49%
f
0.47% 0.49% 0.50%
f
Net investment income ............... 4.42% 5.64% 5.36% 5.02% 4.63% 4.06%
Supplemental data
Net assets, end of year (000’s) ......... $2,273,175 $4,407,299 $4,084,816 $3,870,342 $2,924,394 $3,096,051
Portfolio turnover rate ................ 60.07% 32.63% 19.86% 42.12% 22.63% 49.70%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $10.64 $11.25 $11.85 $11.96 $11.28 $11.62
Income from investment operations
b
:
Net investment income
c
............. 0.43 0.61 0.61 0.59 0.17 0.44
Net realized and unrealized gains (losses) (0.84) (0.54) (0.44) (0.27) 0.60 (0.43)
Total from investment operations ........ (0.41) 0.07 0.17 0.32 0.77 0.01
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.01) (0.68) (0.77) (0.43) — (0.13)
Tax return of capital ................ (0.47) — — — (0.09) (0.22)
Total distributions ................... (0.48) (0.68) (0.77) (0.43) (0.09) (0.35)
Net asset value, end of year ........... $9.75 $10.64 $11.25 $11.85 $11.96 $11.28
Total return
d
....................... (3.92)% 0.60% 1.44% 2.62% 6.86% 0.10%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.69% 0.67% 0.69% 0.72% 0.71% 0.68%
Expenses net of waiver and payments by
affiliates .......................... 0.66% 0.60% 0.61% 0.65% 0.66% 0.65%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.66% 0.60% 0.61%
f
0.64% 0.65% 0.65%
f
Net investment income ............... 4.31% 5.52% 5.24% 4.85% 4.47% 3.91%
Supplemental data
Net assets, end of year (000’s) ......... $7,050,610 $14,244,707 $18,506,219 $20,808,794 $20,838,200 $22,169,948
Portfolio turnover rate ................ 60.07% 32.63% 19.86% 42.12% 22.63% 49.70%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Statement of Investments, December 31, 2020
Templeton Global Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 58.3%
Argentina 3.4%
a,b
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 4,504,879,302 ARS $ 31,417,852
Index Linked, 1%, 8/05/21 ........ 2,391,463,670 ARS 16,825,838
Index Linked, 1.2%, 3/18/22 ....... 21,298,321,144 ARS 149,091,268
Index Linked, 1.3%, 9/20/22 ....... 210,538,705 ARS 1,407,139
Index Linked, 1.4%, 3/25/23 ....... 12,770,516,789 ARS 83,427,187
Index Linked, 1.5%, 3/25/24 ....... 12,770,516,794 ARS 76,338,009
b,c
Argentina Bonos del Tesoro Nacional en
Pesos Badlar, FRN, 31.641%, (ARS
BADLAR + 2%), 4/03/22 ......... 700,128,000 ARS 4,521,604
b
Argentina Government Bond ,
18.2%, 10/03/21 ................ 10,809,194,000 ARS 62,359,495
16%, 10/17/23 ................. 11,569,749,000 ARS 36,893,378
15.5%, 10/17/26 ................ 18,801,412,000 ARS 43,724,508
506,006,278
Brazil 3.2%
Brazil Notas do Tesouro Nacional, 10%,
1/01/21 ...................... 2,469,769,000 BRL 475,844,074
Colombia 3.3%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 45,050,000,000 COP 13,351,767
Senior Bond, 4.375%, 3/21/23 ..... 6,831,000,000 COP 2,040,267
Senior Bond, 9.85%, 6/28/27 ...... 10,884,000,000 COP 4,151,917
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 249,235,700,000 COP 77,384,736
B, 10%, 7/24/24 ................ 518,579,000,000 COP 184,094,762
B, 7.5%, 8/26/26 ............... 216,664,700,000 COP 73,157,157
B, 6%, 4/28/28 ................. 236,008,100,000 COP 73,877,432
B, 7.75%, 9/18/30 .............. 175,388,800,000 COP 60,252,821
488,310,859
Ghana 2.6%
Ghana Government Bond ,
24.75%, 3/01/21 ................ 6,310,000 GHS 1,095,326
16.5%, 3/22/21 ................ 15,240,000 GHS 2,615,134
16.25%, 5/17/21 ................ 63,860,000 GHS 10,932,406
24.5%, 6/21/21 ................ 990,000 GHS 175,059
24.75%, 7/19/21 ................ 10,770,000 GHS 1,909,048
18.75%, 1/24/22 ................ 243,080,000 GHS 41,756,106
17.6%, 11/28/22 ................ 3,220,000 GHS 542,313
19.75%, 3/25/24 ................ 306,980,000 GHS 52,635,616
19%, 11/02/26 ................. 890,765,000 GHS 144,372,956
19.75%, 3/15/32 ................ 840,925,000 GHS 133,673,211
389,707,175
India 2.6%
India Government Bond ,
8.79%, 11/08/21 ................ 7,315,000,000 INR 104,527,087
Senior Note, 5.22%, 6/15/25 ...... 2,124,000,000 INR 29,328,138
7.59%, 1/11/26 ................. 7,001,000,000 INR 105,877,823
7.27%, 4/08/26 ................ 1,448,000,000 INR 21,685,973
8.33%, 7/09/26 ................ 8,401,000,000 INR 129,693,575
391,112,596

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia 11.1%
Indonesia Government Bond ,
FR34, 12.8%, 6/15/21 ........... 1,603,246,000,000 IDR $ 119,308,478
FR53, 8.25%, 7/15/21 ........... 5,990,194,000,000 IDR 437,262,278
FR61, 7%, 5/15/22 .............. 423,493,000,000 IDR 31,410,822
FR35, Senior Bond, 12.9%, 6/15/22 . 1,172,669,000,000 IDR 94,428,810
FR43, 10.25%, 7/15/22 .......... 377,390,000,000 IDR 29,440,492
FR63, 5.625%, 5/15/23 .......... 1,212,431,000,000 IDR 89,215,484
FR46, 9.5%, 7/15/23 ............ 6,667,220,000,000 IDR 531,475,710
FR39, 11.75%, 8/15/23 .......... 641,965,000,000 IDR 53,590,194
FR70, 8.375%, 3/15/24 .......... 2,703,357,000,000 IDR 211,979,623
FR44, 10%, 9/15/24 ............. 248,790,000,000 IDR 20,576,387
FR40, 11%, 9/15/25 ............. 532,795,000,000 IDR 46,769,969
1,665,458,247
Mexico 15.2%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/09/22 ............... 6,846,650,000 MXN 354,615,980
M, Senior Note, 6.75%, 3/09/23 .... 27,380,835,300 MXN 1,445,742,254
M, Senior Bond, 8%, 12/07/23 ..... 8,497,572,000 MXN 469,357,945
2,269,716,179
Norway 7.5%
d
Norway Government Bond ,
144A, Reg S, 3.75%, 5/25/21 ...... 2,807,404,000 NOK 332,109,934
144A, Reg S, 2%, 5/24/23 ........ 2,535,983,000 NOK 307,472,410
144A, Reg S, 3%, 3/14/24 ........ 2,921,308,000 NOK 368,454,827
144A, Reg S, 1.75%, 3/13/25 ...... 890,910,000 NOK 108,999,836
1,117,037,007
South Korea 8.5%
Korea Treasury Bond ,
2.25%, 9/10/23 ................ 13,848,000,000 KRW 13,150,041
1.875%, 3/10/24 ................ 239,662,000,000 KRW 225,794,632
1.375%, 9/10/24 ................ 385,853,010,000 KRW 357,295,174
3%, 9/10/24 ................... 146,030,000,000 KRW 143,039,746
1.375%, 12/10/29 ............... 592,858,000,000 KRW 529,852,264
1,269,131,857
Supranational 0.9%
e
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 2,473,000,000 MXN 135,349,613
Total Foreign Government and Agency Securities (Cost $10,958,173,228) ..........
8,707,673,885
U.S. Government and Agency Securities 20.8%
United States 20.8%
U.S. Treasury Notes ,
2.125%, 12/31/21 ............... 80,042,000 81,644,610
1.5%, 10/31/24 ................ 240,150,000 251,707,219
1.5%, 11/30/24 ................. 23,675,000 24,827,307
1.75%, 12/31/24 ................ 940,575,000 996,421,641
2.125%, 5/15/25 ................ 343,230,000 370,500,694
2.875%, 5/31/25 ................ 287,950,000 320,389,367
2.625%, 12/31/25 ............... 418,885,000 465,829,572
1.625%, 2/15/26 ................ 226,420,000 240,836,587
2.125%, 5/31/26 ................ 103,431,000 112,909,481

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
U.S. Treasury Notes, (continued)
1.625%, 10/31/26 ............... 226,430,000 $ 241,466,367
3,106,532,845
Total U.S. Government and Agency Securities (Cost $2,984,278,843) ..............
3,106,532,845
Total Long Term Investments (Cost $13,942,452,071) ............................
11,814,206,730
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 1.1%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 78.75 JPY, Expires 1/22/21 ... 1 225,932,000 AUD 2,778,542
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 79.00 JPY, Expires 1/22/21 ... 1 202,720,000 AUD 2,153,303
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 JPY, Expires 4/29/21 ....... 1 146,408,000 AUD 1,561,338
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
81.00 JPY, Expires 6/21/21 ....... 1 225,244,000 AUD 3,159,689
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
84.15 JPY, Expires 6/18/21 ....... 1 232,872,000 AUD 1,167,892
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 174,655,000 AUD 1,226,205
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.72, Expires 1/22/21 ...... 1 92,688,000 AUD 5,105,731
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.75, Expires 4/16/21 ........... 1 46,212,000 AUD 1,278,203
Foreign Exchange AUD/USD,
Counterparty MSCO, May Strike Price
$0.77, Expires 5/12/21 ........... 1 83,065,000 AUD 1,742,553
Foreign Exchange AUD/USD,
Counterparty HSBK, February Strike
Price $0.78, Expires 2/08/21 ...... 1 184,817,000 AUD 1,209,533
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 104.78 JPY, Expires 2/01/21 .. 1 52,366,000 109,816
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 110.80 JPY, Expires 2/24/21 .. 1 569,197,000 48,443
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 115.00 JPY, Expires 2/24/21 .. 1 1,138,395,000 14,145
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
115.95 JPY, Expires 8/11/21 ....... 1 322,233,000 181,407

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty GSCO, March Strike
Price 20.65 MXN, Expires 3/25/21 .. 1 491,777,000 $ 9,069,786
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
21.16 MXN, Expires 6/21/21 ....... 1 289,877,000 7,165,358
Foreign Exchange USD/MXN,
Counterparty MSCO, April Strike Price
22.44 MXN, Expires 4/21/21 ....... 1 61,426,000 489,467
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 73,368,000 739,691
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 22.98 MXN, Expires 1/14/21 .. 1 115,168,000 6,171
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
23.23 MXN, Expires 3/24/21 ....... 1 189,604,000 566,816
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
23.30 MXN, Expires 4/29/21 ....... 1 202,470,000 1,142,073
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
23.75 MXN, Expires 4/09/21 ....... 1 118,157,000 381,002
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 24.50 MXN, Expires 1/14/21 .. 1 96,748,000 661
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
24.81 MXN, Expires 6/30/21 ....... 1 359,772,000 1,972,064
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
25.48 MXN, Expires 4/09/21 ....... 1 112,741,000 157,564
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 276,403,000 8,843,737
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 276,403,000 8,843,737
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
26.09 MXN, Expires 6/18/21 ....... 1 239,830,000 733,670
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 104,398,000 4,807,307
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 104,398,000 4,807,307
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 195,030,000 8,980,720
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 38,699,000 28

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 366,248,000 $ 266
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 414,619,000 301
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 28.75 MXN, Expires 3/30/21 .. 1 248,239,000 62,161
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 220,019,000 10,257,310
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 220,016,000 9,476,956
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 364,445,000 1,712,267
101,953,220
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
58.95 JPY, Expires 6/21/21 ....... 1 300,323,000 AUD 123,823
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
68.50 JPY, Expires 3/24/21 ....... 1 135,147,000 AUD 64,426
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 175,575,000 AUD 459,622
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 184,812,000 AUD 483,803
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 JPY, Expires 4/29/21 ....... 1 390,423,000 AUD 819,859
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.44 JPY, Expires 6/21/21 ....... 1 300,323,000 AUD 1,175,199
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 349,306,000 AUD 5,736,616
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
76.20 JPY, Expires 6/18/21 ....... 1 465,745,000 AUD 4,760,329
Foreign Exchange AUD/USD,
Counterparty HSBK, February Strike
Price $0.65, Expires 2/10/21 ...... 1 443,553,000 AUD 11,291
Foreign Exchange AUD/USD,
Counterparty HSBK, February Strike
Price $0.65, Expires 2/08/21 ...... 1 369,632,000 AUD 10,418

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.67, Expires 4/16/21 ........... 1 89,946,000 AUD $ 75,498
Foreign Exchange AUD/USD,
Counterparty MSCO, January Strike
Price $0.68, Expires 1/21/21 ...... 1 343,114,000 AUD 4,590
Foreign Exchange AUD/USD,
Counterparty MSCO, February Strike
Price $0.68, Expires 2/02/21 ...... 1 130,858,000 AUD 5,951
Foreign Exchange AUD/USD,
Counterparty HSBK, March Strike
Price $0.69, Expires 3/22/21 ...... 1 244,883,000 AUD 155,011
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.69, Expires 1/22/21 ...... 1 286,468,000 AUD 9,727
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 102.10 JPY, Expires 2/24/21 .. 1 569,197,000 3,350,548
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
102.65 JPY, Expires 8/11/21 ....... 1 483,634,000 9,606,070
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 103.50 JPY, Expires 2/01/21 .. 1 341,519,000 3,016,876
Foreign Exchange USD/MXN,
Counterparty GSCO, March Strike
Price 18.72 MXN, Expires 3/25/21 .. 1 413,094,000 1,656,395
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
18.83 MXN, Expires 6/21/21 ....... 1 351,363,000 3,364,829
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 165,014,000 3,446,289
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 97,515,000 3,422,567
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 52,200,000 1,832,108
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 52,200,000 1,832,108
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 165,013,000 4,895,991
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 73,368,000 10,010,621
60,330,565
Total Options Purchased (Cost $342,999,126) ...................................
162,283,785

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Short Term Investments 19.7%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 8.1%
Argentina 0.2%
b,f
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
a
Index Linked, 2/26/21 ............ 787,468,277 ARS $ 5,435,440
5/21/21 ...................... 2,167,466,128 ARS 15,695,670
a
Index Linked, 9/13/21 ............ 1,177,100,848 ARS 8,431,861
b,f
Argentina Letras Del Tesoro En Pesos A
Descuento , 3/31/21 ............. 513,405,660 ARS 3,257,982
32,820,953
Brazil 1.3%
f
Brazil Letras do Tesouro Nacional ,
7/01/21 ...................... 1,017,240,000 BRL 193,860,848
Japan 6.6%
f
Japan Treasury Bills ,
3/10/21 ...................... 22,824,900,000 JPY 221,095,437
3/22/21 ...................... 22,183,100,000 JPY 214,884,713
3/25/21 ...................... 30,400,100,000 JPY 294,483,539
4/12/21 ...................... 3,287,600,000 JPY 31,848,513
6/16/21 ...................... 22,446,450,000 JPY 217,503,120
979,815,322
Mexico 0.0%
†
f
Mexico Cetes , BI , 6/17/21 ..........
22,133,000 MXN 1,092,237
Total Foreign Government and Agency Securities (Cost $1,280,474,928) ...........
1,207,589,360
Industry Shares
Money Market Funds 11.6%
United States 11.6%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 1,730,879,789 1,730,879,789
Total Money Market Funds (Cost $1,730,879,789) ................................
1,730,879,789
a a a a a
Total Short Term Investments (Cost $3,011,354,717 ) .............................
2,938,469,149
a a a
a
Total Investments (Cost $17,296,805,914) 99.9% ................................
$14,914,959,664
Options Written (1.4)% .......................................................
(200,664,573)
Other Assets, less Liabilities 1.5% .............................................
212,416,399
Net Assets 100.0% ...........................................................
$14,926,711,490
a a a
a
Number of
Contracts
Notional
Amount
#
i
Options Written (1.4)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.00 JPY, Expires 1/22/21 ... 1 202,720,000 AUD (7,194,943)

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
i
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.25 JPY, Expires 1/22/21 ... 1 225,932,000 AUD $ (7,497,525)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
76.80 JPY, Expires 4/29/21 ....... 1 292,818,000 AUD (10,309,676)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.95 JPY, Expires 1/22/21 ... 1 240,259,000 AUD (6,451,520)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.00 JPY, Expires 6/21/21 ....... 1 225,244,000 AUD (6,757,018)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
80.50 JPY, Expires 6/18/21 ....... 1 232,872,000 AUD (3,722,984)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 174,655,000 AUD (3,803,952)
Foreign Exchange AUD/USD,
Counterparty MSCO, February Strike
Price $0.72, Expires 2/02/21 ...... 1 46,936,000 AUD (2,423,187)
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.72, Expires 4/16/21 ........... 1 30,811,000 AUD (1,594,570)
Foreign Exchange AUD/USD,
Counterparty MSCO, May Strike Price
$0.74, Expires 5/12/21 ........... 1 166,130,000 AUD (6,630,009)
Foreign Exchange AUD/USD,
Counterparty HSBK, May Strike Price
$0.78, Expires 5/05/21 ........... 1 76,912,000 AUD (1,247,581)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.00 JPY, Expires 2/24/21 .. 1 1,138,395,000 (952,384)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.65 JPY, Expires 2/01/21 .. 1 227,680,000 (38,038)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
109.90 JPY, Expires 8/11/21 ....... 1 483,634,000 (1,340,921)
Foreign Exchange USD/MXN,
Counterparty GSCO, March Strike
Price 21.48 MXN, Expires 3/25/21 .. 1 491,777,000 (4,894,279)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
22.38 MXN, Expires 4/29/21 ....... 1 101,235,000 (912,660)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
22.56 MXN, Expires 6/21/21 ....... 1 193,250,000 (2,407,471)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 82,922,000 (4,752,438)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 82,922,000 (4,752,438)

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
i
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.12 MXN, Expires 1/21/21 .. 1 30,713,000 $ (6,022)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
24.57 MXN, Expires 4/29/21 ....... 1 50,613,000 (159,522)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 25.45 MXN, Expires 1/14/21 .. 1 69,104,000 (155)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
25.87 MXN, Expires 3/24/21 ....... 1 179,949,000 (125,161)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
26.08 MXN, Expires 3/24/21 ....... 1 75,841,600 (47,613)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 165,014,000 (836,547)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
27.24 MXN, Expires 4/09/21 ....... 1 225,819,000 (153,438)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 165,013,000 (616,507)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 121,484,000 (805,355)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.24 MXN, Expires 6/18/21 ....... 1 239,830,000 (382,067)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.40 MXN, Expires 6/30/21 ....... 1 239,850,000 (439,348)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 29.21 MXN, Expires 1/14/21 .. 1 92,138,000 (6)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
30.36 MXN, Expires 6/09/21 ....... 1 73,368,000 (59,724)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 52,200,000 (868,012)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 52,200,000 (868,012)
(83,051,083)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
64.86 JPY, Expires 6/21/21 ....... 1 450,486,000 AUD (513,579)

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
i
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 JPY, Expires 4/29/21 ....... 1 195,212,000 AUD $ (140,386)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 174,655,000 AUD (1,174,240)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.60 JPY, Expires 6/18/21 ....... 1 465,745,000 AUD (1,832,231)
Foreign Exchange AUD/USD,
Counterparty MSCO, January Strike
Price $0.64, Expires 1/21/21 ...... 1 171,557,000 AUD (245)
Foreign Exchange AUD/USD,
Counterparty HSBK, March Strike
Price $0.65, Expires 3/22/21 ...... 1 99,337,000 AUD (18,043)
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.66, Expires 1/27/21 ...... 1 122,252,000 AUD (949)
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.66, Expires 1/22/21 ...... 1 138,613,000 AUD (775)
Foreign Exchange AUD/USD,
Counterparty MSCO, February Strike
Price $0.69, Expires 2/02/21 ...... 1 46,936,000 AUD (5,031)
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.72, Expires 1/22/21 ...... 1 92,688,000 AUD (16,892)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
98.00 JPY, Expires 8/11/21 ........ 1 161,401,000 (1,203,807)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 98.80 JPY, Expires 2/01/21 ... 1 199,219,000 (92,163)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 104.78 JPY, Expires 2/01/21 .. 1 52,366,000 (903,804)
Foreign Exchange USD/MXN,
Counterparty GSCO, March Strike
Price 19.40 MXN, Expires 3/25/21 .. 1 413,094,000 (5,015,338)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
19.61 MXN, Expires 6/09/21 ....... 1 73,368,000 (1,554,286)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
19.79 MXN, Expires 6/21/21 ....... 1 351,363,000 (9,045,170)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 82,922,000 (3,002,016)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 82,922,000 (3,002,016)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
20.24 MXN, Expires 6/30/21 ....... 1 119,922,000 (4,484,800)

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
At December 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
i
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 20.39 MXN, Expires 1/21/21 .. 1 30,713,000 $ (914,843)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 165,014,000 (9,891,545)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 165,013,000 (12,764,808)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 104,398,000 (9,116,503)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 104,398,000 (9,116,503)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 195,030,000 (17,030,898)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 22.37 MXN, Expires 1/14/21 .. 1 59,430,000 (7,256,174)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 7,675,000 (1,219,301)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 115,173,000 (18,297,144)
(117,613,490)
Total Options Written (Premiums received $185,347,791) .........................
$ (200,664,573)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Redemption price at maturity is adjusted for inflation. See Note 1(f).
b
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 12 regarding fair value measurements.
c
The coupon rate shown represents the rate at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $1,117,037,007, representing 7.5% of net assets.
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
The security was issued on a discount basis with no stated coupon rate.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(c) regarding written options.

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... CITI Buy 1,594,651,400 314,152,275 1/04/21 $ — $ (7,134,293)
Brazilian Real ...... CITI Sell 1,594,651,400 275,234,112 1/04/21 — (31,783,869)
Brazilian Real ...... HSBK Buy 633,440,472 124,440,147 1/05/21 — (2,483,953)
Brazilian Real ...... HSBK Sell 633,440,472 109,383,608 1/05/21 — (12,572,586)
South Korean Won .. HSBK Buy 28,730,968,000 26,062,199 1/08/21 346,359 —
South Korean Won .. HSBK Sell 28,730,968,000 24,564,781 1/08/21 — (1,843,777)
Euro ............. UBSW Sell 85,029,112 91,102,741 CHF 1/11/21 — (969,925)
Swiss Franc ....... UBSW Sell 91,102,741 84,523,829 EUR 1/11/21 352,529 —
Australian Dollar .... JPHQ Sell 123,055,588 9,383,973,038 JPY 1/13/21 — (3,992,603)
Euro ............. UBSW Sell 52,837,919 56,938,406 CHF 1/13/21 — (233,238)
Japanese Yen ...... JPHQ Sell 8,615,657,865 109,750,000 AUD 1/13/21 1,174,888 —
Mexican Peso ...... CITI Buy 3,263,613,000 163,300,676 1/13/21 673,809 —
Mexican Peso ...... CITI Sell 3,263,613,000 151,002,313 1/13/21 — (12,972,171)
Swiss Franc ....... UBSW Sell 56,938,406 52,829,095 EUR 1/13/21 222,455 —
Euro ............. GSCO Sell 83,261,381 89,408,569 CHF 1/14/21 — (721,986)
Swiss Franc ....... GSCO Sell 89,408,569 82,917,766 EUR 1/14/21 302,097 —
Chinese Yuan ...... CITI Buy 856,161,690 130,987,081 1/19/21 548,310 —
Chinese Yuan ...... HSBK Buy 927,022,870 141,796,483 1/19/21 625,581 —
Euro ............. DBAB Sell 109,544,578 1,135,435,030 SEK 1/19/21 4,170,400 —
Euro ............. DBAB Sell 187,068,469 2,060,194,402 NOK 1/19/21 11,674,584 —
Euro ............. JPHQ Sell 151,994,797 1,649,025,750 NOK 1/19/21 6,581,371 —
Mexican Peso ...... MSCO Buy 3,455,593,900 173,653,213 1/19/21 7,037 (165,600)
Mexican Peso ...... MSCO Sell 3,455,593,900 155,898,710 1/19/21 — (17,595,941)
South Korean Won .. CITI Buy 280,696,000,000 254,225,990 1/19/21 3,783,598 —
South Korean Won .. CITI Sell 280,696,000,000 234,108,424 1/19/21 — (23,901,164)
Mexican Peso ...... CITI Buy 3,459,417,000 172,383,383 1/21/21 1,344,601 (83,291)
Mexican Peso ...... CITI Sell 3,459,417,000 162,861,239 1/21/21 — (10,783,454)
Mexican Peso ...... JPHQ Buy 667,172,000 33,557,090 1/22/21 — (72,576)
Mexican Peso ...... JPHQ Sell 667,172,000 30,131,515 1/22/21 — (3,352,999)
Euro ............. HSBK Sell 256,577,245 31,620,836,206 JPY 1/25/21 — (7,298,480)
Mexican Peso ...... MSCO Buy 753,516,000 37,916,570 1/25/21 — (112,252)
Mexican Peso ...... MSCO Sell 753,516,000 35,442,897 1/25/21 — (2,361,421)
Australian Dollar .... CITI Sell 171,631,000 13,082,572,975 JPY 1/27/21 — (5,634,350)
Australian Dollar .... HSBK Buy 56,368,000 41,978,772 1/27/21 1,495,291 —
Australian Dollar .... HSBK Sell 56,368,000 39,952,116 1/27/21 — (3,521,946)
Japanese Yen ...... CITI Sell 13,480,756,895 171,631,000 AUD 1/27/21 1,776,962 —
Mexican Peso ...... CITI Buy 2,516,154,000 126,645,460 1/27/21 — (439,088)
Mexican Peso ...... CITI Sell 2,516,154,000 119,245,049 1/27/21 — (6,961,323)
Brazilian Real ...... CITI Sell 1,463,519,779 271,102,508 2/02/21 — (10,623,163)
Brazilian Real ...... HSBK Sell 931,330,043 176,319,438 2/02/21 1,332,579 (4,292,974)
Japanese Yen ...... CITI Buy 3,196,674,000 30,515,892 2/03/21 454,470 —
Japanese Yen ...... CITI Sell 3,196,674,000 30,807,752 2/03/21 — (162,610)
Indian Rupee ...... CITI Buy 3,363,647,800 45,365,808 2/08/21 530,538 —
Indian Rupee ...... JPHQ Buy 4,614,943,200 62,240,625 2/08/21 729,412 —
Euro ............. UBSW Sell 85,047,798 91,103,627 CHF 2/09/21 — (972,224)
Indian Rupee ...... HSBK Buy 2,559,257,100 34,505,984 2/09/21 411,035 —
Swiss Franc ....... UBSW Sell 91,103,627 84,534,846 EUR 2/09/21 345,020 —
Australian Dollar .... HSBK Buy 184,817,000 137,652,995 2/10/21 4,913,358 —
Australian Dollar .... HSBK Sell 184,817,000 132,925,007 2/10/21 — (9,641,346)
Euro ............. UBSW Sell 211,905,711 227,761,555 CHF 2/10/21 — (1,553,330)
South Korean Won .. HSBK Buy 100,447,500,000 91,575,651 2/10/21 754,687 —
South Korean Won .. HSBK Sell 100,447,500,000 88,948,268 2/10/21 — (3,382,070)
Swiss Franc ....... UBSW Sell 227,761,555 211,397,684 EUR 2/10/21 932,135 —
Australian Dollar .... HSBK Buy 81,103,000 60,406,082 2/12/21 2,156,852 —
Australian Dollar .... HSBK Sell 81,103,000 58,896,999 2/12/21 — (3,665,936)
Euro ............. GSCO Sell 110,707,773 119,212,344 CHF 2/12/21 — (560,031)

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... GSCO Sell 119,212,344 110,511,753 EUR 2/12/21 $ 320,337 $ —
Mexican Peso ...... CITI Buy 2,629,979,900 131,940,529 2/16/21 — (324,716)
Mexican Peso ...... CITI Sell 2,629,979,900 118,512,940 2/16/21 — (13,102,874)
Chinese Yuan ...... JPHQ Buy 644,088,108 98,335,864 2/18/21 422,323 —
Australian Dollar .... JPHQ Sell 947,293,365 72,166,987,357 JPY 2/22/21 — (31,480,920)
Japanese Yen ...... JPHQ Sell 74,406,890,938 947,293,365 AUD 2/22/21 9,776,047 —
South Korean Won .. CITI Buy 521,261,500,000 472,105,840 2/23/21 7,027,827 —
South Korean Won .. CITI Sell 521,261,500,000 470,558,790 2/23/21 — (8,574,877)
Euro ............. HSBK Sell 256,565,132 32,208,801,772 JPY 2/24/21 — (1,695,156)
Australian Dollar .... CITI Sell 229,875,438 17,421,569,810 JPY 2/25/21 — (8,518,148)
Euro ............. HSBK Sell 513,151,152 63,627,789,044 JPY 2/25/21 — (11,076,357)
Australian Dollar .... CITI Sell 108,379,162 8,212,734,471 JPY 2/26/21 — (4,025,438)
Euro ............. CITI Sell 264,788,375 33,305,558,436 JPY 2/26/21 — (1,132,322)
Japanese Yen ...... CITI Buy 7,644,895,800 73,000,000 2/26/21 1,082,565 —
Japanese Yen ...... CITI Sell 7,644,895,800 73,390,915 2/26/21 — (691,650)
Japanese Yen ...... JPHQ Buy 34,612,065,600 326,583,563 2/26/21 8,823,309 —
Japanese Yen ...... JPHQ Sell 34,612,065,600 326,627,525 2/26/21 — (8,779,347)
Brazilian Real ...... CITI Sell 1,080,061,400 214,089,754 3/02/21 6,579,729 —
Mexican Peso ...... CITI Buy 3,678,191,000 184,328,898 3/02/21 — (537,359)
Mexican Peso ...... CITI Sell 3,678,191,000 164,600,290 3/02/21 — (19,191,249)
Euro ............. HSBK Sell 81,820,000 99,169,931 3/04/21 — (921,290)
Indian Rupee ...... CITI Buy 4,496,477,800 60,487,749 3/08/21 688,868 —
Indian Rupee ...... JPHQ Buy 4,628,008,500 62,240,555 3/08/21 725,597 —
Indian Rupee ...... HSBK Buy 2,566,417,190 34,505,986 3/09/21 407,256 —
Indian Rupee ...... JPHQ Buy 2,823,969,900 37,984,665 3/09/21 432,294 —
Euro ............. UBSW Sell 105,567,589 113,876,813 CHF 3/10/21 — (286,452)
Swiss Franc ....... UBSW Sell 113,876,814 105,375,634 EUR 3/10/21 51,601 —
Australian Dollar .... HSBK Sell 116,332,826 8,961,001,253 JPY 3/11/21 — (2,904,999)
Euro ............. GSCO Sell 138,513,871 149,014,608 CHF 3/11/21 — (829,267)
Mexican Peso ...... CITI Buy 2,927,861,200 146,660,668 3/11/21 — (511,545)
Mexican Peso ...... CITI Sell 4,355,417,000 193,403,893 3/11/21 — (24,004,081)
Swiss Franc ....... GSCO Sell 149,014,608 138,167,108 EUR 3/11/21 405,001 —
Chinese Yuan ...... JPHQ Buy 1,290,035,552 196,648,089 3/15/21 822,035 —
Euro ............. DBAB Sell 366,560,867 3,784,784,823 SEK 3/15/21 11,897,617 —
Euro ............. GSCO Sell 110,698,770 119,211,506 CHF 3/15/21 — (522,424)
Swiss Franc ....... GSCO Sell 119,211,506 110,030,556 EUR 3/15/21 — (295,216)
Chinese Yuan ...... HSBK Buy 465,191,770 70,898,249 3/16/21 305,190 —
Mexican Peso ...... CITI Sell 1,037,061,000 47,720,897 3/16/21 — (4,015,286)
Australian Dollar .... HSBK Sell 138,350,000 10,624,034,850 JPY 3/17/21 — (3,769,791)
Mexican Peso ...... MSCO Sell 6,677,088,100 317,094,814 3/17/21 — (15,967,929)
South Korean Won .. CITI Buy 465,402,500,000 424,130,373 3/22/21 3,599,656 —
South Korean Won .. CITI Sell 465,402,500,000 394,241,847 3/22/21 — (33,488,182)
Mexican Peso ...... MSCO Sell 1,040,181,000 46,890,907 3/24/21 — (4,952,038)
Euro ............. HSBK Sell 256,580,052 31,560,372,722 JPY 3/25/21 — (8,092,709)
Euro ............. CITI Sell 212,831,697 26,840,418,163 JPY 3/29/21 — (312,935)
Euro ............. CITI Sell 212,831,697 26,225,334,559 JPY 3/31/21 — (6,281,050)
Euro ............. JPHQ Sell 7,240,756 80,334,375 NOK 3/31/21 504,412 —
Mexican Peso ...... GSCO Sell 4,553,281,000 201,847,726 4/05/21 — (24,768,225)
Euro ............. GSCO Sell 16,239,980 19,133,945 4/06/21 — (747,960)
Australian Dollar .... HSBK Sell 116,332,174 8,807,218,063 JPY 4/13/21 — (4,376,132)
Australian Dollar .... JPHQ Sell 127,539,626 9,713,771,954 JPY 4/13/21 — (4,234,711)
Euro ............. GSCO Sell 83,133,757 89,409,109 CHF 4/13/21 — (504,782)
Euro ............. UBSW Sell 52,875,701 56,938,406 CHF 4/13/21 — (240,191)
Mexican Peso ...... CITI Sell 2,127,445,200 95,012,983 4/13/21 — (10,769,949)
Swiss Franc ....... GSCO Sell 89,409,109 82,504,703 EUR 4/13/21 — (265,461)
Swiss Franc ....... UBSW Sell 56,938,406 52,656,388 EUR 4/13/21 — (28,345)
Euro ............. DBAB Sell 146,242,202 1,513,913,899 SEK 4/15/21 5,160,106 —

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
See Note  10 regarding other derivative information.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. BOFA Sell 64,441,666 76,138,472 4/16/21 $ — $ (2,771,925)
Euro ............. DBAB Sell 109,435,302 1,135,435,030 SEK 4/16/21 4,169,947 —
Australian Dollar .... MSCO Buy 52,830,000 39,658,424 4/21/21 1,111,988 —
Australian Dollar .... MSCO Sell 52,830,000 37,548,923 4/21/21 — (3,221,490)
Euro ............. CITI Sell 264,789,451 32,497,874,151 JPY 4/30/21 — (9,165,389)
Mexican Peso ...... CITI Sell 6,648,063,606 296,987,416 4/30/21 — (32,912,641)
Australian Dollar .... CITI Sell 177,906,000 13,412,866,900 JPY 5/06/21 — (7,214,184)
Mexican Peso ...... CITI Sell 273,327,200 13,137,257 5/13/21 — (405,392)
Indian Rupee ...... CITI Buy 3,411,282,400 45,365,814 6/08/21 508,416 —
Euro ............. UBSW Sell 84,546,185 91,102,741 CHF 6/09/21 — (272,080)
Indian Rupee ...... CITI Buy 947,624,100 12,594,685 6/09/21 147,087 —
Swiss Franc ....... UBSW Sell 91,102,741 84,208,585 EUR 6/09/21 — (141,808)
Euro ............. DBAB Sell 131,443,217 1,352,258,895 SEK 6/11/21 3,489,301 —
Euro ............. DBAB Sell 25,295,262 260,010,000 SEK 6/15/21 642,831 —
Euro ............. DBAB Sell 29,875,048 320,932,700 NOK 6/15/21 779,272 —
Japanese Yen ...... CITI Buy 13,486,362,332 130,039,170 6/15/21 832,868 —
Japanese Yen ...... JPHQ Buy 79,748,551,396 768,623,694 6/15/21 5,258,481 —
Chinese Yuan ...... HSBK Buy 467,900,010 70,898,238 6/16/21 309,025 —
Euro ............. DBAB Sell 30,329,175 322,617,500 NOK 6/16/21 417,853 —
Euro ............. DBAB Sell 64,826,175 662,342,000 SEK 6/16/21 1,158,601 —
Euro ............. DBAB Sell 16,989,072 180,418,000 NOK 6/18/21 198,198 —
Australian Dollar .... CITI Sell 65,478,000 4,981,448,379 JPY 6/23/21 — (2,203,829)
Japanese Yen ...... BNDP Buy 105,017,337,527 1,019,244,404 6/23/21 — (49,148)
Euro ............. CITI Sell 212,831,779 26,242,158,377 JPY 6/30/21 — (6,341,753)
Australian Dollar .... JPHQ Sell 123,055,692 9,362,815,399 JPY 7/13/21 — (4,118,206)
Japanese Yen ...... CITI Buy 18,398,773,800 176,120,607 8/13/21 2,558,938 —
Japanese Yen ...... CITI Sell 18,398,773,800 177,774,519 8/13/21 — (905,026)
Euro ............. DBAB Sell 25,295,229 260,313,200 SEK 9/15/21 642,766 —
Euro ............. DBAB Sell 29,875,081 321,641,100 NOK 9/15/21 772,113 —
Euro ............. JPHQ Sell 76,360,969 814,107,200 NOK 9/20/21 1,027,744 —
Total Forward Exchange Contracts ................................................... $130,697,157 $(523,790,204)
Net unrealized appreciation (depreciation) ............................................ $(393,093,047)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page
49
.

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
Templeton
Global Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $15,565,926,125
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 1,730,879,789
Value - Unaffiliated issuers .................................................................. $13,184,079,875
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,730,879,789
Cash .................................................................................... 7,063,501
Restricted currency, at value (cost $108,059) (Note 1d) .............................................. 106,650
Foreign currenc y, at value (cost $26,329,089) ...................................................... 26,062,444
Receivables:
Capital shares sold ........................................................................ 35,779,509
Dividends and interest ..................................................................... 184,833,079
Deposits with brokers for:
OTC derivative contracts .................................................................. 509,622,059
Unrealized appreciation on OTC forward exchange contracts .......................................... 130,697,157
Other assets .............................................................................. 3,155
Total assets .......................................................................... 15,809,127,218
Liabilities:
Payables:
Investment securities purchased .............................................................. 4,882,607
Capital shares redeemed ................................................................... 117,349,167
Management fees ......................................................................... 6,263,290
Distribution fees .......................................................................... 1,487,925
Transfer agent fees ........................................................................ 5,426,374
Options written, at value (premiums received $185,347,791) ........................................... 200,664,573
Unrealized depreciation on OTC forward exchange contracts .......................................... 523,790,204
Deferred tax ............................................................................... 18,585,643
Accrued expenses and other liabilities ........................................................... 3,965,945
Total liabilities ......................................................................... 882,415,728
Net assets, at value ................................................................. $14,926,711,490
Net assets consist of:
Paid-in capital ............................................................................. $20,303,378,512
Total distributable earnings (losses) ............................................................. (5,376,667,022)
Net assets, at value ................................................................. $14,926,711,490

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
Templeton
Global Bond
Fund
Class A:
Net assets, at value ....................................................................... $4,749,790,224
Shares outstanding ........................................................................ 484,695,571
Net asset value per share
a
.................................................................. $9.80
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.18
Class C:
Net assets, at value ....................................................................... $682,581,571
Shares outstanding ........................................................................ 69,436,649
Net asset value and maximum offering price per share
a
............................................. $9.83
Class R:
Net assets, at value ....................................................................... $170,554,481
Shares outstanding ........................................................................ 17,403,814
Net asset value and maximum offering price per share ............................................. $9.80
Class R6:
Net assets, at value ....................................................................... $2,273,174,752
Shares outstanding ........................................................................ 233,099,593
Net asset value and maximum offering price per share ............................................. $9.75
Advisor Class:
Net assets, at value ....................................................................... $7,050,610,462
Shares outstanding ........................................................................ 722,846,754
Net asset value and maximum offering price per share ............................................. $9.75
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
Templeton
Global Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $6,529,906
Interest: (net of foreign taxes of $28,656,763)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 81,486,939
Paid in cash
a
........................................................................... 950,744,956
Total investment income ................................................................... 1,038,761,801
Expenses:
Management fees (Note 3 a ) ................................................................... 98,298,804
Distribution fees: (Note 3c )
    Class A ................................................................................ 13,880,435
    Class C ................................................................................ 6,463,406
    Class R ................................................................................ 914,421
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 8,682,731
    Class C ................................................................................ 1,556,762
    Class R ................................................................................ 288,054
    Class R6 ............................................................................... 1,641,988
    Advisor Class ............................................................................ 16,105,176
Custodian fees (Note 4 ) ...................................................................... 5,839,535
Reports to shareholders ...................................................................... 1,231,755
Registration and filing fees .................................................................... 410,217
Professional fees ........................................................................... 363,905
Trustees' fees and expenses .................................................................. 543,962
Other .................................................................................... 998,838
Total expenses ......................................................................... 157,219,989
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (5,160,995)
Net expenses ......................................................................... 152,058,994
Net investment income ................................................................ 886,702,807
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $24,314,771)
Unaffiliated issuers ...................................................................... (978,572,605)
Written options ........................................................................... (349,612,471)
Foreign currency transactions ................................................................ (91,609,109)
Forward exchange contracts ................................................................. 12,856,283
Swap contracts ........................................................................... (1,398,759,947)
Net realized gain (loss) .................................................................. (2,805,697,849)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 530,339,859
Translation of other assets and liabilities denominated in foreign currencies .............................. 4,846,971
Written options ........................................................................... (82,604,353)
Forward exchange contracts ................................................................. (48,445,963)
Swap contracts ........................................................................... 476,588,294
Change in deferred taxes on unrealized appreciation ............................................... 8,696,399
Net change in unrealized appreciation (depreciation) ............................................ 889,421,207
Net realized and unrealized gain (loss) ............................................................ (1,916,276,642)
Net increase (decrease) in net assets resulting from operations .......................................... $(1,029,573,835)
a
Includes amortization of premium and accretion of discount.

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
33
Templeton Global Bond Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $886,702,807 $1,745,032,023
Net realized gain (loss) ................................................. (2,805,697,849) (133,827,706)
Net change in unrealized appreciation (depreciation) ........................... 889,421,207 (1,464,890,846)
Net increase (decrease) in net assets resulting from operations ................ (1,029,573,835) 146,313,471
Distributions to shareholders:
Class A ............................................................. (6,612,491) (450,594,449)
Class C ............................................................. (1,078,750) (102,741,096)
Class R ............................................................. (206,391) (12,804,137)
Class R6 ............................................................ (4,369,772) (286,196,893)
Advisor Class ........................................................ (13,136,851) (1,083,896,447)
Distributions to shareholders from tax return of capital:
Class A ............................................................. (242,434,431) —
Class C ............................................................. (39,550,308) —
Class R ............................................................. (7,566,931) —
Class R6 ............................................................ (160,209,371) —
Advisor Class ........................................................ (481,637,650) —
Total distributions to shareholders .......................................... (956,802,946) (1,936,233,022)
Capital share transactions: (Note 2 )
Class A ............................................................. (1,254,552,693) (1,464,401,812)
Class C ............................................................. (611,685,910) (726,315,359)
Class R ............................................................. (21,561,017) (18,340,182)
Class R6 ............................................................ (1,802,048,802) 598,029,081
Advisor Class ........................................................ (6,164,776,063) (3,256,125,030)
Total capital share transactions ............................................ (9,854,624,485) (4,867,153,302)
Net increase (decrease) in net assets ................................... (11,841,001,266) (6,657,072,853)
Net assets:
Beginning of year ....................................................... 26,767,712,756 33,424,785,609
End of year ........................................................... $14,926,711,490 $26,767,712,756

Templeton Income Trust
Notes to Financial Statements
Templeton Global Bond Fund
34
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Global Bond Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R,
Class R6 and Advisor Class. Class C shares automatically
convert to Class A shares after they have been held for 10
years. Each class of shares may differ by its initial sales
load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.

Templeton Income Trust
Notes to Financial Statements
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(continued)
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Templeton Income Trust
Notes to Financial Statements
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(continued)
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 10 regarding other derivative information.
d. Restricted Currency
At December 31, 2020, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements
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(continued)
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 80,792,449 $816,587,860 137,611,766 $1,533,264,819
Shares issued in reinvestment of distributions .......... 23,054,024 232,611,154 38,387,362 426,738,930
Shares redeemed ............................... (228,757,398) (2,303,751,707) (307,683,804) (3,424,405,561)
Net increase (decrease) .......................... (124,910,925) $(1,254,552,693) (131,684,676) $(1,464,401,812)
Class C Shares:
Shares sold ................................... 4,477,787 $45,842,838 13,548,410 $151,865,696
Shares issued in reinvestment of distributions .......... 3,663,000 37,176,208 8,148,728 90,991,905
Shares redeemed
a
.............................. (68,613,100) (694,704,956) (87,656,361) (969,172,960)
Net increase (decrease) .......................... (60,472,313) $(611,685,910) (65,959,223) $(726,315,359)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Income Trust
Notes to Financial Statements
38
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(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Shares Amount Shares Amount
Class R Shares:
Shares sold ................................... 4,274,406 $43,070,893 5,242,028 $58,489,043
Shares issued in reinvestment of distributions .......... 758,709 7,649,988 1,110,292 12,316,999
Shares redeemed ............................... (7,172,655) (72,281,898) (8,022,260) (89,146,224)
Net increase (decrease) .......................... (2,139,540) $(21,561,017) (1,669,940) $(18,340,182)
Class R6 Shares:
Shares sold ................................... 75,175,247 $760,067,332 158,867,377 $1,776,522,575
Shares issued in reinvestment of distributions .......... 14,541,119 146,434,916 22,483,223 247,906,617
Shares redeemed ............................... (270,886,633) (2,708,551,050) (130,160,868) (1,426,400,111)
Net increase (decrease) .......................... (181,170,267) $(1,802,048,802) 51,189,732 $598,029,081
Advisor Class Shares:
Shares sold ................................... 254,268,866 $2,575,004,566 448,155,451 $4,971,329,931
Shares issued in reinvestment of distributions .......... 44,737,624 450,779,593 87,051,750 962,385,089
Shares redeemed ............................... (915,126,570) (9,190,560,222) (841,142,266) (9,189,840,050)
Net increase (decrease) .......................... (616,120,080) $(6,164,776,063) (305,935,065) $(3,256,125,030)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements
39
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(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2020, the gross effective investment management fee rate was 0.482% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.650% Up to and including $200 million
0.585% Over $200 million, up to and including $700 million
0.550% Over $700 million, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $1.3 billion
0.475% Over $1.3 billion, up to and including $35 billion
0.470% Over $35 billion, up to and including $50 billion
0.465% Over $50 billion, up to and including $65 billion
0.460% Over $65 billion, up to and including $80 billion
0.455% In excess of $80 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $67,147
CDSC retained .............................................................................. $161,966
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements
40
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(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2020, the Fund paid transfer agent fees of $28,274,711, of which $9,099,610 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2021. Prior to May 1, 2020, the Class R6 transfer agent fees were limited to 0.02% based on the average net assets of the class.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2020, there were no credits earned.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $3,382,668,169 $11,135,247,450 $(12,787,035,830) $— $— $1,730,879,789 1,730,879,789 $6,529,906
Total Affiliated Securities .... $3,382,668,169 $11,135,247,450 $(12,787,035,830) $— $— $1,730,879,789 $6,529,906
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements
41
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(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
 At December 31, 2020, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2020, the Fund deferred late-year ordinary losses of $396,875,278.
The tax character of distributions paid during the years ended December 31, 2020 and 2019, was as follows:
At December 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, swaps, options sold, bond discounts and premiums, tax straddles and inflation related adjustments on foreign securities.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2020, aggregated
$9,784,005,449 and $17,139,990,619, respectively.
7. Credit Risk
At December 31, 2020, the Fund had 10.7% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $7,393,297
Long term ................................................................................ 2,157,815,968
Total capital loss carryforwards ............................................................... $2,165,209,265
2020 2019
Distributions paid from:
Ordinary income .......................................................... $25,404,255 $1,936,233,022
Return of capital ........................................................... 931,398,691 —
$956,802,946 $1,936,233,022
Cost of investments .......................................................................... $17,117,035,045
Unrealized appreciation ........................................................................ $1,316,947,751
Unrealized depreciation ........................................................................ (4,112,780,754)
Net unrealized appreciation (depreciation) .......................................................... $(2,795,833,003)

Templeton Income Trust
Notes to Financial Statements
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(continued)
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At December 31, 2020, the Fund had 3.7% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund's holdings.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Other Derivative Information
At December 31, 2020, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond Fund
Foreign exchange contracts ..
Investments in securities, at value $ 162,283,785
a
Options written, at value $ 200,664,573
Unrealized appreciation on OTC
forward exchange contracts
130,697,157 Unrealized depreciation on OTC
forward exchange contracts
523,790,204
Total .................... $292,980,942 $724,454,777
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

Templeton Income Trust
Notes to Financial Statements
43
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Annual Report
Templeton Global Bond Fund
(continued)
For the year ended December 31, 2020, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2020, the average month end notional amount of swap contracts and options represented
$674,256,000 and $34,310,165,520 respectively. The average month end contract value of forward exchange contracts was
$25,033,636,064.
At December 31, 2020, OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Templeton Global Bond Fund
Interest rate contracts .......
Swap contracts $(1,398,759,947) Swap contracts $476,588,294
Foreign exchange contracts ..
Investments 576,487,517
a
Investments 54,542,907
a
Written options (349,612,471) Written options (82,604,353)
Forward exchange contracts 12,856,283 Forward exchange contracts (48,445,963)
Total .................... $(1,159,028,618) $400,080,885
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Derivatives
Templeton Global Bond Fund
Forward exchange contracts ............................. $ 130,697,157 $ 523,790,204
Options purchased ..................................... 162,283,785 —
Options written ........................................ — 200,664,57 3
Total ............................................. $292,980,942 $724,454,777
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements
44
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Templeton Global Bond Fund
(continued)
At December 31, 2020, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At December 31, 2020, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... — — — — —
BOFA .................... — — — — —
CITI ..................... 117,013,954 (117,013,954) — — —
DBAB ................... 45,173,589 — (43,003,661) — 2,169,928
GSCO ................... 22,503,927 (22,503,927) — — —
HSBK ................... 19,558,925 (19,558,925) — — —
JPHQ ................... 36,277,913 (36,277,913) — — —
MSCO ................... 50,548,895 (50,548,895) — — —
UBSW ................... 1,903,739 (1,903,739) — — —
Total ................... $292,980,942 $(247,807,353) $ (43,003,661) $— $2,169,928
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... 49,148 — — (49,148) —
BOFA .................... 2,771,926 — — (2,771,926) —
CITI ..................... 415,000,356 (117,013,954) — (297,986,402) —
DBAB ................... — — — — —
GSCO ................... 40,738,977 (22,503,927) — (18,160,000) 75,050
HSBK ................... 82,823,743 (19,558,925) — (63,264,818) —
JPHQ ................... 56,031,362 (36,277,913) — (19,753,449) —
MSCO ................... 122,341,672 (50,548,895) — (71,792,777) —
UBSW ................... 4,697,593 (1,903,739) — (2,793,854) —
Total ................... $724,454,777 $(247,807,353) $— $(476,572,374) $75,050
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements
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Templeton Global Bond Fund
(continued)
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 49 .
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2020, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
a
At December 31, 2020, the Fund received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements
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Templeton Global Bond Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities :
Argentina ............................ $ — $ — $ 506,006,278 $ 506,006,278
Brazil ............................... — 475,844,074 — 475,844,074
Colombia ............................ — 488,310,859 — 488,310,859
Ghana .............................. — 389,707,175 — 389,707,175
India ................................ — 391,112,596 — 391,112,596
Indonesia ............................ — 1,665,458,247 — 1,665,458,247
Mexico .............................. — 2,269,716,179 — 2,269,716,179
Norway .............................. — 1,117,037,007 — 1,117,037,007
South Korea .......................... — 1,269,131,857 — 1,269,131,857
Supranational ......................... — 135,349,613 — 135,349,613
U.S. Government and Agency Securities ....... — 3,106,532,845 — 3,106,532,845
Options purchased ....................... — 162,283,785 — 162,283,785
Short Term Investments ................... 1,730,879,789 1,174,768,407 32,820,953 2,938,469,149
Total Investments in Securities ........... $1,730,879,789 $12,645,252,644 $538,827,231 $14,914,959,664
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 130,697,157 $ — $ 130,697,157
Restricted Currency (ARS) ................. — — 106,650 106,650
Total Other Financial Instruments ......... $— $130,697,157 $106,650 $130,803,807
Receivables:
Interest (ARS) ........................... $— $— $11,892,277 $11,892,277
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 200,664,573 $ — $ 200,664,573
Forward exchange contracts ................ — 523,790,204 — 523,790,204
Total Other Financial Instruments ......... $— $724,454,777 $— $724,454,777
Payables:
Investment Securities Purchased (ARS) ....... $— $— $4,882,607 $4,882,607
Deferred Tax(ARS) ....................... $— $— $30,205 $30,205
12. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements
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Templeton Global Bond Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2020, the reconciliation is as follows:
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities :
Argentina ......... $ 421,896,146 $ 345,644,812 $ (113,449,479) $ — $ — $ 87,221,119 $ (201,978,704) $ (33,327,616) $ 506,006,278 $ (110,620,053)
Short Term Investments . 41,783,420 79,255,533 (57,142,386) — — 7,673,373 (27,306,223) (11,442,764) 32,820,953 961,806
Total Investments in Securities . $463,679,566 $424,900,345 $(170,591,865) $— $— 94,894,492 (229,284,927) (44,770,380) $538,827,231 $(109,658,247)
Other Financial Instruments:
Restricted Currency (ARS)
$96,378,491 $213,718,157 $(293,815,488) $— $— $— $(18,859,916) $2,685,406 $106,650 $1,409
Receivables:
Interest (ARS) ......
$20,624,672 $118,231,293 $(112,198,057) $— $— $— $(16,585,448) $1,819,817 $11,892,277 $429,019
Liabilities:
Payables:
Deferred Tax (ARS) ....
$57,813 $— $— $— $— $— $— $(27,608) $30,205 $(27,608)
Investment Securities
Purchased (ARS) ....
$— $4,882,607 $— $— $— $— $— $— $4,882,607 $—
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
12. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements
48
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Templeton Global Bond Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2020, are as follows:
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
.........
$506,006,278 Market comparables Implied foreign
exchange rate
143.8 ARS/USD Decrease
b
Short Term Investments:
Argentina
.........
32,820,953 Market comparables Implied foreign
exchange rate
143.8 ARS/USD Decrease
c
All Other
............
11,998,927
d
Liabilities:
All Other
...........
4,912,812
d
Total
...............
$545,913,346
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Represents a significant impact to fair value but not net assets.
d
Includes values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
12. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements
49
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Templeton Global Bond Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
Selected Portfolio
BADLAR
Argentina Deposit Rates Badlar Private Banks
ARS
CER
Reference Stabilization Coefficient
FRN
Floating Rate Note
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CHF
Swiss Franc
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
USD
United States Dollar

Templeton Income Trust
Report of Independent Registered Public Accounting Firm
50
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Annual Report
To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Global Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Global Bond Fund (one of the funds constituting Templeton Income Trust, referred to hereafter as the "Fund") as of December
31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31,
2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Income Trust
Tax Information (unaudited)
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Templeton Global Bond Fund
At December 31, 2020, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the 2021 distribution date, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

Templeton Income Trust
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 125 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 125 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Income Trust
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since
2001 and Lead
Independent
Trustee since 2007
125 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 125 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 125 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013 and
Vice President
since 1996
125 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Templeton Income Trust
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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Michael Hasenstab Ph.D.
(1973)
President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of three of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2017 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Income Trust
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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary since
2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Christine Zhu (1975) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Advisers, Inc.; and officer of three of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Income Trust
Shareholder Information
57
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Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

406 A 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Global Bond Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Annual Report and Shareholder Letter
Templeton Emerging
Markets Bond Fund
A Series of Templeton Income Trust
December 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended December 31, 2020, the
novel coronavirus pandemic hindered the global economy.
Starting in March, worldwide efforts to slow the infection
rate thwarted global economic activity, and central banks
acted swiftly to maintain financial stability. The U.S. Federal
Reserve enacted emergency rate cuts and authorized open-
ended purchasing of government-backed and corporate
bonds to bolster markets, and the European Central Bank’s
Pandemic Emergency Purchase Programme included
private and public sector securities. These measures
helped U.S. and eurozone economic growth to resume in
2020’s third quarter after two quarters of contraction. In this environment, global government bonds, as measured by the
FTSE World Government Bond Index, posted total returns of
+10.11% and +5.52% in U.S. dollar and local currency terms,
respectively.
1
The U.S. dollar decreased against most foreign
currencies during the period.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
advisors and review their portfolios to design a long-term
strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.
Templeton Emerging Markets Bond Fund’s annual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro
This letter reflects our analysis and opinions as of December
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Templeton Emerging Markets Bond Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 28
Notes to Financial Statements 32
Report of Independent Registered
Public Accounting Firm 48
Tax Information 49
Board Members and Officers 50
Shareholder Information 55
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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ANNUAL REPORT
Templeton Emerging Markets Bond Fund
This annual report for Templeton Emerging Markets Bond
Fund covers the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation
as a secondary goal. Under normal market conditions,
the Fund invests at least 80% of its net assets in a non-
diversified portfolio of bonds issued by governments or
government-related entities that are located in emerging
market countries, as well as bonds issued by emerging
market corporate entities. For purposes of the Fund’s
80% policy, bonds issued by entities located in emerging
markets countries include derivative instruments and other
investments that have economic characteristics similar to
such securities.
*Includes foreign government and agency securities, money market funds and other net assets (including derivatives).
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a -6.80% cumulative total return. In comparison, U.S.
dollar-denominated emerging market bonds, as measured
by the Fund’s benchmark, the J.P. Morgan (JPM) Emerging
Markets Bond Index (EMBI) Global, posted a +5.88%
cumulative total return in U.S. dollar terms for the same
period.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
The 12-month period ended December 31, 2020, started
optimistically, as a phase one trade deal between the U.S.
and China appeared to bolster market sentiment, driving risk asset valuations higher in several markets across the globe.
However, conditions changed radically and rapidly by late
February, as the novel coronavirus (COVID-19) pandemic
upended economies and financial markets around the world.
Lockdown orders from governments trying to “flatten the
curve” (i.e., stem the rate of infection) ultimately brought entire countries, regions and continents to an economic
standstill in March and April. The speed and pervasiveness
of the economic shocks were unprecedented. There is
no historical comparison for the magnitude of aggregate
demand that was destroyed, nor the magnitude of job losses
in such a compressed timescale.
Risk aversion rapidly escalated to crisis levels and deepened throughout March, driving correlations to 1.0 across
multiple asset classes as investors shed risk and moved
into perceived safe havens. Credit markets experienced
substantial price volatility, with the lower-rated credit tiers bearing the brunt of the selloffs. The U.S. Federal Reserve
(Fed) responded quickly to the deepening crisis with two
emergency rate cuts in March, the second of which dropped
the federal funds target rate 100 basis points (bps) to the
zero bound that was used during the 2008 global financial
crisis (GFC). The Fed also cut reserve requirements and
encouraged financial institutions to borrow directly from the discount window.
Growing liquidity strains throughout financial markets in
March prompted the Fed to restart liquidity programs that
had been created during the GFC, such as the Commercial
Paper Funding Facility and the Primary Dealer Credit
Facility. On March 23, the Fed took its financial market
interventions beyond the scope of the GFC programs by
creating corporate lending programs, and announcing its
intentions to support lending to small- and medium-sized
businesses through the newly created Main Street Business
Lending Program. The Fed also pledged to buy unlimited
government bonds, abandoning the previous quantitative
easing (QE) targets it had announced a week earlier on
March 15. The heightened demand for U.S. dollars (USD)
Portfolio Composition
12/31/20
% of Total
Net Assets
Foreign Government and Agency Securities 68.2%
Corporate Bonds 2.2%
Short-Term Investments & Other Net Assets* 29.6%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

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around the world also led the Fed to expand its liquidity
swaps program with foreign central banks beyond the five
banks in its standing facility.
On the U.S. fiscal side, Congress passed the CARES
Act (Coronavirus Aid, Relief, and Economic Security)
on March 27, a USD$2.2 trillion fiscal relief program
designed to provide loans to businesses, income support
and unemployment benefits to individuals, and funding
for hospitals and public health services. It was the largest economic relief bill in U.S. history.
In Europe, the European Central Bank (ECB) unveiled the
€750 billion Pandemic Emergency Purchase Programme
(PEPP) in an unscheduled mid-week announcement on
March 18. ECB President Christine Lagarde commented
that, “there are no limits to our commitment to the euro.
We are determined to use the full potential of our tools,
within our mandate.” PEPP appeared geared to support the
more vulnerable states, as the program has unprecedented
flexibility to buy a wide range of eligible securities, including
Greek and Italian sovereign debt, as well as corporate
commercial paper. The European Commission passed its
€750 billion recovery fund in July, which was largely viewed by markets as a major step towards greater fiscal solidarity across the euro area.
In the second quarter of 2020, global financial markets
rebounded from the extreme lows in March, as extraordinary
measures from central banks and governments appeared to
improve market confidence. Additionally, regional economies
began to incrementally reopen and the improving economic
data appeared to bolster optimism that the worst of the
economic shocks had passed. Risk assets rallied and
credit spreads tightened in many sectors during the second
quarter, returning to levels last seen in early March and late
February. Those trends largely extended through July and
August as strengthening economic activity and profound
policy interventions continued to fuel rallies across global financial markets through much of the summer. However,
many risk assets appeared detached from underlying
economic fundamentals due to extraordinary monetary
policies.
Risk assets eventually pulled back from their summer high
points in September 2020, as rising cases of COVID-19
appeared to concern investors, particularly as areas of
Europe and Asia returned to various mobility restrictions.
Developed market sovereign bond yields fluctuated during
the summer months, rising on reflation expectations but
dropping in September as broad risk aversion returned to
global financial markets. Additionally, economic recoveries
in many regions showed signs of levelling off in August and
September, demonstrating that the improvements in the
late spring and summer months were rebounds from the
extreme low points in March and April, not trends that could be extrapolated through upcoming quarters.
Yoshihide Suga was confirmed as the new prime minister of
Japan on September 16, following Shinzo Abe's resignation
on August 28. Abe had been prime minister since December
2012. We expected political continuity in the near term, as
Suga is an Abe loyalist who was often credited with pushing
through many of Abe’s critical domestic reforms.
In October 2020, “risk-on” sentiment initially returned to
global financial markets, with risk assets rallying during the first couple weeks of the month before broad risk aversion
sharply returned, leading to significant price adjustments in various credit sectors during the second half of the month.
Investors appeared concerned over resurgent waves of
COVID-19 cases around the world. Market sentiments
ultimately improved in November on apparent optimism over
promising vaccine trials and prospects for a potential global economic recovery in 2021. Risk assets finished the final
months of the year on broad-based rallies as initial vaccine distributions commenced.
However, market optimism in the fourth quarter ran in stark
contrast to the worsening pandemic, as COVID-19 infections
surged to record levels in areas of Europe, the U.S. and
Latin America in the waning months of the year, with a
highly contagious variant of the virus surfacing in dozens of countries. The harsh realities of a worldwide health crisis and deepening economic hardship continued to have profound
consequences for lives and livelihoods around the world.
In late December 2020, the U.S. government passed
a USD$900 billion support package that extended
unemployment benefits until mid-March 2021 and provides
one-time relief payments of USD$600 to most citizens.
Additional fiscal stimulus appeared likely with the upcoming change in the U.S. government. The Fed continued to
maintain low rates as well as its emergency support program
from March through the end of the year, continuously
reaffirming its commitment to use its “full range of tools to support the U.S. economy” at each policy meeting.
The ECB also kept monetary policy unchanged through
the end of the year, with the main refinancing operations
rate remaining at 0.0%, and the main deposit facility rate
remaining at -0.5%. The ECB increased the size of the PEPP
program to €1.85 trillion in December, after previously raising it to €1.35 trillion in June. The U.K. and the European Union also settled on final terms for post-Brexit trade agreements in the last week of the year.

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The Bank of Japan (BOJ) also made no changes to its rates
policy in 2020. Overnight interest rates remained at 0.1%
and the yield target on the 10-year Japanese government
bond remained at 0.0%. In the second quarter, the BOJ
removed QE caps and quadrupled the size of its corporate
debt purchases. It also increasingly focused on ensuring
businesses had ample access to capital through various
loan programs, increasing its lending program to USD$1
trillion. However, despite the BOJ's efforts to drive inflation higher during the Abenomics era, deflationary pressures
returned, with core inflation dropping to -0.4% year-over-
year in August and falling further to -0.9% in November.
The BOJ announced in December that it had launched
a comprehensive review of its monetary framework,
scheduled to arrive in March 2021. We continued to expect
the Japanese yen to appreciate against the USD during
the period, on stable rate differentials and Japan’s strong
external balance.
Nearly every country in the world declared some form
of fiscal response to the economic crisis in 2020, with
most countries pursuing programs that went beyond the
measures they deployed during the GFC. Debt-to-GDP
(gross domestic product) ratios have risen significantly in just about every country. On the monetary front, many central
banks aggressively cut policy rates, with several indicating they intend to respond to ongoing economic adversity with
additional accommodation as needed. During the 12-month
period, Brazil cut rates by 250 bps to 2.00%, Colombia cut
rates by 250 bps to 1.75%, Mexico cut rates by 300 bps to
4.25%, Indonesia cut rates by 125 bps to 3.75%, and India
cut rates by 115 bps to 4.00%.
In global bond markets, the yield on the 10-year U.S.
Treasury (UST) note finished the period 100 bps lower,
at 0.92%, ranging from a pre-pandemic high of 1.92% on
January 1 to an all-time low of 0.51% on August 4. The yield on the 10-year German Bund finished the year 38 bps lower
at -0.57%, ranging from a pre-pandemic high of -0.19%
on January 13 to an all-time low of -0.86% on March 9,
during peak financial market shocks. Sovereign bond yields
also declined in several countries on ongoing monetary
accommodation during the year, notably including much of
Latin America and Asia, particularly Brazil, Mexico, Indonesia and India.
In currency markets, the USD initially strengthened in March on tremendous demand for U.S. dollars during the financial
market shocks, but then entered a broad-based weakening
pattern in mid-May that largely persisted through the end
of December. Many developed market and emerging
market currencies alike strengthened against the USD
over the final seven months of the year. In credit markets,
spreads widened substantially during peak financial market
volatility in February and March, but progressively tightened from April through December, with several sovereign and
corporate sectors finishing the year at pre-pandemic levels.
Investment Strategy
We invest selectively in bonds from emerging markets
around the world to seek to generate income for the Fund,
pursuing opportunities while monitoring changes in interest
rates, currency exchange rates and credit risks. We manage
the Fund’s exposure to various currencies and regularly
use currency and cross currency forward contracts and
may also use currency and currency index futures contracts
and currency options. We may also use other derivative
instruments, such as interest rate/bond futures contracts and swap agreements.
Manager’s Discussion
During the reporting period, the team actively pursued
select duration exposures in emerging market countries
that offered positive real yields, favoring countries that have solid underlying fundamentals, strong domestic drivers, and
prudent fiscal and monetary policies. The team generally
preferred the intermediate to short-term ranges of local-
currency yield curves, based on attractive risk-adjusted
returns in those segments, and its broad strategy of avoiding interest-rate risks given its expectations for rising rates.
The team maintained largely unhedged exposure to local-
currency markets to capture higher levels of income from
local-currency bonds.
Several emerging markets continued to offer significantly
higher yields than much of the global fixed income markets
around the world. The strategy entered the reporting period
in a de-risked state as the investment team saw elevated
global financial market risks that it believed were significantly underappreciated by markets. While the team was not
explicitly anticipating the COVID-19 crisis, it was concerned that overvalued risk assets were vulnerable to a geopolitical, economic or financial market shock. The team adjusted the
Geographic Composition
12/31/20
% of Total
Net Assets
Americas 37.5%
Asia Pacific 26.7%
Middle East & Africa 6.2%
Short-Term Investments & Other Net Assets 29.6%

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risk-sizing of various positions and hedged various areas
of local-currency emerging market beta risk through proxy
hedges (net-negative Australian dollar) and direct hedges
(South Korean won, Mexican peso and Brazilian real). The
strategy continued to focus on value and attractive levels of yield in local-currency bonds in specific emerging markets,
such as Brazil, Mexico, Colombia, Indonesia, India and
Ghana. The strategy exited its negative duration exposure to
USTs in the first quarter. The strategy held various sovereign credit exposures but generally continued to prefer the
valuations in specific local-currency markets over the more
fully valued credit markets. During the period, the team used forward currency exchange contracts to actively manage
currencies, and used interest-rate swaps to tactically
manage duration exposures.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies contributed to absolute results, while overall
credit exposures had a largely neutral effect. Among
currencies, positions in Latin America (the Brazilian real,
Argentine peso and Mexican peso) and Asia ex-Japan (the
Indonesian rupiah) detracted from absolute performance.
The Fund’s net-negative position in the Australian dollar
also detracted from absolute results. However, its net-
positive position in the Japanese yen contributed to absolute performance, as did its net-negative position in the euro
at the beginning of the period. The Fund maintained low
overall portfolio duration, while holding duration exposures in select emerging markets. Select duration exposures in
Latin America (Argentina, Mexico, and Colombia contributed,
while Brazil detracted), Asia ex-Japan (India and Indonesia)
and Africa (Ghana) contributed to absolute results.
Thank you for your participation in Templeton Emerging
Markets Bond Fund. We look forward to serving your future
investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2020
Templeton Emerging Markets Bond Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -6.80% -10.28%
5-Year +11.12% +1.36%
Since Inception (4/1/13) +4.34% +0.06%
Advisor
1-Year -6.46% -6.46%
5-Year +12.43% +2.37%
Since Inception (4/1/13) +6.27% +0.79%
See page 9 for Performance Summary footnotes.

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See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/1/13– 12/31/20 )
Advisor Class
(4/1/13– 12/31/20 )

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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Foreign securities involve special risks, including currency rate fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those re-
lating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the
Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Bonds are subject to liquidity risk, which may have an adverse impact on the security’s value or a fund’s ability to sell such securities. Changes in interest rates will affect the value of the Fund’s portfolio, share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Investments in lower rated securities include higher risks of default and loss of principal. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Source: Morningstar. The JPM EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Tax Return
of Capital Total
A $0.0103 $0.4983 $0.5086
C $0.0097 $0.4688 $0.4785
R $0.0102 $0.4969 $0.5071
R6 $0.0108 $0.5226 $0.5334
Advisor $0.0106 $0.5123 $0.5229
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.26% 2.08%
Advisor 1.01% 1.83%

Your Fund’s Expenses
Templeton Emerging Markets Bond Fund
10
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,003.13 $5.18 $1,019.97 $5.22 1.03%
C $1,000 $1,000.75 $7.51 $1,017.63 $7.57 1.49%
R $1,000 $1,002.80 $5.55 $1,019.60 $5.60 1.10%
R6 $1,000 $1,004.69 $3.84 $1,021.30 $3.88 0.76%
Advisor $1,000 $1,003.94 $4.21 $1,020.93 $4.25 0.84%

Templeton Income Trust
Financial Highlights
Templeton Emerging Markets Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $7.73 $8.13 $9.16 $8.84 $8.75 $8.33
Income from investment operations
b
:
Net investment income
c
............. 0.48 0.62 0.68 0.70 0.21 0.55
Net realized and unrealized gains (losses) (1.00) (0.51) (0.99) 0.20 0.04 0.06
Total from investment operations ........ (0.52) 0.11 (0.31) 0.90 0.25 0.61
Less distributions from:
Net investment income .............. (0.01) (0.51) (0.52) (0.57) (0.16) (0.19)
Net realized gains ................. — — (0.01) (0.01) — —
Tax return of capital ................ (0.50) — (0.19) — — —
Total distributions ................... (0.51) (0.51) (0.72) (0.58) (0.16) (0.19)
Net asset value, end of year ........... $6.70 $7.73 $8.13 $9.16 $8.84 $8.75
Total return
d
....................... (6.80)% 1.33% (3.30)% 10.21% 2.89% 7.47%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.10% 2.16% 2.15% 2.46% 3.22% 2.45%
Expenses net of waiver and payments by
affiliates .......................... 1.07% 1.13% 1.14% 1.22% 1.11% 1.15%
Net investment income ............... 6.84% 7.75% 8.03% 7.51% 7.16% 6.56%
Supplemental data
Net assets, end of year (000’s) ......... $16,004 $21,984 $20,728 $19,042 $14,214 $13,643
Portfolio turnover rate ................ 56.59% 23.82% 18.82% 77.90% 15.23% 40.40%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $7.72 $8.12 $9.15 $8.84 $8.73 $8.31
Income from investment operations
b
:
Net investment income
c
............. 0.44 0.59 0.65 0.67 0.20 0.51
Net realized and unrealized gains (losses) (0.99) (0.52) (1.00) 0.19 0.03 0.07
Total from investment operations ........ (0.55) 0.07 (0.35) 0.86 0.23 0.58
Less distributions from:
Net investment income .............. (0.01) (0.47) (0.49) (0.54) (0.12) (0.16)
Net realized gains ................. — — (0.01) (0.01) — —
Tax return of capital ................ (0.47) — (0.18) — — —
Total distributions ................... (0.48) (0.47) (0.68) (0.55) (0.12) (0.16)
Net asset value, end of year ........... $6.69 $7.72 $8.12 $9.15 $8.84 $8.73
Total return
d
....................... (7.22)% 0.89% (3.69)% 9.75% 2.67% 6.98%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.54% 2.56% 2.54% 2.89% 3.74% 2.94%
Expenses net of waiver and payments by
affiliates .......................... 1.51% 1.53% 1.53% 1.65% 1.63% 1.64%
Net investment income ............... 6.33% 7.35% 7.64% 7.08% 6.64% 6.07%
Supplemental data
Net assets, end of year (000’s) ......... $1,821 $2,276 $2,799 $2,553 $548 $464
Portfolio turnover rate ................ 56.59% 23.82% 18.82% 77.90% 15.23% 40.40%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $7.73 $8.14 $9.17 $8.85 $8.71 $8.30
Income from investment operations
b
:
Net investment income
c
............. 0.47 0.62 0.68 0.70 0.21 0.51
Net realized and unrealized gains (losses) (0.98) (0.52) (1.00) 0.20 0.05 0.07
Total from investment operations ........ (0.51) 0.10 (0.32) 0.90 0.26 0.58
Less distributions from:
Net investment income .............. (0.01) (0.51) (0.51) (0.57) (0.12) (0.17)
Net realized gains ................. — — (0.01) (0.01) — —
Tax return of capital ................ (0.50) — (0.19) — — —
Total distributions ................... (0.51) (0.51) (0.71) (0.58) (0.12) (0.17)
Net asset value, end of year ........... $6.71 $7.73 $8.14 $9.17 $8.85 $8.71
Total return
d
....................... (6.81)% 1.32% (3.40)% 10.13% 2.96% 7.15%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.13% 2.18% 2.18% 2.50% 3.12% 2.77%
Expenses net of waiver and payments by
affiliates .......................... 1.10% 1.15% 1.22% 1.26% 1.01% 1.47%
Net investment income ............... 6.67% 7.73% 7.95% 7.47% 7.26% 6.24%
Supplemental data
Net assets, end of year (000’s) ......... $12 $13 $12 $14 $10 $9
Portfolio turnover rate ................ 56.59% 23.82% 18.82% 77.90% 15.23% 40.40%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $7.74 $8.14 $9.17 $8.85 $8.77 $8.34
Income from investment operations
b
:
Net investment income
c
............. 0.52 0.66 0.74 0.74 0.22 0.57
Net realized and unrealized gains (losses) (1.02) (0.52) (1.02) 0.19 0.04 0.06
Total from investment operations ........ (0.50) 0.14 (0.28) 0.93 0.26 0.63
Less distributions from:
Net investment income .............. (0.01) (0.54) (0.54) (0.60) (0.18) (0.20)
Net realized gains ................. — — (0.01) (0.01) — —
Tax return of capital ................ (0.52) — (0.20) — — —
Total distributions ................... (0.53) (0.54) (0.75) (0.61) (0.18) (0.20)
Net asset value, end of year ........... $6.71 $7.74 $8.14 $9.17 $8.85 $8.77
Total return
d
....................... (6.47)% 1.69% (2.95)% 10.50% 2.90% 7.84%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.04% 1.94% 1.91% 2.87% 5.59% 6.58%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.75% 0.78% 0.92% 0.91% 0.93%
Net investment income ............... 7.37% 8.13% 8.39% 7.81% 7.36% 6.77%
Supplemental data
Net assets, end of year (000’s) ......... $598 $1,057 $831 $281 $4 $4
Portfolio turnover rate ................ 56.59% 23.82% 18.82% 77.90% 15.23% 40.40%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $7.75 $8.16 $9.19 $8.86 $8.78 $8.35
Income from investment operations
b
:
Net investment income
c
............. 0.51 0.63 0.76 0.74 0.21 0.55
Net realized and unrealized gains (losses) (1.01) (0.51) (1.05) 0.19 0.04 0.07
Total from investment operations ........ (0.50) 0.12 (0.29) 0.93 0.25 0.62
Less distributions from:
Net investment income .............. (0.01) (0.53) (0.53) (0.59) (0.17) (0.19)
Net realized gains ................. — — (0.01) (0.01) — —
Tax return of capital ................ (0.51) — (0.20) — — —
Total distributions ................... (0.52) (0.53) (0.74) (0.60) (0.17) (0.19)
Net asset value, end of year ........... $6.73 $7.75 $8.16 $9.19 $8.86 $8.78
Total return
d
....................... (6.46)% 1.45% (3.01)% 10.53% 2.90% 7.65%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.91% 1.91% 1.89% 2.24% 3.09% 2.30%
Expenses net of waiver and payments by
affiliates .......................... 0.86% 0.88% 0.88% 1.00% 0.98% 1.00%
Net investment income ............... 7.20% 8.00% 8.29% 7.73% 7.29% 6.71%
Supplemental data
Net assets, end of year (000’s) ......... $3,950 $14,504 $10,797 $1,585 $312 $353
Portfolio turnover rate ................ 56.59% 23.82% 18.82% 77.90% 15.23% 40.40%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Income Trust
Statement of Investments, December 31, 2020
Templeton Emerging Markets Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 619,903 —
—
Total Common Stocks (Cost $14,998) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 2.2%
Costa Rica 2.2%
a,c
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 . Diversified Financial Services 525,840 507,166
South Africa 0.0%
†
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 177,306 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 47,366 EUR 59
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 167,015 732
791
Total Corporate Bonds (Cost $826,155) ........................................
507,957
Foreign Government and Agency Securities 68.2%
Argentina 7.5%
f,g
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 11,774,256 ARS 82,116
Index Linked, 1%, 8/05/21 ........ 4,262,723 ARS 29,992
Index Linked, 1.2%, 3/18/22 ....... 115,477,096 ARS 808,356
Index Linked, 1.3%, 9/20/22 ....... 155,809 ARS 1,041
Index Linked, 1.4%, 3/25/23 ....... 83,236,383 ARS 543,766
Index Linked, 1.5%, 3/25/24 ....... 27,558,310 ARS 164,735
g
Argentina Government Bond ,
16%, 10/17/23 ................. 9,877,000 ARS 31,496
15.5%, 10/17/26 ................ 4,332,000 ARS 10,074
1,671,576
Chile 9.5%
Chile Bonos Tesoreria Pesos ,
4.5%, 2/28/21 ................. 50,000,000 CLP 70,815
e
144A, Reg S, 4%, 3/01/23 ........ 1,090,000,000 CLP 1,648,856
2.5%, 3/01/25 ................. 150,000,000 CLP 222,038
Tesoreria General de LA Republica,
4.5%, 3/01/21 ................. 135,000,000 CLP 191,263
2,132,972
China 4.0%
China Government Bond, 2.64%,
8/13/22 ...................... 5,900,000 CNY 902,537
Colombia 4.1%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 58,000,000 COP 17,190

Templeton Income Trust
Statement of Investments
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia (continued)
Colombia Government Bond,
(continued)
Senior Bond, 9.85%, 6/28/27 ...... 13,000,000 COP $ 4,959
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 178,900,000 COP 55,546
B, 10%, 7/24/24 ................ 383,000,000 COP 135,965
B, 7.5%, 8/26/26 ............... 1,199,800,000 COP 405,114
B, 6%, 4/28/28 ................. 428,400,000 COP 134,102
B, 7.75%, 9/18/30 .............. 381,800,000 COP 131,163
B, 7%, 6/30/32 ................. 107,000,000 COP 34,542
918,581
Ecuador 2.9%
e
Ecuador Government Bond ,
Senior Note, 144A, 0.5%, 7/31/30 .. 40,000 25,750
Senior Bond, 144A, 0.5%, 7/31/35 .. 831,500 454,207
Senior Bond, 144A, 0.5%, 7/31/40 .. 337,000 172,712
652,669
Ethiopia 0.9%
e
Ethiopia Government Bond, Senior
Note, 144A, 6.625%, 12/11/24 ..... 200,000 204,034
Ghana 4.3%
Ghana Government Bond ,
24.75%, 3/01/21 ................ 100,000 GHS 17,359
16.5%, 3/22/21 ................ 1,010,000 GHS 173,313
16.25%, 5/17/21 ................ 1,140,000 GHS 195,160
24.5%, 6/21/21 ................ 730,000 GHS 129,084
24.75%, 7/19/21 ................ 540,000 GHS 95,718
19.5%, 10/18/21 ................ 885,000 GHS 153,121
18.75%, 1/24/22 ................ 320,000 GHS 54,969
18.25%, 7/25/22 ................ 50,000 GHS 8,551
17.6%, 11/28/22 ................ 150,000 GHS 25,263
16.5%, 2/06/23 ................ 340,000 GHS 55,970
19.25%, 11/27/23 ............... 50,000 GHS 8,489
19.75%, 3/25/24 ................ 270,000 GHS 46,295
963,292
India 7.2%
India Government Bond ,
7.26%, 1/14/29 ................ 74,400,000 INR 1,107,021
Senior Note, 5.77%, 8/03/30 ...... 37,000,000 INR 503,534
1,610,555
Indonesia 5.6%
Indonesia Government Bond ,
FR61, 7%, 5/15/22 .............. 16,436,000,000 IDR 1,219,071
FR63, 5.625%, 5/15/23 .......... 308,000,000 IDR 22,664
FR70, 8.375%, 3/15/24 .......... 174,000,000 IDR 13,644
1,255,379
Mexico 11.3%
Mexican Bonos Desarr Fixed Rate ,
M, Senior Note, 7.25%, 12/09/21 ... 880,000 MXN 45,433

Templeton Income Trust
Statement of Investments
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico (continued)
Mexican Bonos Desarr Fixed Rate,
(continued)
M, 6.5%, 6/09/22 ............... 29,203,000 MXN $ 1,512,543
M, Senior Note, 6.75%, 3/09/23 .... 6,113,000 MXN 322,774
M, Senior Bond, 8%, 12/07/23 ..... 2,094,000 MXN 115,661
M 20, 10%, 12/05/24 ............ 8,780,000 MXN 528,584
2,524,995
Senegal 1.0%
e
Senegal Government Bond, Senior
Note, 144A, 6.25%, 7/30/24 ....... 200,000 220,937
South Korea 5.3%
Korea Treasury Bond ,
1.875%, 6/10/26 ................ 96,500,000 KRW 90,838
1.375%, 12/10/29 ............... 1,226,500,000 KRW 1,096,154
1,186,992
Thailand 4.6%
Bank of Thailand ,
Senior Note, 1.75%, 2/18/21 ...... 300,000 THB 10,017
1.62%, 3/12/21 ................ 350,000 THB 11,696
1.84%, 5/27/21 ................ 1,950,000 THB 65,388
1.43%, 8/26/21 ................ 810,000 THB 27,184
Senior Note, 1.32%, 11/25/21 ...... 2,660,000 THB 89,431
0.9%, 2/24/22 ................. 22,768,000 THB 763,426
Thailand Government Bond, Senior
Bond, 3.65%, 12/17/21 ........... 1,470,000 THB 50,549
1,017,691
Total Foreign Government and Agency Securities (Cost $15,273,261) ..............
15,262,210
Total Long Term Investments (Cost $16,114,414) ................................
15,770,167
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.5%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 78.75 JPY, Expires 1/22/21 ... 1 432,000 AUD 5,313
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 79.00 JPY, Expires 1/22/21 ... 1 387,000 AUD 4,111
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 JPY, Expires 4/29/21 ....... 1 280,000 AUD 2,986
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
81.00 JPY, Expires 6/21/21 ....... 1 431,000 AUD 6,046
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.72, Expires 1/22/21 ...... 1 115,000 AUD 6,335

Templeton Income Trust
Statement of Investments
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.75, Expires 4/16/21 ........... 1 172,000 AUD $ 4,757
Foreign Exchange AUD/USD,
Counterparty MSCO, May Strike Price
$0.77, Expires 5/12/21 ........... 1 310,000 AUD 6,503
Foreign Exchange AUD/USD,
Counterparty HSBK, February Strike
Price $0.78, Expires 2/08/21 ...... 1 229,000 AUD 1,499
Foreign Exchange USD/MXN,
Counterparty MSCO, April Strike Price
22.44 MXN, Expires 4/21/21 ....... 1 77,000 614
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 22.98 MXN, Expires 1/14/21 .. 1 145,000 8
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
23.30 MXN, Expires 4/29/21 ....... 1 254,000 1,433
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 24.50 MXN, Expires 1/14/21 .. 1 121,000 1
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 348,000 11,135
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 348,000 11,135
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 245,000 11,282
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 131,000 6,032
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 131,000 6,032
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 520,000 —
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 461,000 —
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 49,000 —
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 457,000 2,147
87,369

Templeton Income Trust
Statement of Investments
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
58.95 JPY, Expires 6/21/21 ....... 1 575,000 AUD $ 237
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
68.50 JPY, Expires 3/24/21 ....... 1 258,000 AUD 123
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 460,000 AUD 1,204
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 230,000 AUD 602
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 JPY, Expires 4/29/21 ....... 1 746,000 AUD 1,567
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.44 JPY, Expires 6/21/21 ....... 1 575,000 AUD 2,250
Foreign Exchange AUD/USD,
Counterparty HSBK, February Strike
Price $0.65, Expires 2/10/21 ...... 1 551,000 AUD 14
Foreign Exchange AUD/USD,
Counterparty HSBK, February Strike
Price $0.65, Expires 2/08/21 ...... 1 458,000 AUD 13
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.67, Expires 4/16/21 ........... 1 336,000 AUD 282
Foreign Exchange AUD/USD,
Counterparty MSCO, January Strike
Price $0.68, Expires 1/21/21 ...... 1 428,000 AUD 6
Foreign Exchange AUD/USD,
Counterparty MSCO, February Strike
Price $0.68, Expires 2/02/21 ...... 1 489,000 AUD 22
Foreign Exchange AUD/USD,
Counterparty HSBK, March Strike
Price $0.69, Expires 3/22/21 ...... 1 304,000 AUD 192
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.69, Expires 1/22/21 ...... 1 355,000 AUD 12
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 66,000 2,316
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 66,000 2,316
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 122,000 4,282
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
20.66 MXN, Expires 3/24/21 ....... 1 152,000 7,075
22,513
Total Options Purchased (Cost $244,440) ......................................
109,882

Templeton Income Trust
Statement of Investments
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Short Term Investments 31.1%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 8.2%
Argentina 0.8%
g,h
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
f
Index Linked, 2/26/21 ............ 581,417 ARS $ 4,013
5/21/21 ...................... 13,000,825 ARS 94,145
f
Index Linked, 9/13/21 ............ 7,060,409 ARS 50,576
g,h
Argentina Letras Del Tesoro En Pesos A
Descuento , 3/31/21 ............. 3,079,477 ARS 19,542
168,276
Brazil 4.3%
h
Brazil Letras do Tesouro Nacional ,
10/01/21 ..................... 2,720,000 BRL 513,949
1/01/22 ...................... 2,440,000 BRL 456,769
970,718
Egypt 2.9%
h
Egypt Treasury Bills ,
2/16/21 ...................... 800,000 EGP 50,390
2/23/21 ...................... 400,000 EGP 25,068
3/16/21 ...................... 500,000 EGP 31,173
6/22/21 ...................... 3,300,000 EGP 199,094
7/13/21 ...................... 1,300,000 EGP 77,888
9/07/21 ...................... 1,000,000 EGP 58,663
12/07/21 ..................... 300,000 EGP 17,102
12/21/21 ..................... 3,200,000 EGP 182,146
641,524
Mexico 0.2%
h
Mexico Cetes ,
BI, 1/28/21 .................... 306,700 MXN 15,383
BI, 2/25/21 .................... 244,500 MXN 12,222
BI, 3/25/21 .................... 50,200 MXN 2,501
BI, 4/08/21 .................... 61,800 MXN 3,074
BI, 5/06/21 .................... 306,600 MXN 15,200
BI, 10/21/21 ................... 10,000 MXN 487
48,867
Total Foreign Government and Agency Securities (Cost $1,925,646) ...............
1,829,385

Templeton Income Trust
Statement of Investments
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 22.9%
United States 22.9%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 5,134,983 $ 5,134,983
Total Money Market Funds (Cost $5,134,983) ...................................
5,134,983
a a a a a
Total Short Term Investments (Cost $7,060,629 ) .................................
6,964,368
a a a
a
Total Investments (Cost $23,419,483) 102.0% ...................................
$22,844,417
Options Written (1.0)% .......................................................
(221,797)
Other Assets, less Liabilities (1.0)% ...........................................
(237,443)
Net Assets 100.0% ...........................................................
$22,385,177
a a a
a
Number of
Contracts
Notional
Amount
#
k
Options Written (1.0)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.00 JPY, Expires 1/22/21 ... 1 387,000 AUD (13,735)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.25 JPY, Expires 1/22/21 ... 1 432,000 AUD (14,336)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
76.80 JPY, Expires 4/29/21 ....... 1 560,000 AUD (19,717)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.95 JPY, Expires 1/22/21 ... 1 460,000 AUD (12,352)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.00 JPY, Expires 6/21/21 ....... 1 431,000 AUD (12,929)
Foreign Exchange AUD/USD,
Counterparty MSCO, February Strike
Price $0.72, Expires 2/02/21 ...... 1 175,000 AUD (9,035)
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.72, Expires 4/16/21 ........... 1 115,000 AUD (5,952)
Foreign Exchange AUD/USD,
Counterparty MSCO, May Strike Price
$0.74, Expires 5/12/21 ........... 1 619,000 AUD (24,703)
Foreign Exchange AUD/USD,
Counterparty HSBK, May Strike Price
$0.78, Expires 5/05/21 ........... 1 287,000 AUD (4,655)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
22.38 MXN, Expires 4/29/21 ....... 1 127,000 (1,145)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 104,000 (5,960)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 104,000 (5,960)

Templeton Income Trust
Statement of Investments
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
k
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.12 MXN, Expires 1/21/21 .. 1 39,000 $ (8)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
24.57 MXN, Expires 4/29/21 ....... 1 64,000 (202)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 25.45 MXN, Expires 1/14/21 .. 1 87,000 —
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 152,000 (1,008)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 29.21 MXN, Expires 1/14/21 .. 1 115,000 —
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 66,000 (1,097)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 66,000 (1,097)
(133,891)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
64.86 JPY, Expires 6/21/21 ....... 1 862,000 AUD (983)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 JPY, Expires 4/29/21 ....... 1 373,000 AUD (268)
Foreign Exchange AUD/USD,
Counterparty MSCO, January Strike
Price $0.64, Expires 1/21/21 ...... 1 214,000 AUD —
Foreign Exchange AUD/USD,
Counterparty HSBK, March Strike
Price $0.65, Expires 3/22/21 ...... 1 124,000 AUD (23)
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.66, Expires 1/27/21 ...... 1 152,000 AUD (1)
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.66, Expires 1/22/21 ...... 1 172,000 AUD (1)
Foreign Exchange AUD/USD,
Counterparty MSCO, February Strike
Price $0.69, Expires 2/02/21 ...... 1 175,000 AUD (19)
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.72, Expires 1/22/21 ...... 1 115,000 AUD (21)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 104,000 (3,765)

Templeton Income Trust
Statement of Investments
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
k
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 104,000 $ (3,765)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 20.39 MXN, Expires 1/21/21 .. 1 39,000 (1,162)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 131,000 (11,440)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 131,000 (11,440)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 245,000 (21,395)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 22.37 MXN, Expires 1/14/21 .. 1 75,000 (9,157)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 144,000 (22,877)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 10,000 (1,589)
(87,906)
Total Options Written (Premiums received $138,448) ............................
$ (221,797)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $2,727,287, representing 12.2% of net assets.
f
Redemption price at maturity is adjusted for inflation. See Note 1(f).
g
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 13 regarding fair value measurements.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1(c) regarding written options.

Templeton Income Trust
Statement of Investments
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
At December 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... CITI Buy 312,317 60,527 1/04/21 $ — $ (396)
Brazilian Real ...... CITI Sell 312,317 53,905 1/04/21 — (6,225)
Australian Dollar .... JPHQ Sell 79,166 6,037,045 JPY 1/13/21 — (2,569)
Chinese Yuan ...... CITI Buy 1,612,760 246,742 1/19/21 1,033 —
Chinese Yuan ...... HSBK Buy 1,746,240 267,103 1/19/21 1,178 —
Mexican Peso ...... MSCO Buy 4,334,800 218,206 1/19/21 — (570)
Mexican Peso ...... MSCO Sell 4,334,800 195,564 1/19/21 — (22,072)
Mexican Peso ...... CITI Buy 4,349,000 218,758 1/21/21 — (461)
Mexican Peso ...... CITI Sell 4,349,000 204,741 1/21/21 — (13,556)
Mexican Peso ...... CITI Buy 3,225,000 162,202 1/22/21 — (344)
Mexican Peso ...... CITI Sell 3,225,000 151,688 1/22/21 — (10,170)
Mexican Peso ...... JPHQ Buy 830,000 41,747 1/22/21 — (90)
Mexican Peso ...... JPHQ Sell 830,000 37,485 1/22/21 — (4,171)
Mexican Peso ...... MSCO Buy 945,000 47,540 1/25/21 — (129)
Mexican Peso ...... MSCO Sell 945,000 44,450 1/25/21 — (2,962)
Australian Dollar .... HSBK Buy 356,000 251,336 1/27/21 23,231 —
Australian Dollar .... HSBK Sell 356,000 253,404 1/27/21 — (21,163)
Brazilian Real ...... CITI Sell 3,761,958 696,865 2/02/21 — (27,307)
Brazilian Real ...... HSBK Buy 2,146,680 416,068 2/02/21 — (2,834)
Brazilian Real ...... HSBK Sell 3,240,971 600,391 2/02/21 — (23,492)
Indian Rupee ...... CITI Buy 7,952,700 107,259 2/08/21 1,254 —
Indian Rupee ...... JPHQ Buy 10,911,100 147,155 2/08/21 1,725 —
Indian Rupee ...... HSBK Buy 12,826,900 172,943 2/09/21 2,060 —
Australian Dollar .... HSBK Buy 229,000 161,685 2/10/21 14,963 —
Australian Dollar .... HSBK Sell 229,000 164,703 2/10/21 — (11,946)
Australian Dollar .... HSBK Buy 101,000 71,312 2/12/21 6,599 —
Australian Dollar .... HSBK Sell 101,000 73,346 2/12/21 — (4,565)
Thai Baht ......... DBAB Buy 15,130,000 502,491 2/12/21 2,409 —
Thai Baht ......... DBAB Sell 15,130,000 496,799 2/12/21 — (8,101)
Indian Rupee ...... HSBK Buy 9,986,332 134,918 2/16/21 1,233 —
Mexican Peso ...... CITI Buy 5,077,000 254,633 2/16/21 — (558)
Mexican Peso ...... CITI Sell 7,926,400 357,182 2/16/21 — (39,491)
Chilean Peso ...... BAST Buy 985,116,436 1,332,850 2/18/21 53,638 —
Chilean Peso ...... BAST Sell 985,116,436 1,281,286 2/18/21 — (105,202)
Chinese Yuan ...... JPHQ Buy 1,213,270 185,235 2/18/21 795 —
Australian Dollar .... JPHQ Sell 156,375 11,913,007 JPY 2/22/21 — (5,197)
Australian Dollar .... CITI Sell 138,315 10,482,506 JPY 2/25/21 — (5,125)
Australian Dollar .... JPHQ Sell 699,125 52,989,559 JPY 2/25/21 — (25,858)
Australian Dollar .... CITI Sell 138,685 10,509,216 JPY 2/26/21 — (5,151)
Chilean Peso ...... BAST Buy 13,041,052 17,617 3/01/21 738 —
Chilean Peso ...... BAST Sell 13,041,052 17,015 3/01/21 — (1,340)
Chilean Peso ...... BAST Buy 110,247,188 148,407 3/04/21 6,767 —
Chilean Peso ...... BAST Sell 110,247,188 146,119 3/04/21 — (9,054)
Indian Rupee ...... CITI Buy 10,631,000 143,011 3/08/21 1,629 —
Indian Rupee ...... JPHQ Buy 10,942,000 147,155 3/08/21 1,715 —
Japanese Yen ...... HSBK Buy 56,603,160 533,004 3/08/21 15,564 —
Mexican Peso ...... CITI Sell 4,005,000 183,132 3/08/21 — (16,855)
Mexican Peso ...... JPHQ Sell 12,490,000 626,075 3/08/21 2,395 —
Indian Rupee ...... HSBK Buy 12,862,690 172,941 3/09/21 2,041 —
Indian Rupee ...... JPHQ Buy 14,153,500 190,376 3/09/21 2,167 —

Templeton Income Trust
Statement of Investments
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Australian Dollar .... HSBK Sell 72,500 5,584,602 JPY 3/11/21 $ — $ (1,810)
Australian Dollar .... HSBK Sell 95,000 7,436,980 JPY 3/15/21 — (1,215)
Australian Dollar .... JPHQ Sell 107,498 8,416,176 JPY 3/15/21 — (1,367)
Chinese Yuan ...... JPHQ Buy 2,430,050 370,428 3/15/21 1,548 —
Indian Rupee ...... CITI Buy 8,034,756 108,271 3/15/21 958 —
Indian Rupee ...... HSBK Buy 9,986,332 134,545 3/15/21 1,214 —
Russian Ruble ..... DBAB Buy 12,603,700 170,999 3/15/21 — (2,005)
Chinese Yuan ...... HSBK Buy 876,290 133,552 3/16/21 575 —
Australian Dollar .... HSBK Sell 50,000 3,839,550 JPY 3/17/21 — (1,362)
Mexican Peso ...... MSCO Sell 4,553,100 211,183 3/17/21 — (15,932)
Chilean Peso ...... BAST Buy 36,216,368 48,929 3/18/21 2,050 —
Chilean Peso ...... BAST Sell 36,216,368 46,625 3/18/21 — (4,353)
Japanese Yen ...... JPHQ Buy 7,210,185 69,900 3/22/21 — (9)
Japanese Yen ...... BNDP Buy 19,212,550 183,506 3/24/21 2,733 —
Japanese Yen ...... JPHQ Buy 7,210,184 69,266 3/24/21 627 —
Thai Baht ......... DBAB Buy 7,800,000 260,382 4/09/21 — (221)
Thai Baht ......... DBAB Sell 7,800,000 237,133 4/09/21 — (23,028)
Thai Baht ......... DBAB Buy 7,370,000 246,028 4/12/21 — (218)
Thai Baht ......... DBAB Sell 7,370,000 224,251 4/12/21 — (21,559)
Australian Dollar .... BNDP Sell 492,000 37,241,448 JPY 4/13/21 — (18,572)
Australian Dollar .... HSBK Sell 72,500 5,488,793 JPY 4/13/21 — (2,727)
Australian Dollar .... JPHQ Sell 184,170 13,983,080 JPY 4/13/21 — (6,540)
Japanese Yen ...... HSBK Buy 50,614,050 481,548 4/20/21 9,261 —
Japanese Yen ...... JPHQ Buy 9,929,110 94,550 4/20/21 1,733 —
Australian Dollar .... MSCO Buy 31,000 21,919 4/21/21 2,004 —
Australian Dollar .... MSCO Sell 31,000 22,033 4/21/21 — (1,890)
Japanese Yen ...... JPHQ Buy 16,809,900 161,120 4/23/21 1,893 —
Australian Dollar .... HSBK Buy 228,000 161,036 4/27/21 14,923 —
Australian Dollar .... HSBK Sell 228,000 162,234 4/27/21 — (13,726)
Australian Dollar .... SCNY Sell 1,522,000 111,773,549 JPY 4/30/21 — (90,614)
Australian Dollar .... CITI Sell 35,000 2,613,275 JPY 5/06/21 — (1,666)
Japanese Yen ...... MSCO Buy 30,000,000 287,956 5/06/21 3,016 —
Mexican Peso ...... CITI Sell 344,000 16,534 5/13/21 — (510)
South Korean Won .. DBAB Buy 337,450,000 311,977 5/18/21 — (1,900)
South Korean Won .. DBAB Sell 337,450,000 304,173 5/18/21 — (5,904)
South Korean Won .. SCNY Buy 1,033,600,000 948,605 5/18/21 1,153 —
South Korean Won .. SCNY Sell 1,033,600,000 932,515 5/18/21 — (17,243)
Japanese Yen ...... JPHQ Buy 18,359,100 175,996 6/04/21 2,136 —
Chilean Peso ...... BAST Buy 41,338,222 55,757 6/07/21 2,453 —
Chilean Peso ...... BAST Sell 41,338,222 53,819 6/07/21 — (4,391)
Russian Ruble ..... JPHQ Buy 3,028,400 40,229 6/07/21 10 —
Russian Ruble ..... MSCO Buy 41,698,100 552,132 6/07/21 1,908 —
Chilean Peso ...... BAST Buy 41,348,595 55,610 6/08/21 2,615 —
Chilean Peso ...... BAST Sell 41,348,595 53,415 6/08/21 — (4,810)
Indian Rupee ...... CITI Buy 8,065,300 107,259 6/08/21 1,202 —
Japanese Yen ...... HSBK Buy 30,849,590 297,176 6/08/21 2,162 —
Japanese Yen ...... JPHQ Buy 55,961,050 538,942 6/08/21 4,057 —
Indian Rupee ...... CITI Buy 4,749,400 63,123 6/09/21 737 —
Russian Ruble ..... JPHQ Buy 5,600,900 75,119 6/09/21 — (717)
Russian Ruble ..... DBAB Buy 8,000,300 107,319 6/15/21 — (1,115)
Chinese Yuan ...... HSBK Buy 881,390 133,552 6/16/21 582 —
Indian Rupee ...... CITI Buy 5,413,527 72,154 6/16/21 569 —
Indian Rupee ...... HSBK Buy 7,037,585 93,822 6/16/21 718 —
Japanese Yen ...... BNDP Buy 19,212,550 186,462 6/22/21 — (6)
Australian Dollar .... JPHQ Sell 79,166 6,023,433 JPY 7/13/21 — (2,649)
Russian Ruble ..... JPHQ Buy 3,991,800 52,529 9/08/21 — (50)
Russian Ruble ..... MSCO Buy 25,819,800 339,774 9/08/21 — (326)

Templeton Income Trust
Statement of Investments
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
See Note 11 regarding other derivative information.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Russian Ruble ..... JPHQ Buy 5,601,000 74,424 9/09/21 $ — $ (797)
Russian Ruble ..... DBAB Buy 8,077,100 107,320 9/14/21 — (1,205)
Russian Ruble ..... DBAB Buy 12,061,300 158,950 12/15/21 — (2,162)
Total Forward Exchange Contracts ................................................... $205,971 $(629,553)
Net unrealized appreciation (depreciation) ............................................ $(423,582)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 47 .

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
Templeton
Emerging
Markets Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $18,284,500
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 5,134,983
Value - Unaffiliated issuers .................................................................. $17,709,434
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 5,134,983
Cash .................................................................................... 29,532
Restricted currency, at value (cost $650) (Note
1 d
) .................................................. 641
Foreign currency, at value (cost $53,500) ......................................................... 52,903
Receivables:
Capital shares sold ........................................................................ 30,738
Interest ................................................................................. 193,332
Affiliates ................................................................................ 13,063
Deposits with brokers for:
OTC derivative contracts .................................................................. 110,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 205,971
Other assets .............................................................................. 3
Total assets .......................................................................... 23,480,600
Liabilities:
Payables:
Investment securities purchased .............................................................. 29,286
Capital shares redeemed ................................................................... 128,260
Distribution fees .......................................................................... 3,664
Transfer agent fees ........................................................................ 4,184
Options written, at value (premiums received $138,448) .............................................. 221,797
Unrealized depreciation on OTC forward exchange contracts .......................................... 629,553
Deferred tax ............................................................................... 8,274
Accrued expenses and other liabilities ........................................................... 70,405
Total liabilities ......................................................................... 1,095,423
Net assets, at value ................................................................. $22,385,177
Net assets consist of:
Paid-in capital ............................................................................. $26,627,207
Total distributable earnings (losses) ............................................................. (4,242,030)
Net assets, at value ................................................................. $22,385,177

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
Templeton
Emerging
Markets Bond
Fund
Class A:
Net assets, at value ....................................................................... $16,004,098
Shares outstanding ........................................................................ 2,387,660
Net asset value per share
a
.................................................................. $6.70
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $6.96
Class C:
Net assets, at value ....................................................................... $1,821,184
Shares outstanding ........................................................................ 272,047
Net asset value and maximum offering price per share
a
............................................. $6.69
Class R:
Net assets, at value ....................................................................... $12,488
Shares outstanding ........................................................................ 1,861
Net asset value and maximum offering price per share ............................................. $6.71
Class R6:
Net assets, at value ....................................................................... $597,765
Shares outstanding ........................................................................ 89,024
Net asset value and maximum offering price per share ............................................. $6.71
Advisor Class:
Net assets, at value ....................................................................... $3,949,642
Shares outstanding ........................................................................ 586,671
Net asset value and maximum offering price per share ............................................. $6.73
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
Templeton
Emerging
Markets Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $23,445
Interest: (net of foreign taxes of $20,287)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 402,111
Paid in cash
a
........................................................................... 1,770,829
Total investment income ................................................................... 2,196,385
Expenses:
Management fees (Note 3 a ) ................................................................... 261,720
Distribution fees: (Note 3c )
    Class A ................................................................................ 37,020
    Class C ................................................................................ 12,915
    Class R ................................................................................ 29
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 24,325
    Class C ................................................................................ 2,720
    Class R ................................................................................ 17
    Class R6 ............................................................................... 1,867
    Advisor Class ............................................................................ 10,005
Custodian fees (Note 4 ) ...................................................................... 10,632
Reports to shareholders ...................................................................... 24,560
Registration and filing fees .................................................................... 77,346
Professional fees ........................................................................... 81,555
Other .................................................................................... 30,730
Total expenses ......................................................................... 575,441
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (288,423)
Net expenses ......................................................................... 287,018
Net investment income ................................................................ 1,909,367
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $27,827)
Unaffiliated issuers ...................................................................... (8,739,428)
Written options ........................................................................... (411,660)
Foreign currency transactions ................................................................ (101,811)
Forward exchange contracts ................................................................. (140,486)
Swap contracts ........................................................................... (376,632)
Net realized gain (loss) .................................................................. (9,770,017)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 5,615,982
Translation of other assets and liabilities denominated in foreign currencies .............................. 7,168
Written options ........................................................................... (105,659)
Forward exchange contracts ................................................................. (148,436)
Swap contracts ........................................................................... 258,894
Change in deferred taxes on unrealized appreciation ............................................... 796
Net change in unrealized appreciation (depreciation) ............................................ 5,628,745
Net realized and unrealized gain (loss) ............................................................ (4,141,272)
Net increase (decrease) in net assets resulting from operations .......................................... $(2,231,905)
a
Includes amortization of premium and accretion of discount.

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
Templeton Emerging Markets Bond Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,909,367 $3,259,143
Net realized gain (loss) ................................................. (9,770,016) (587,392)
Net change in unrealized appreciation (depreciation) ........................... 5,628,744 (2,713,168)
Net increase (decrease) in net assets resulting from operations ................ (2,231,905) (41,417)
Distributions to shareholders:
Class A ............................................................. (26,203) (1,534,594)
Class C ............................................................. (2,760) (146,421)
Class R ............................................................. (18) (833)
Class R6 ............................................................ (1,003) (60,150)
Advisor Class ........................................................ (10,061) (858,560)
Distributions to shareholders from tax return of capital:
Class A ............................................................. (1,266,497) —
Class C ............................................................. (133,396) —
Class R ............................................................. (882) —
Class R6 ............................................................ (48,460) —
Advisor Class ........................................................ (486,289) —
Total distributions to shareholders .......................................... (1,975,569) (2,600,558)
Capital share transactions: (Note 2 )
Class A ............................................................. (3,251,397) 2,732,389
Class C ............................................................. (154,051) (376,079)
Class R ............................................................. 968 1,900
Class R6 ............................................................ (349,326) 269,881
Advisor Class ........................................................ (9,487,320) 4,681,136
Total capital share transactions ............................................ (13,241,126) 7,309,227
Net increase (decrease) in net assets ................................... (17,448,600) 4,667,252
Net assets:
Beginning of year ....................................................... 39,833,777 35,166,525
End of year ........................................................... $22,385,177 $39,833,777

Templeton Income Trust
Notes to Financial Statements
Templeton Emerging Markets Bond Fund
32
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Emerging Markets Bond Fund (Fund) is included in this
report. The Fund offers five classes of shares: Class A,
Class C, Class R, Class R6 and Advisor Class. Class C
shares automatically convert to Class A shares after they
have been held for 10 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Bond Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Bond Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 11 regarding other derivative information.
d. Restricted Currency
At December 31, 2020, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements
35
franklintempleton.com
Annual Report
Templeton Emerging Markets Bond Fund
(continued)
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2020, the Fund
has determined that no tax liability is required in its  financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Templeton Income Trust
Notes to Financial Statements
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Templeton Emerging Markets Bond Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 498,364 $3,493,684 1,737,941 $14,058,875
Shares issued in reinvestment of distributions .......... 120,598 838,933 135,979 1,074,166
Shares redeemed ............................... (1,077,053) (7,584,014) (1,577,986) (12,400,652)
Net increase (decrease) .......................... (458,091) $(3,251,397) 295,934 $2,732,389
Class C Shares:
Shares sold ................................... 59,073 $421,140 153,472 $1,237,487
Shares issued in reinvestment of distributions .......... 19,355 134,492 17,826 141,013
Shares redeemed
a
.............................. (101,273) (709,683) (221,103) (1,754,579)
Net increase (decrease) .......................... (22,845) $(154,051) (49,805) $(376,079)
Class R Shares:
Shares sold ................................... 88 $610 199 $1,609
Shares issued in reinvestment of distributions .......... 57 393 41 326
Shares redeemed ............................... (5) (35) (5) (35)
Net increase (decrease) .......................... 140 $968 235 $1,900
Class R6 Shares:
Shares sold ................................... 50,785 $349,186 83,564 $660,409
Shares issued in reinvestment of distributions .......... 7,069 49,462 7,593 59,970
Shares redeemed ............................... (105,405) (747,974) (56,600) (450,498)
Net increase (decrease) .......................... (47,551) $(349,326) 34,557 $269,881
Advisor Class Shares:
Shares sold ................................... 335,564 $2,375,582 2,513,136 $20,291,787
Shares issued in reinvestment of distributions .......... 64,721 453,263 107,358 846,179
Shares redeemed ............................... (1,684,325) (12,316,165) (2,073,478) (16,456,830)
Net increase (decrease) .......................... (1,284,040) $(9,487,320) 547,016 $4,681,136
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Income Trust
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(continued)
a. Management Fees
Effective June 1, 2020, the Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Prior to June 1, 2020, the Fund paid fees to Advisers based on the average daily net assets of the Fund as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% Over $1 billion
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.030% Over $1 billion, up to and including $5 billion
1.010% Over $5 billion, up to and including $10 billion
0.990% Over $10 billion, up to and including $15 billion
0.970% Over $15 billion, up to and including $20 billion
0.950% In excess of $20 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements
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Templeton Emerging Markets Bond Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2020, the Fund paid transfer agent fees of $38,934, of which $21,984 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.89% based on the average net assets of each class until April 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2021.
Prior to May 1, 2020, expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to
0.74% based on the average net assets of the class.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,388
CDSC retained .............................................................................. $67
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $12,266,921 $35,608,346 $(42,740,284) $— $— $5,134,983 5,134,983 $23,445
Total Affiliated Securities .... $12,266,921 $35,608,346 $(42,740,284) $— $— $5,134,983 $23,445
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Templeton Income Trust
Notes to Financial Statements
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Templeton Emerging Markets Bond Fund
(continued)
h. Other Affiliated Transactions
At December 31, 2020, Advisers owned 23.6% of the Fund's outstanding shares.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2020, there were no credits earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2020, the Fund deferred late-year ordinary losses of $657,513.
The tax character of distributions paid during the years ended December 31, 2020 and 2019, was as follows:
At December 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, payments-in-kind, bond discounts and premiums, tax straddles, inflation related adjustments on foreign securities and wash sales.
In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended December 31, 2020, such reclassifications were as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $669,959
Long term ................................................................................ 1,646,306
Total capital loss carryforwards ............................................................... $2,316,265
2020 2019
Distributions paid from:
Ordinary income .......................................................... $40,045 $2,600,558
Return of capital ........................................................... 1,935,524 —
$1,975,569 $2,600,558
Cost of investments .......................................................................... $23,460,082
Unrealized appreciation ........................................................................ $1,672,350
Unrealized depreciation ........................................................................ (2,933,393)
Net unrealized appreciation (depreciation) .......................................................... $(1,261,043)
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements
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Templeton Emerging Markets Bond Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2020, aggregated
$10,077,102 and $19,084,532, respectively.
7. Credit Risk
At December 31, 2020, the Fund had 26.3% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At December 31, 2020, the Fund had 8.1% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund's holdings.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Paid-in Capital .............................................................................. $(5,234,688)
Total distributable earnings (los s ) ................................................................ $5,234,688
5. Income Taxes
(continued)

Templeton Income Trust
Notes to Financial Statements
41
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Templeton Emerging Markets Bond Fund
(continued)
11. Other Derivative Information
At December 31, 2020, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2020, the effect of derivative contracts in the Statement of Operations was as follows:
Principal
Amount /
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 5/16/13 – 2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
525,840
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 ............. 12/18/13 525,840 507,166
Total Restricted Securities (Value is 2.27% of Net Assets) ............. $540,838 $507,166
a
The Fund also invests in unrestricted securities of the issuer, valued at $59 as of December 31, 2020.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Emerging Markets Bond Fund
Foreign exchange contracts ..
Investments in securities, at value $ 109,882
a
Options written, at value $ 221,797
Unrealized appreciation on OTC
forward exchange contracts
205,971 Unrealized depreciation on OTC
forward exchange contracts
629,553
Total .................... $315,853 $851,350
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Templeton Emerging Markets Bond Fund
Interest rate contracts .......
Swap contracts $(376,632) Swap contracts $258,894
Foreign exchange contracts ..
Investments 567,325
a
Investments 2,415
a
Written options (411,660) Written options (105,659)
Forward exchange contracts (140,486) Forward exchange contracts (148,436)
Total .................... $(361,453) $7,214
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
10. Restricted Securities
(continued)

Templeton Income Trust
Notes to Financial Statements
42
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Templeton Emerging Markets Bond Fund
(continued)
For the year ended December 31, 2020, the average month end notional amount of swap contracts and options represented
$170,154 and $22,892,952, respectively. The average month end contract value of forward exchange contracts was
$23,287,563.
At December 31, 2020, OTC derivative assets and liabilities are as follows:
At December 31, 2020, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Emerging Markets Bond Fund
Derivatives
Forward exchange contracts ............................. $ 205,971 $ 629,553
Options purchased ..................................... 109,882 —
Options written ........................................ — 221,797
Total ............................................. $315,853 $851,350
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Emerging Markets Bond Fund
Counterparty
BAST .................... $68,261 $(68,261) $— $— $—
BNDP ................... 2,733 (2,733) — — —
CITI ..................... 74,736 (74,736) — — —
DBAB ................... 2,409 (2,409) — — —
HSBK ................... 104,369 (89,541) — — 14,828
JPHQ ................... 20,801 (20,801) — — —
MSCO ................... 41,391 (41,391) — — —
SCNY ................... 1,153 (1,153) — — —
Total ................... $315,853 $(301,025) $ — $— $14,828
$ 1
11. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements
43
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Templeton Emerging Markets Bond Fund
(continued)
At December 31, 2020, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 47 .
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2020, the Fund did not use the Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Emerging Markets Bond Fund
Counterparty
BAST .................... $129,150 $(68,261) $— $— $60,889
BNDP ................... 18,578 (2,733) — — 15,845
CITI ..................... 250,959 (74,736) — — 176,223
DBAB ................... 67,418 (2,409) — (65,009) —
HSBK ................... 89,541 (89,541) — — —
JPHQ ................... 50,014 (20,801) — — 29,213
MSCO ................... 137,833 (41,391) — — 96,442
SCNY ................... 107,857 (1,153) — — 106,704
Total ................... $851,350 $(301,025) $— $(65,009) $485,316
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
11. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements
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Templeton Emerging Markets Bond Fund
(continued)
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — 507,957
a
507,957
Foreign Government and Agency Securities :
Argentina ............................ — — 1,671,576 1,671,576
Chile ................................ — 2,132,972 — 2,132,972
China ............................... — 902,537 — 902,537
Colombia ............................ — 918,581 — 918,581
Ecuador ............................. — 652,669 — 652,669
Ethiopia ............................. — 204,034 — 204,034
Ghana .............................. — 963,292 — 963,292
India ................................ — 1,610,555 — 1,610,555
Indonesia ............................ — 1,255,379 — 1,255,379
Mexico .............................. — 2,524,995 — 2,524,995
Senegal ............................. — 220,937 — 220,937
South Korea .......................... — 1,186,992 — 1,186,992
Thailand ............................. — 1,017,691 — 1,017,691
Options purchased ....................... — 109,882 — 109,882
Short Term Investments ................... 5,134,983 1,661,109 168,276 6,964,368
Total Investments in Securities ........... $5,134,983 $15,361,625 $2,347,809 $22,844,417
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 205,971 $ — $ 205,971
Restricted Currency (ARS) ................. — — 641 641
Total Other Financial Instruments ......... $— $205,971 $641 $206,612
Receivables:
Interest (ARS) ........................... $— $— $9,213 $9,213
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 221,797 $ — $ 221,797
Forward exchange contracts ................ — 629,553 — 629,553
Total Other Financial Instruments ......... $— $851,350 $— $851,350
Payables:
Investment Securities Purchased (ARS) ....... $— $— $29,286 $29,286

Templeton Income Trust
Notes to Financial Statements
45
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Templeton Emerging Markets Bond Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2020, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Bond Fund (continued)
Liabilities:
Payables:
Deferred Tax(ARS) ....................... $— $— $86 $86
a
Includes securities determined to have no value at December 31, 2020.
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa ....... $ 1,993
c
$ — $ — $ — $ — $ — $ — $ (1,993) $ —
c
$ (1,993)
Corporate Bonds :
Costa Rica ........ 552,327 — (10,740) — — — — (34,421) 507,166 (23,951)
South Africa ....... 878
c
82 — 125 — (10,371) — 10,077 791
c
10,077
Foreign Government and
Agency Securities :
Argentina ......... 1,770,959 1,366,676 (1,358,112) — — 502,752 (5,002,602) 4,391,9 03 1,671,576 (516,238)
Short Term Investments . 489,445 472,011 (504,023) — — 85,807 (237,218) (137,746) 168,276 3,696
Total Investments in Securities . $2,815,602 $1,838,769 $(1,872,875) $125 $— 578,188 (5,239,820) 4,227,820 $2,347,809 $(528,409)
Other Financial Instruments:
Restricted Currency (ARS)
$497,166 $1,266,619 $(1,430,254) $— $— $— $(336,491) $3,601 $641 $(9)
Receivables:
Interest (ARS) ......
$50,491 $380,650 $(395,830) $— $— $— $(29,032) $2,934 $9,213 $60
Liabilities:
Payables:
Deferred Tax (ARS) ....
$164 $— $— $— $— $— $— $(78) $86 $(78)
Investment Securities
Purchased (ARS) ....
$— $29,286 $— $— $— $— $— $— $29,286 $—
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
13. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements
46
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Templeton Emerging Markets Bond Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2020, are as follows:
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount/
Range (Weight
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
..........
$507,166 Discounted cash flow Discount rate
(
b
)
8.7% Decrease
c
Foreign Government and
Agency Securities:
Argentina
...........
1,671,576 Market comparables Implied foreign
exchange rate
143.8 ARS/USD Decrease
c
Short Term Investments:
Argentina
...........
168,276 Market comparables Implied foreign
exchange rate
143.8 ARS/USD Decrease
c
All Other
............
10,645
d,e
Liabilities:
Investment Securities
Purchased
(
ARS
)
......
29,286 Market comparables Implied foreign
exchange rate
143.8 ARS/USD Decrease
c
All Other
............
86
e
Total
...............
$2,328,291
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
c
Represents a significant impact to fair value and net assets.
d
Includes securities determined to have no value at December 31, 2020.
e
Includes values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
13. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements
47
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Annual Report
Templeton Emerging Markets Bond Fund
(continued)
Abbreviations
Counterparty
BAST
Banco Santander SA
BNDP
BNP Paribas SA
CITI
Citibank NA
DBAB
Deutsche Bank AG
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
Selected Portfolio
CER
Reference Stabilization Coefficient
PIK
Payment-In-Kind
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CLP
Chilean Peso
CNY
Chinese Yuan
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
THB
Thai Baht
USD
United States Dollar

Templeton Income Trust
Report of Independent Registered Public Accounting Firm
48
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Annual Report
To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Emerging Markets Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Emerging Markets Bond Fund (one of the funds constituting Templeton Income Trust, referred to hereafter as the "Fund")
as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31,
2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Income Trust
Tax Information (unaudited)
49
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Annual Report
Templeton Emerging Markets Bond Fund
At December 31, 2020, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the 2021 distribution date, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

Templeton Income Trust
Board Members and Officers
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 125 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 125 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Income Trust
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since
2001 and Lead
Independent
Trustee since 2007
125 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 125 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 125 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Income Trust
52
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013 and
Vice President
since 1996
125 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Templeton Income Trust
53
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Michael Hasenstab Ph.D.
(1973)
President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of three of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2017 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Income Trust
54
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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary since
2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Christine Zhu (1975) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Advisers, Inc.; and officer of three of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Income Trust
Shareholder Information
55
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Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

072 A 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Emerging Markets Bond Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Annual Report and Shareholder Letter
Templeton Global
Total Return Fund
A Series of Templeton Income Trust
December 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended December 31, 2020, the
novel coronavirus pandemic hindered the global economy.
Starting in March, worldwide efforts to slow the infection
rate thwarted global economic activity, and central banks
acted swiftly to maintain financial stability. The U.S. Federal
Reserve enacted emergency rate cuts and authorized open-
ended purchasing of government-backed and corporate
bonds to bolster markets, and the European Central Bank’s
Pandemic Emergency Purchase Programme included
private and public sector securities. These measures
helped U.S. and eurozone economic growth to resume in
2020’s third quarter after two quarters of contraction. In this environment, global government bonds, as measured by the
FTSE World Government Bond Index, posted total returns of
+10.11% and +5.52% in U.S. dollar and local currency terms,
respectively.
1
The U.S. dollar decreased against most foreign
currencies during the period.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
advisors and review their portfolios to design a long-term
strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.
Templeton Global Total Return Fund’s annual report includes
more detail about prevailing conditions and a discussion
about investment decisions during the period. Please
remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro
This letter reflects our analysis and opinions as of December
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Templeton Global Total Return Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 31
Notes to Financial Statements 35
Report of Independent Registered
Public Accounting Firm 51
Tax Information 52
Board Members and Officers 53
Shareholder Information 58
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Templeton Global Total Return Fund
This annual report for Templeton Global Total Return Fund
covers the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks total investment return consisting of a
combination of interest income, capital appreciation and
currency gains. Under normal market conditions, the Fund
invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of
governments, government agencies and government-related
or corporate issuers worldwide (collectively, “bonds”). Bonds may be denominated and issued in the local currency or
in another currency. Bonds include debt securities of any
maturity, such as bonds, notes, bills and debentures.
*Includes U.S. and foreign government and agency securities, money market funds and other net assets (including derivatives).
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a -5.83% cumulative total return. In comparison,
the global fixed income market, as measured by the Fund’s
benchmark, the Bloomberg Barclays Multiverse Index,
posted a +9.02% cumulative total return for the same
period.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
The 12-month period ended December 31, 2020, started
optimistically, as a phase one trade deal between the U.S.
and China appeared to bolster market sentiment, driving risk asset valuations higher in several markets across the globe.
However, conditions changed radically and rapidly by late
February, as the novel coronavirus (COVID-19) pandemic
upended economies and financial markets around the world.
Lockdown orders from governments trying to “flatten the
curve” (i.e., stem the rate of infection) ultimately brought entire countries, regions and continents to an economic
standstill in March and April. The speed and pervasiveness
of the economic shocks were unprecedented. There is
no historical comparison for the magnitude of aggregate
demand that was destroyed, nor the magnitude of job losses
in such a compressed timescale.
Risk aversion rapidly escalated to crisis levels and deepened throughout March, driving correlations to 1.0 across
multiple asset classes as investors shed risk and moved
into perceived safe havens. Credit markets experienced
substantial price volatility, with the lower-rated credit tiers bearing the brunt of the selloffs. The U.S. Federal Reserve
(Fed) responded quickly to the deepening crisis with two
emergency rate cuts in March, the second of which dropped
the federal funds target rate 100 basis points (bps) to the
zero bound that was used during the 2008 global financial
crisis (GFC). The Fed also cut reserve requirements and
encouraged financial institutions to borrow directly from the discount window.
Growing liquidity strains throughout financial markets in
March prompted the Fed to restart liquidity programs that
had been created during the GFC, such as the Commercial
Paper Funding Facility and the Primary Dealer Credit
Facility. On March 23, the Fed took its financial market
interventions beyond the scope of the GFC programs by
creating corporate lending programs, and announcing its
intentions to support lending to small- and medium-sized
businesses through the newly created Main Street Business
Lending Program. The Fed also pledged to buy unlimited
government bonds, abandoning the previous quantitative
easing (QE) targets it had announced a week earlier on
March 15. The heightened demand for U.S. dollars (USD)
Portfolio Composition
12/31/20
% of Total
Net Assets
Foreign Government and Agency Securities 62.1%
U.S. Government and Agency Securities 15.6%
Short-Term Investments & Other Net Assets* 22.3%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

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around the world also led the Fed to expand its liquidity
swaps program with foreign central banks beyond the five
banks in its standing facility.
On the U.S. fiscal side, Congress passed the CARES
Act (Coronavirus Aid, Relief, and Economic Security)
on March 27, a USD$2.2 trillion fiscal relief program
designed to provide loans to businesses, income support
and unemployment benefits to individuals, and funding
for hospitals and public health services. It was the largest economic relief bill in U.S. history.
In Europe, the European Central Bank (ECB) unveiled the
€750 billion Pandemic Emergency Purchase Programme
(PEPP) in an unscheduled mid-week announcement on
March 18. ECB President Christine Lagarde commented
that, “there are no limits to our commitment to the euro.
We are determined to use the full potential of our tools,
within our mandate.” PEPP appeared geared to support the
more vulnerable states, as the program has unprecedented
flexibility to buy a wide range of eligible securities, including
Greek and Italian sovereign debt, as well as corporate
commercial paper. The European Commission passed its
€750 billion recovery fund in July, which was largely viewed by markets as a major step towards greater fiscal solidarity across the euro area.
In the second quarter of 2020, global financial markets
rebounded from the extreme lows in March, as extraordinary
measures from central banks and governments appeared to
improve market confidence. Additionally, regional economies
began to incrementally reopen and the improving economic
data appeared to bolster optimism that the worst of the
economic shocks had passed. Risk assets rallied and
credit spreads tightened in many sectors during the second
quarter, returning to levels last seen in early March and late
February. Those trends largely extended through July and
August as strengthening economic activity and profound
policy interventions continued to fuel rallies across global financial markets through much of the summer. However,
many risk assets appeared detached from underlying
economic fundamentals due to extraordinary monetary
policies.
Risk assets eventually pulled back from their summer high
points in September 2020, as rising cases of COVID-19
appeared to concern investors, particularly as areas of
Europe and Asia returned to various mobility restrictions.
Developed market sovereign bond yields fluctuated during
the summer months, rising on reflation expectations but
dropping in September as broad risk aversion returned to
global financial markets. Additionally, economic recoveries
in many regions showed signs of levelling off in August and
September, demonstrating that the improvements in the
late spring and summer months were rebounds from the
extreme low points in March and April, not trends that could be extrapolated through upcoming quarters.
Yoshihide Suga was confirmed as the new prime minister of
Japan on September 16, following Shinzo Abe's resignation
on August 28. Abe had been prime minister since December
2012. We expected political continuity in the near term, as
Suga is an Abe loyalist who was often credited with pushing
through many of Abe’s critical domestic reforms.
In October 2020, “risk-on” sentiment initially returned to
global financial markets, with risk assets rallying during the first couple weeks of the month before broad risk aversion
sharply returned, leading to significant price adjustments in various credit sectors during the second half of the month.
Investors appeared concerned over resurgent waves of
COVID-19 cases around the world. Market sentiments
ultimately improved in November on apparent optimism over
promising vaccine trials and prospects for a potential global economic recovery in 2021. Risk assets finished the final
months of the year on broad-based rallies as initial vaccine distributions commenced.
However, market optimism in the fourth quarter ran in stark
contrast to the worsening pandemic, as COVID-19 infections
surged to record levels in areas of Europe, the U.S. and
Latin America in the waning months of the year, with a
highly contagious variant of the virus surfacing in dozens of countries. The harsh realities of a worldwide health crisis and deepening economic hardship continued to have profound
consequences for lives and livelihoods around the world.
In late December 2020, the U.S. government passed
a USD$900 billion support package that extended
unemployment benefits until mid-March 2021 and provides
one-time relief payments of USD$600 to most citizens.
Additional fiscal stimulus appeared likely with the upcoming change in the U.S. government. The Fed continued to
maintain low rates as well as its emergency support program
from March through the end of the year, continuously
reaffirming its commitment to use its “full range of tools to support the U.S. economy” at each policy meeting.
The ECB also kept monetary policy unchanged through
the end of the year, with the main refinancing operations
rate remaining at 0.0%, and the main deposit facility rate
remaining at -0.5%. The ECB increased the size of the PEPP
program to €1.85 trillion in December, after previously raising it to €1.35 trillion in June. The U.K. and the European Union also settled on final terms for post-Brexit trade agreements in the last week of the year.

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The Bank of Japan (BOJ) also made no changes to its rates
policy in 2020. Overnight interest rates remained at -0.1%
and the yield target on the 10-year Japanese government
bond remained at 0.0%. In the second quarter, the BOJ
removed QE caps and quadrupled the size of its corporate
debt purchases. It also increasingly focused on ensuring
businesses had ample access to capital through various
loan programs, increasing its lending program to USD$1
trillion. However, despite the BOJ's efforts to drive inflation higher during the Abenomics era, deflationary pressures
returned, with core inflation dropping to -0.4% year-over-
year in August and falling further to -0.9% in November.
The BOJ announced in December that it had launched
a comprehensive review of its monetary framework,
scheduled to arrive in March 2021. We continued to expect
the Japanese yen to appreciate against the USD during
the period, on stable rate differentials and Japan’s strong
external balance.
Nearly every country in the world declared some form
of fiscal response to the economic crisis in 2020, with
most countries pursuing programs that went beyond the
measures they deployed during the GFC. Debt-to-GDP
(gross domestic product) ratios have risen significantly in just about every country. On the monetary front, many central
banks aggressively cut policy rates, with several indicating they intend to respond to ongoing economic adversity with
additional accommodation as needed. During the 12-month
period, Brazil cut rates by 250 bps to 2.00%, Colombia cut
rates by 250 bps to 1.75%, Mexico cut rates by 300 bps to
4.25%, Indonesia cut rates by 125 bps to 3.75%, and India
cut rates by 115 bps to 4.00%.
In global bond markets, the yield on the 10-year U.S.
Treasury (UST) note finished the period 100 bps lower,
at 0.92%, ranging from a pre-pandemic high of 1.92% on
January 1 to an all-time low of 0.51% on August 4. The yield on the 10-year German Bund finished the year 38 bps lower
at -0.57%, ranging from a pre-pandemic high of -0.19%
on January 13 to an all-time low of -0.86% on March 9,
during peak financial market shocks. Sovereign bond yields
also declined in several countries on ongoing monetary
accommodation during the year, notably including much of
Latin America and Asia, particularly Brazil, Mexico, Indonesia and India.
In currency markets, the USD initially strengthened in March on tremendous demand for U.S. dollars during the financial
market shocks, but then entered a broad-based weakening
pattern in mid-May that largely persisted through the end
of December. Many developed market and emerging
market currencies alike strengthened against the USD
over the final seven months of the year. In credit markets,
spreads widened substantially during peak financial market
volatility in February and March, but progressively tightened from April through December, with several sovereign and
corporate sectors finishing the year at pre-pandemic levels.
Investment Strategy
We invest selectively in bonds around the world based upon
our assessment of changing market, political and economic
conditions. While seeking opportunities, we consider various factors including evaluation of interest rates, currency
exchange rate changes and credit risks. For purposes of
pursuing its investment goals, the Fund regularly enters into various currency related transactions involving derivative
instruments, principally currency and cross currency
forwards, but it may also use currency and currency index
futures contracts and currency options.
Manager’s Discussion
The strategy was structured around four key pillars during
much of the reporting period: (1) maintaining high liquidity through elevated cash balances and risk-adjusted position
weights; (2) holding long exposures to perceived safe-haven
assets such as the Japanese yen, Swiss franc, Norwegian
krone and Swedish krona; (3) targeting appropriate risk-
adjusted returns in a select subset of emerging markets;
and (4) underweighting overvalued developed fixed income
markets, notably longer-term USTs. The strategy continued
to emphasize select duration exposures in countries that
have attractive risk-adjusted yields, resilient economic
fundamentals and prudent fiscal and monetary policies.
Several emerging markets continued to offer significantly
higher yields than those available in the developed markets.
The strategy entered the reporting period in a de-risked state as the investment team saw elevated global financial market
risks that it believed were significantly underappreciated
by markets. While the team was not explicitly anticipating
the COVID-19 crisis, it was concerned that overvalued
risk assets were vulnerable to a geopolitical, economic or
financial market shock. The team adjusted the risk-sizing
of various positions and hedged (using currency forwards)
Geographic Composition
12/31/20
% of Total
Net Assets
Americas 44.2%
Asia Pacific 21.6%
Other Europe 7.6%
Middle East & Africa 4.3%
Short-Term Investments & Other Net Assets 22.3%

Templeton Global Total Return Fund
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Annual Report
a substantial amount of local-currency emerging market
beta risk through proxy hedges (net-negative Australian
dollar) and direct hedges (Indian rupee, South Korean
won, Mexican peso and Brazilian real). The strategy held
a net-negative position in the euro as the team expected
fundamental weakening in the currency due to structural
and political risks in the eurozone, along with headwinds to growth and reflation efforts across Europe.
The strategy remained significantly underweighted in
developed market duration, preferring to hold short- to
intermediate-term USTs, while holding no exposure
to the long end of the curve. The strategy exited its
negative duration exposure to USTs in the first quarter.
The strategy held no duration exposure in the eurozone,
and instead focused on higher-yielding local-currency
bonds in specific emerging markets, such as Brazil,
Mexico, Colombia, Indonesia, India and Ghana. The team
also continued to broadly avoid credit sectors, which it
believed were overvalued leading up to the crisis and
increasingly vulnerable to insolvencies as the economic
crisis progressed. During the period, the team used forward
currency exchange contracts to actively manage currencies,
and used interest-rate swaps to tactically manage duration
exposures.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies contributed to absolute results, while overall credit exposures had a largely neutral effect. Among currencies,
positions in Latin America (the Brazilian real and Argentine peso) detracted from absolute performance. The Fund’s net-
negative positions in the Australian dollar and the euro also detracted from absolute results, as did tactical positioning
(negative) in the Mexican peso. However, the Fund’s
net-positive positions in the Japanese yen and the Swiss
franc contributed to absolute performance, as did positions
in northern European currencies (the Swedish krona).
The Fund maintained a defensive approach regarding
interest rates in developed markets, while holding duration
exposures in select emerging markets. Select duration
exposures in Latin America (Argentina and Mexico), Asia
ex-Japan (India) and Africa (Ghana) contributed to absolute
results, while negative duration exposure to USTs during the first quarter detracted.
On a relative basis, the Fund underperformed its benchmark
due to currency positions, followed by overall credit
exposures. Interest-rate strategies had a largely neutral
effect on relative results. Among currencies, overweighted
positions in Latin America (the Brazilian real and Argentine peso) detracted from relative performance. The Fund’s
underweighted positions in the euro, the Australian dollar
and the Mexican peso also detracted from relative results.
However, overweighted positions in northern European
currencies (the Swedish krona) contributed to relative
performance, as did the Fund’s overweighted positions in the
Japanese yen and the Swiss franc. Among credit exposures,
underweighted exposure to corporate bonds detracted from
relative return. The Fund maintained a defensive approach
regarding interest rates in developed markets, while
holding duration exposures in select emerging markets.
Underweighted duration exposure in the U.S. detracted from
relative performance, as did select underweighted duration
exposures in Europe. However, select overweighted duration
exposures in Latin America (Argentina and Mexico), Asia
ex-Japan (India) and Africa (Ghana) contributed to relative
results.
Thank you for your continued participation in Templeton
Global Total Return Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2020
Templeton Global Total Return Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -5.83%
5
-9.35%
5-Year +8.63% +0.89%
10-Year +26.44% +1.98%
Advisor
1-Year -5.59%
5
-5.59%
5-Year +10.08% +1.94%
10-Year +29.62% +2.63%
See page 9 for Performance Summary footnotes.

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Performance Summary
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Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(1/1/11– 12/31/20 )
Advisor Class
(1/1/11– 12/31/20 )

Templeton Global Total Return Fund
Performance Summary
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Foreign securities involve special risks, including currency fluctuations (which may be sig-
nificant over the short term) and economic and political uncertainties; investments in developing markets involve heightened risks related to the same factors.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid.
Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value.
Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net asset values of the Fund at
12/31/19 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
6. Source: Morningstar. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Tax Return
of Capital Total
A $0.0160 $0.4422 $0.4582
C $0.0145 $0.4020 $0.4165
R $0.0152 $0.4162 $0.4314
R6 $0.0174 $0.4802 $0.4976
Advisor $0.0169 $0.4669 $0.4838
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.01% 1.12%
Advisor 0.76% 0.87%

Your Fund’s Expenses
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,001.79 $5.25 $1,019.89 $5.30 1.04%
C $1,000 $998.74 $7.26 $1,017.87 $7.33 1.45%
R $1,000 $999.53 $6.46 $1,018.67 $6.53 1.29%
R6 $1,000 $1,002.73 $3.43 $1,021.72 $3.46 0.68%
Advisor $1,000 $1,003.06 $4.00 $1,021.15 $4.03 0.79%

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $11.02 $11.62 $12.04 $12.09 $11.38 $11.63
Income from investment operations
b
:
Net investment income
c
............. 0.43 0.60 0.67 0.63 0.21 0.58
Net realized and unrealized gains (losses) (1.01) (0.46) (0.47) (0.28) 0.60 (0.47)
Total from investment operations ........ (0.58) 0.14 0.20 0.35 0.81 0.11
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.02) (0.74) (0.62) (0.16) — (0.13)
Tax return of capital ................ (0.44) — — (0.24) (0.10) (0.23)
Total distributions ................... (0.46) (0.74) (0.62) (0.40) (0.10) (0.36)
Net asset value, end of year ........... $9.98 $11.02 $11.62 $12.04 $12.09 $11.38
Total return
d
....................... (5.32)% 1.21% 1.69% 2.83% 7.08% 1.08%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.08% 1.04% 1.09% 1.07% 1.10% 1.07%
Expenses net of waiver and payments by
affiliates .......................... 1.06% 0.96% 1.01% 1.02% 1.09% 1.06%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.04% 0.93% 1.01%
f
1.02%
f
1.07% 1.06%
f
Net investment income ............... 4.19% 5.27% 5.62% 5.15% 5.22% 5.14%
Supplemental data
Net assets, end of year (000’s) ......... $482,575 $769,018 $811,990 $921,181 $1,197,319 $1,227,550
Portfolio turnover rate ................ 60.89% 27.57% 20.91% 41.66% 17.10% 44.16%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the
Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $11.01 $11.61 $12.02 $12.07 $11.38 $11.61
Income from investment operations
b
:
Net investment income
c
............. 0.39 0.56 0.62 0.58 0.19 0.54
Net realized and unrealized gains (losses) (1.02) (0.46) (0.46) (0.28) 0.59 (0.46)
Total from investment operations ........ (0.63) 0.10 0.16 0.30 0.78 0.08
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.01) (0.70) (0.57) (0.14) — (0.12)
Tax return of capital ................ (0.41) — — (0.21) (0.09) (0.19)
Total distributions ................... (0.42) (0.70) (0.57) (0.35) (0.09) (0.31)
Net asset value, end of year ........... $9.96 $11.01 $11.61 $12.02 $12.07 $11.38
Total return
d
....................... (5.80)% 0.81% 1.37% 2.43% 6.85% 0.76%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.48% 1.44% 1.49% 1.47% 1.50% 1.47%
Expenses net of waiver and payments by
affiliates .......................... 1.46% 1.36% 1.41% 1.42% 1.49% 1.46%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.44% 1.33% 1.41%
f
1.42%
f
1.47% 1.46%
f
Net investment income ............... 3.79% 4.87% 5.22% 4.75% 4.82% 4.74%
Supplemental data
Net assets, end of year (000’s) ......... $113,438 $237,215 $310,561 $398,445 $481,915 $517,428
Portfolio turnover rate ................ 60.89% 27.57% 20.91% 41.66% 17.10% 44.16%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the
Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $11.03 $11.63 $12.04 $12.09 $11.40 $11.63
Income from investment operations
b
:
Net investment income
c
............. 0.40 0.58 0.64 0.60 0.19 0.56
Net realized and unrealized gains (losses) (1.02) (0.47) (0.46) (0.28) 0.59 (0.46)
Total from investment operations ........ (0.62) 0.11 0.18 0.32 0.78 0.10
Less distributions from:
Net investment income and net fore ign
currency gains .................... (0.02) (0.71) (0.59) (0.15) — (0.12)
Tax return of capital ................ (0.41) — — (0.22) (0.09) (0.21)
Total distributions ................... (0.43) (0.71) (0.59) (0.37) (0.09) (0.33)
Net asset value, end of year ........... $9.98 $11.03 $11.63 $12.04 $12.09 $11.40
Total return
d
....................... (5.65)% 0.95% 1.52% 2.58% 6.89% 0.91%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.32% 1.29% 1.34% 1.32% 1.35% 1.32%
Expenses net of waiver and payments by
affiliates .......................... 1.30% 1.21% 1.26% 1.27% 1.34% 1.31%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.28% 1.18% 1.26%
f
1.27%
f
1.32% 1.31%
f
Net investment income ............... 3.89% 5.02% 5.37% 4.90% 4.97% 4.89%
Supplemental data
Net assets, end of year (000’s) ......... $7,741 $7,377 $7,957 $8,788 $9,782 $9,692
Portfolio turnover rate ................ 60.89% 27.57% 20.91% 41.66% 17.10% 44.16%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the
Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $11.03 $11.63 $12.05 $12.10 $11.41 $11.64
Income from investment operations
b
:
Net investment income
c
............. 0.47 0.65 0.71 0.68 0.22 0.64
Net realized and unrealized gains (losses) (1.02) (0.47) (0.47) (0.29) 0.59 (0.47)
Total from investment operations ........ (0.55) 0.18 0.24 0.39 0.81 0.17
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.02) (0.78) (0.66) (0.17) — (0.15)
Tax return of capital ................ (0.48) — — (0.27) (0.12) (0.25)
Total distributions ................... (0.50) (0.78) (0.66) (0.44) (0.12) (0.40)
Net asset value, end of year ........... $9.98 $11.03 $11.63 $12.05 $12.10 $11.41
Total return
d
....................... (5.05)% 1.57% 2.06% 3.22% 7.21% 1.47%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.71% 0.69% 0.73% 0.69% 0.72% 0.69%
Expenses net of waiver and payments by
affiliates .......................... 0.69% 0.60% 0.65% 0.64% 0.71% 0.68%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.67% 0.57% 0.65%
f
0.64%
f
0.69% 0.68%
f
Net investment income ............... 4.57% 5.63% 5.98% 5.53% 5.60% 5.52%
Supplemental data
Net assets, end of year (000’s) ......... $294,519 $876,665 $986,689 $1,058,884 $904,147 $882,402
Portfolio turnover rate ................ 60.89% 27.57% 20.91% 41.66% 17.10% 44.16%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the
Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $11.04 $11.64 $12.05 $12.10 $11.41 $11.64
Income from investment operations
b
:
Net investment income
c
............. 0.46 0.63 0.70 0.66 0.21 0.61
Net realized and unrealized gains (losses) (1.02) (0.46) (0.46) (0.28) 0.59 (0.45)
Total from investment operations ........ (0.56) 0.17 0.24 0.38 0.80 0.16
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.02) (0.77) (0.65) (0.17) — (0.14)
Tax return of capital ................ (0.46) — — (0.26) (0.11) (0.25)
Total distributions ................... (0.48) (0.77) (0.65) (0.43) (0.11) (0.39)
Net asset value, end of year ........... $10.00 $11.04 $11.64 $12.05 $12.10 $11.41
Total return
d
....................... (5.07)% 1.46% 2.03% 3.08% 7.06% 1.42%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.83% 0.79% 0.84% 0.82% 0.85% 0.82%
Expenses net of waiver and payments by
affiliates .......................... 0.81% 0.71% 0.76% 0.77% 0.84% 0.81%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.78% 0.68% 0.76%
f
0.77%
f
0.82% 0.81%
f
Net investment income ............... 4.48% 5.52% 5.87% 5.40% 5.47% 5.39%
Supplemental data
Net assets, end of year (000’s) ......... $1,104,754 $2,684,044 $2,992,808 $3,117,593 $2,729,232 $2,497,162
Portfolio turnover rate ................ 60.89% 27.57% 20.91% 41.66% 17.10% 44.16%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the
Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Statement of Investments, December 31, 2020
Templeton Global Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 50,014,925 —
—
Total Common Stocks (Cost $1,645,359) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
†
South Africa 0.0%
†
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 35,452,226 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 12,419,349 EUR 15,594
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 13,475,270 59,058
74,652
Total Corporate Bonds (Cost $45,511,211) ......................................
74,652
Foreign Government and Agency Securities 62.1%
Argentina 4.4%
f,g
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 603,765,896 ARS 4,210,774
Index Linked, 1%, 8/05/21 ........ 332,242,520 ARS 2,337,589
Index Linked, 1.2%, 3/18/22 ....... 4,210,952,760 ARS 29,477,266
Index Linked, 1.3%, 9/20/22 ....... 28,435,643 ARS 190,050
Index Linked, 1.4%, 3/25/23 ....... 2,606,552,060 ARS 17,028,074
Index Linked, 1.5%, 3/25/24 ....... 2,606,552,065 ARS 15,581,123
g,h
Argentina Bonos del Tesoro Nacional en
Pesos Badlar, FRN, 31.641%, (ARS
BADLAR + 2%), 4/03/22 ......... 9,178,000 ARS 59,274
g
Argentina Government Bond ,
18.2%, 10/03/21 ................ 1,518,433,000 ARS 8,760,016
16%, 10/17/23 ................. 1,462,549,400 ARS 4,663,748
15.5%, 10/17/26 ................ 2,527,300,600 ARS 5,877,483
88,185,397
Bosnia and Herzegovina 0.0%
†
e,h
Bosnia and Herzegovina Government
Bond, B, Senior Bond, Reg S, FRN,
0.25%, (6-month EUR LIBOR +
0.813%), 12/20/21 .............. 14,913 EUR 17,620
Brazil 1.1%
Brazil Notas do Tesouro Nacional, 10%,
1/01/21 ...................... 112,525,000 BRL 21,679,904
Colombia 4.8%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 12,635,000,000 COP 3,744,719
Senior Bond, 4.375%, 3/21/23 ..... 1,916,000,000 COP 572,266
Senior Bond, 9.85%, 6/28/27 ...... 3,053,000,000 COP 1,164,627

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia (continued)
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 20,636,000,000 COP $ 6,407,234
B, 10%, 7/24/24 ................ 59,139,000,000 COP 20,994,256
B, 7.5%, 8/26/26 ............... 176,576,000,000 COP 59,621,149
B, 7%, 6/30/32 ................. 11,774,000,000 COP 3,800,881
96,305,132
Ecuador 1.8%
e
Ecuador Government Bond ,
Senior Note, 144A, 0.5%, 7/31/30 .. 18,062,000 11,627,412
Senior Bond, 144A, 0.5%, 7/31/35 .. 43,884,000 23,971,635
Senior Bond, 144A, 0.5%, 7/31/40 .. 620,000 317,750
35,916,797
Ghana 4.3%
Ghana Government Bond ,
24.75%, 3/01/21 ................ 990,000 GHS 171,850
16.5%, 3/22/21 ................ 480,000 GHS 82,366
24.5%, 6/21/21 ................ 50,930,000 GHS 9,005,808
24.75%, 7/19/21 ................ 32,520,000 GHS 5,764,369
19.5%, 10/18/21 ................ 71,467,000 GHS 12,365,101
18.75%, 1/24/22 ................ 42,240,000 GHS 7,255,957
18.25%, 7/25/22 ................ 22,820,000 GHS 3,902,666
17.6%, 11/28/22 ................ 1,250,000 GHS 210,525
16.5%, 2/06/23 ................ 5,210,000 GHS 857,660
19.75%, 3/25/24 ................ 36,690,000 GHS 6,290,966
19%, 11/02/26 ................. 134,400,000 GHS 21,783,215
19.75%, 3/15/32 ................ 117,734,000 GHS 18,714,965
86,405,448
India 4.3%
India Government Bond ,
Senior Note, 5.22%, 6/15/25 ...... 285,000,000 INR 3,935,273
7.59%, 1/11/26 ................. 3,011,900,000 INR 45,549,695
7.27%, 4/08/26 ................ 2,423,700,000 INR 36,298,544
85,783,512
Indonesia 9.9%
Indonesia Government Bond ,
FR34, 12.8%, 6/15/21 ........... 34,970,000,000 IDR 2,602,357
FR53, 8.25%, 7/15/21 ........... 1,074,263,000,000 IDR 78,417,274
FR61, 7%, 5/15/22 .............. 167,591,000,000 IDR 12,430,362
FR35, Senior Bond, 12.9%, 6/15/22 . 95,624,000,000 IDR 7,700,093
FR43, 10.25%, 7/15/22 .......... 3,593,000,000 IDR 280,293
FR63, 5.625%, 5/15/23 .......... 125,716,000,000 IDR 9,250,682
FR46, 9.5%, 7/15/23 ............ 651,100,000,000 IDR 51,902,267
FR39, 11.75%, 8/15/23 .......... 20,613,000,000 IDR 1,720,740
FR70, 8.375%, 3/15/24 .......... 418,021,000,000 IDR 32,778,480
FR44, 10%, 9/15/24 ............. 15,790,000,000 IDR 1,305,925
198,388,473
Mexico 16.5%
Mexican Bonos Desarr Fixed Rate ,
M, Senior Note, 7.25%, 12/09/21 ... 1,873,390,000 MXN 96,720,510
M, 6.5%, 6/09/22 ............... 2,251,240,000 MXN 116,600,919

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico (continued)
Mexican Bonos Desarr Fixed Rate,
(continued)
M, Senior Note, 6.75%, 3/09/23 .... 545,370,000 MXN $ 28,796,216
M, Senior Bond, 8%, 12/07/23 ..... 1,583,065,000 MXN 87,439,581
329,557,226
Norway 7.6%
e
Norway Government Bond ,
144A, Reg S, 3.75%, 5/25/21 ...... 523,796,000 NOK 61,963,955
144A, Reg S, 2%, 5/24/23 ........ 518,911,000 NOK 62,914,781
144A, Reg S, 3%, 3/14/24 ........ 224,500,000 NOK 28,315,436
153,194,172
South Korea 7.4%
Korea Treasury Bond ,
1.375%, 9/10/21 ................ 16,003,000,000 KRW 14,786,682
2%, 12/10/21 .................. 19,554,000,000 KRW 18,192,902
2.25%, 9/10/23 ................ 32,791,710,000 KRW 31,138,960
1.375%, 9/10/24 ................ 67,806,900,000 KRW 62,788,361
3%, 9/10/24 ................... 20,810,000,000 KRW 20,383,874
147,290,779
Total Foreign Government and Agency Securities (Cost $1,537,578,975) ...........
1,242,724,460
U.S. Government and Agency Securities 15.6%
United States 15.6%
U.S. Treasury Notes ,
1.5%, 11/30/24 ................. 26,650,000 27,947,105
1.75%, 12/31/24 ................ 102,789,400 108,892,521
2%, 2/15/25 ................... 32,780,000 35,101,490
2.125%, 5/15/25 ................ 39,210,000 42,325,357
2.875%, 5/31/25 ................ 50,610,000 56,311,533
2.625%, 12/31/25 ............... 16,863,000 18,752,842
1.625%, 2/15/26 ................ 9,110,000 9,690,051
2.125%, 5/31/26 ................ 4,164,000 4,545,591
1.625%, 10/31/26 ............... 9,120,000 9,725,625
313,292,115
Total U.S. Government and Agency Securities (Cost $299,520,561) ................
313,292,115
Total Long Term Investments (Cost $1,884,256,106) .............................
1,556,091,227
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 1.0%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 78.75 JPY, Expires 1/22/21 ... 1 24,793,000 AUD 304,908
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 79.00 JPY, Expires 1/22/21 ... 1 22,245,000 AUD 236,288

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 JPY, Expires 4/29/21 ....... 1 16,067,000 AUD $ 171,343
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
84.15 JPY, Expires 6/18/21 ....... 1 25,554,000 AUD 128,158
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 19,166,000 AUD 134,559
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.72, Expires 1/22/21 ...... 1 14,816,000 AUD 816,141
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.75, Expires 4/16/21 ........... 1 22,153,000 AUD 612,742
Foreign Exchange AUD/USD,
Counterparty MSCO, May Strike Price
$0.77, Expires 5/12/21 ........... 1 39,819,000 AUD 835,330
Foreign Exchange AUD/USD,
Counterparty HSBK, February Strike
Price $0.78, Expires 2/08/21 ...... 1 29,541,000 AUD 193,331
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 104.78 JPY, Expires 2/01/21 .. 1 10,260,000 21,516
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 110.80 JPY, Expires 2/24/21 .. 1 69,699,500 5,932
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 115.00 JPY, Expires 2/24/21 .. 1 139,399,000 1,732
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
115.95 JPY, Expires 8/11/21 ....... 1 63,132,000 35,541
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
21.16 MXN, Expires 6/21/21 ....... 1 39,371,000 973,197
Foreign Exchange USD/MXN,
Counterparty MSCO, April Strike Price
22.44 MXN, Expires 4/21/21 ....... 1 4,302,000 34,280
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 9,967,000 100,487
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 22.98 MXN, Expires 1/14/21 .. 1 16,134,000 864
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
23.23 MXN, Expires 3/24/21 ....... 1 25,753,000 76,988
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
23.30 MXN, Expires 4/29/21 ....... 1 28,366,000 160,004
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
23.75 MXN, Expires 4/09/21 ....... 1 16,050,000 51,754

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 24.50 MXN, Expires 1/14/21 .. 1 13,553,000 $ 93
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
24.81 MXN, Expires 6/30/21 ....... 1 48,867,000 267,861
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
25.48 MXN, Expires 4/09/21 ....... 1 15,315,000 21,404
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 38,722,000 1,238,942
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 38,722,000 1,238,942
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
26.09 MXN, Expires 6/18/21 ....... 1 32,574,000 99,648
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 7,827,000 360,417
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 7,827,000 360,417
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 14,622,000 673,312
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 5,421,000 4
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 58,082,000 42
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 51,308,000 37
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 28.75 MXN, Expires 3/30/21 .. 1 33,718,000 8,443
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 29,878,000 1,392,916
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 29,880,000 1,287,049
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 51,060,000 239,894
12,084,516

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
68.50 JPY, Expires 3/24/21 ....... 1 14,830,000 AUD $ 7,070
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 10,007,000 AUD 26,196
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 29,541,000 AUD 77,333
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 JPY, Expires 4/29/21 ....... 1 42,844,000 AUD 89,969
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 38,332,000 AUD 629,522
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
76.20 JPY, Expires 6/18/21 ....... 1 51,109,000 AUD 522,380
Foreign Exchange AUD/USD,
Counterparty HSBK, February Strike
Price $0.65, Expires 2/10/21 ...... 1 70,899,000 AUD 1,805
Foreign Exchange AUD/USD,
Counterparty HSBK, February Strike
Price $0.65, Expires 2/08/21 ...... 1 59,082,000 AUD 1,665
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.67, Expires 4/16/21 ........... 1 43,120,000 AUD 36,193
Foreign Exchange AUD/USD,
Counterparty MSCO, January Strike
Price $0.68, Expires 1/21/21 ...... 1 54,844,000 AUD 734
Foreign Exchange AUD/USD,
Counterparty MSCO, February Strike
Price $0.68, Expires 2/02/21 ...... 1 62,733,000 AUD 2,853
Foreign Exchange AUD/USD,
Counterparty HSBK, March Strike
Price $0.69, Expires 3/22/21 ...... 1 39,141,000 AUD 24,776
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.69, Expires 1/22/21 ...... 1 45,789,000 AUD 1,555
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 102.10 JPY, Expires 2/24/21 .. 1 69,699,500 410,282
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
102.65 JPY, Expires 8/11/21 ....... 1 94,755,000 1,882,050
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 103.50 JPY, Expires 2/01/21 .. 1 66,911,000 591,072
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
18.83 MXN, Expires 6/21/21 ....... 1 47,722,000 457,010
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 22,409,000 468,008

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 7,311,000 $ 256,600
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 3,914,000 137,373
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 3,914,000 137,373
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 22,410,000 664,912
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
20.66 MXN, Expires 3/24/21 ....... 1 17,022,000 792,295
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 9,967,000 1,359,937
8,578,963
Total Options Purchased (Cost $42,434,245) ....................................
20,663,479
Short Term Investments 19.7%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 10.2%
Argentina 0.2%
g,i
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
f
Index Linked, 2/26/21 ............ 106,357,630 ARS 734,126
5/21/21 ...................... 333,618,227 ARS 2,415,891
f
Index Linked, 9/13/21 ............ 184,134,515 ARS 1,319,000
g,i
Argentina Letras Del Tesoro En Pesos A
Descuento , 3/31/21 ............. 80,145,352 ARS 508,588
4,977,605
Brazil 1.1%
i
Brazil Letras do Tesouro Nacional ,
10/01/21 ..................... 117,900,000 BRL 22,277,450
Egypt 1.6%
i
Egypt Treasury Bills ,
2/16/21 ...................... 40,900,000 EGP 2,576,189
2/23/21 ...................... 18,900,000 EGP 1,184,442
3/16/21 ...................... 25,700,000 EGP 1,602,318
6/22/21 ...................... 157,700,000 EGP 9,514,273
7/13/21 ...................... 63,000,000 EGP 3,774,560
9/07/21 ...................... 46,100,000 EGP 2,704,369
12/07/21 ..................... 12,600,000 EGP 718,293
12/21/21 ..................... 157,600,000 EGP 8,970,679
31,045,123

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Japan 7.3%
i
Japan Treasury Bills ,
1/12/21 ...................... 5,502,900,000 JPY $ 53,295,475
2/10/21 ...................... 2,241,150,000 JPY 21,707,467
3/10/21 ...................... 5,497,400,000 JPY 53,251,057
3/25/21 ...................... 1,326,600,000 JPY 12,850,677
4/12/21 ...................... 552,500,000 JPY 5,352,325
146,457,001
Total Foreign Government and Agency Securities (Cost $199,456,800) ............
204,757,179
Industry Shares
Money Market Funds 9.5%
United States 9.5%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 189,612,936 189,612,936
Total Money Market Funds (Cost $189,612,936) .................................
189,612,936
a a a a a
Total Short Term Investments (Cost $389,069,736 ) ...............................
394,370,115
a a a
a
Total Investments (Cost $2,315,760,087) 98.4% ..................................
$1,971,124,821
Options Written (1.2)% .......................................................
(24,623,103)
Other Assets, less Liabilities 2.8% .............................................
56,525,306
Net Assets 100.0% ...........................................................
$2,003,027,024
a a a
a
Number of
Contracts
Notional
Amount
#
l
Options Written (1.2)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.00 JPY, Expires 1/22/21 ... 1 22,245,000 AUD (789,520)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.25 JPY, Expires 1/22/21 ... 1 24,793,000 AUD (822,753)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
76.80 JPY, Expires 4/29/21 ....... 1 32,133,000 AUD (1,131,354)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.95 JPY, Expires 1/22/21 ... 1 26,365,000 AUD (707,962)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
80.50 JPY, Expires 6/18/21 ....... 1 25,554,000 AUD (408,538)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 19,166,000 AUD (417,432)
Foreign Exchange AUD/USD,
Counterparty MSCO, February Strike
Price $0.72, Expires 2/02/21 ...... 1 22,501,000 AUD (1,161,670)

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
l
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.72, Expires 4/16/21 ........... 1 14,770,500 AUD $ (764,422)
Foreign Exchange AUD/USD,
Counterparty MSCO, May Strike Price
$0.74, Expires 5/12/21 ........... 1 79,639,000 AUD (3,178,277)
Foreign Exchange AUD/USD,
Counterparty HSBK, May Strike Price
$0.78, Expires 5/05/21 ........... 1 36,870,000 AUD (598,064)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.00 JPY, Expires 2/24/21 .. 1 139,399,000 (116,622)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.65 JPY, Expires 2/01/21 .. 1 44,607,000 (7,452)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
109.90 JPY, Expires 8/11/21 ....... 1 94,755,000 (262,717)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
22.38 MXN, Expires 4/29/21 ....... 1 14,183,000 (127,863)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
22.56 MXN, Expires 6/21/21 ....... 1 26,247,000 (326,980)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 11,616,000 (665,738)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 11,616,000 (665,738)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.12 MXN, Expires 1/21/21 .. 1 2,151,000 (422)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
24.57 MXN, Expires 4/29/21 ....... 1 7,092,000 (22,353)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 25.45 MXN, Expires 1/14/21 .. 1 9,681,000 (22)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
25.87 MXN, Expires 3/24/21 ....... 1 24,442,000 (17,000)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
26.08 MXN, Expires 3/24/21 ....... 1 10,301,000 (6,467)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 22,409,000 (113,604)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
27.24 MXN, Expires 4/09/21 ....... 1 30,675,000 (20,843)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 22,410,000 (83,726)

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
l
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 17,020,000 $ (112,831)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.24 MXN, Expires 6/18/21 ....... 1 32,574,000 (51,893)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.40 MXN, Expires 6/30/21 ....... 1 32,578,000 (59,675)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 29.21 MXN, Expires 1/14/21 .. 1 6,453,000 —
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
30.36 MXN, Expires 6/09/21 ....... 1 9,967,000 (8,113)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 3,914,000 (65,084)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 3,914,000 (65,084)
(12,780,219)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 JPY, Expires 4/29/21 ....... 1 21,422,000 AUD (15,405)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 19,166,000 AUD (128,857)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.60 JPY, Expires 6/18/21 ....... 1 51,109,000 AUD (201,062)
Foreign Exchange AUD/USD,
Counterparty MSCO, January Strike
Price $0.64, Expires 1/21/21 ...... 1 27,422,000 AUD (39)
Foreign Exchange AUD/USD,
Counterparty HSBK, March Strike
Price $0.65, Expires 3/22/21 ...... 1 15,878,000 AUD (2,884)
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.66, Expires 1/27/21 ...... 1 19,541,000 AUD (152)
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.66, Expires 1/22/21 ...... 1 22,156,000 AUD (124)
Foreign Exchange AUD/USD,
Counterparty MSCO, February Strike
Price $0.69, Expires 2/02/21 ...... 1 22,501,000 AUD (2,412)
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.72, Expires 1/22/21 ...... 1 14,816,000 AUD (2,700)

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
l
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
98.00 JPY, Expires 8/11/21 ........ 1 31,622,000 $ (235,852)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 98.80 JPY, Expires 2/01/21 ... 1 39,032,000 (18,057)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 104.78 JPY, Expires 2/01/21 .. 1 10,260,000 (177,081)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
19.61 MXN, Expires 6/09/21 ....... 1 9,967,000 (211,149)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
19.79 MXN, Expires 6/21/21 ....... 1 47,722,000 (1,228,512)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 11,616,000 (420,533)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 11,616,000 (420,533)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
20.24 MXN, Expires 6/30/21 ....... 1 16,289,000 (609,170)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 20.39 MXN, Expires 1/21/21 .. 1 2,151,000 (64,071)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 22,409,000 (1,343,278)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 22,410,000 (1,733,556)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 7,827,000 (683,489)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 7,827,000 (683,489)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 14,622,000 (1,276,859)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 22.37 MXN, Expires 1/14/21 .. 1 8,326,000 (1,016,573)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 5,379,000 (854,543)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 3,226,000 (512,504)
(11,842,884)
Total Options Written (Premiums received $21,909,639) ..........................
$ (24,623,103)

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
At December 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $189,203,241, representing 9.4% of net assets.
f
Redemption price at maturity is adjusted for inflation. See Note 1(f).
g
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 13 regarding fair value measurements.
h
The coupon rate shown represents the rate at period end.
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
See Note 1(c) regarding written options.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Buy 8,900,000 10,383,784 1/04/21 $ 489,346 $ —
Euro ............. CITI Sell 8,900,000 10,032,436 1/04/21 — (840,694)
Brazilian Real ...... HSBK Buy 22,412,692 4,405,010 1/05/21 — (89,898)
Brazilian Real ...... HSBK Sell 22,412,692 3,870,263 1/05/21 — (444,849)
Euro ............. UBSW Sell 14,988,575 16,059,208 CHF 1/11/21 — (170,974)
Swiss Franc ....... UBSW Sell 16,059,208 14,899,505 EUR 1/11/21 62,142 —
South Korean Won .. DBAB Buy 28,685,000,000 26,514,766 1/13/21 — (148,318)
South Korean Won .. DBAB Sell 28,685,000,000 23,926,099 1/13/21 — (2,440,350)
Euro ............. GSCO Sell 14,676,966 15,760,567 CHF 1/14/21 — (127,269)
Swiss Franc ....... GSCO Sell 15,760,567 14,616,395 EUR 1/14/21 53,252 —
Euro ............. JPHQ Buy 3,066,139 3,635,913 1/15/21 110,918 —
Euro ............. JPHQ Sell 3,066,139 3,489,726 1/15/21 — (257,106)
Mexican Peso ...... GSCO Buy 388,256,400 19,532,162 1/15/21 — (29,606)
Mexican Peso ...... GSCO Sell 388,256,400 18,000,000 1/15/21 — (1,502,556)
Chinese Yuan ...... CITI Buy 169,481,510 25,929,551 1/19/21 108,541 —
Chinese Yuan ...... HSBK Buy 183,508,820 28,069,324 1/19/21 123,837 —
Euro ............. DBAB Sell 2,928,182 30,350,750 SEK 1/19/21 111,477 —
Mexican Peso ...... MSCO Buy 484,085,800 24,326,659 1/19/21 986 (23,198)
Mexican Peso ...... MSCO Sell 484,085,800 21,839,473 1/19/21 — (2,464,973)
South Korean Won .. HSBK Buy 62,817,875,625 56,982,833 1/19/21 757,976 —
South Korean Won .. HSBK Sell 62,817,875,625 52,118,042 1/19/21 — (5,622,767)
Mexican Peso ...... CITI Buy 484,590,000 24,147,208 1/21/21 188,350 (11,667)
Mexican Peso ...... CITI Sell 484,590,000 22,813,361 1/21/21 — (1,510,530)
Mexican Peso ...... CITI Buy 361,135,000 18,165,575 1/22/21 — (40,668)
Mexican Peso ...... CITI Sell 361,135,000 16,986,035 1/22/21 — (1,138,871)
Mexican Peso ...... JPHQ Buy 2,892,000 145,460 1/22/21 — (315)
Mexican Peso ...... JPHQ Sell 93,465,000 4,221,163 1/22/21 — (469,726)
Euro ............. HSBK Sell 48,576,693 5,986,640,188 JPY 1/25/21 — (1,381,791)
Mexican Peso ...... MSCO Sell 52,778,000 2,482,502 1/25/21 — (165,399)
Australian Dollar .... HSBK Buy 45,744,000 32,295,264 1/27/21 2,984,992 —
Australian Dollar .... HSBK Sell 45,744,000 32,560,930 1/27/21 — (2,719,327)
Mexican Peso ...... CITI Sell 341,694,000 16,193,491 1/27/21 — (945,348)
Brazilian Real ...... CITI Sell 103,097,701 19,097,825 2/02/21 — (748,349)
Brazilian Real ...... HSBK Sell 122,627,118 22,967,260 2/02/21 88,087 (726,389)

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... CITI Buy 469,730,000 4,484,108 2/03/21 $ 66,781 $ —
Japanese Yen ...... CITI Sell 469,730,000 4,468,470 2/03/21 — (82,419)
South Korean Won .. DBAB Buy 28,680,000,000 26,491,329 2/04/21 — (128,855)
South Korean Won .. DBAB Sell 28,680,000,000 23,945,896 2/04/21 — (2,416,579)
Indian Rupee ...... CITI Buy 619,835,000 8,359,768 2/08/21 97,765 —
Indian Rupee ...... JPHQ Buy 850,416,900 11,469,368 2/08/21 134,412 —
Euro ............. UBSW Sell 14,991,869 16,059,365 CHF 2/09/21 — (171,380)
Indian Rupee ...... HSBK Buy 999,725,100 13,479,106 2/09/21 160,563 —
Swiss Franc ....... UBSW Sell 16,059,365 14,901,448 EUR 2/09/21 60,819 —
Australian Dollar .... HSBK Buy 29,541,000 21,047,384 2/10/21 1,740,307 —
Australian Dollar .... HSBK Sell 29,541,000 21,246,626 2/10/21 — (1,541,065)
Euro ............. UBSW Sell 27,519,519 29,578,666 CHF 2/10/21 — (201,726)
South Korean Won .. HSBK Buy 18,046,110,000 16,452,219 2/10/21 135,585 —
South Korean Won .. HSBK Sell 18,046,110,000 15,980,191 2/10/21 — (607,613)
Swiss Franc ....... UBSW Sell 29,578,666 27,453,543 EUR 2/10/21 121,053 —
Australian Dollar .... HSBK Buy 12,964,000 9,411,475 2/12/21 588,967 —
Australian Dollar .... HSBK Sell 12,964,000 9,414,457 2/12/21 — (585,986)
Euro ............. GSCO Sell 19,515,101 21,014,251 CHF 2/12/21 — (98,720)
Swiss Franc ....... GSCO Sell 21,014,251 19,480,548 EUR 2/12/21 56,468 —
Euro ............. DBAB Sell 6,544,256 66,685,319 SEK 2/16/21 107,247 —
Indian Rupee ...... HSBK Buy 609,733,409 8,237,637 2/16/21 75,266 —
Mexican Peso ...... CITI Sell 368,430,700 16,602,334 2/16/21 — (1,835,566)
Chinese Yuan ...... JPHQ Buy 127,500,470 19,466,077 2/18/21 83,601 —
Australian Dollar .... JPHQ Sell 185,596,654 14,139,179,985 JPY 2/22/21 — (6,167,838)
Japanese Yen ...... JPHQ Sell 14,566,236,399 185,596,654 AUD 2/22/21 2,029,623 —
Euro ............. HSBK Sell 48,574,399 6,097,957,242 JPY 2/24/21 — (320,937)
Australian Dollar .... CITI Sell 88,444,085 6,702,911,891 JPY 2/25/21 — (3,277,339)
Australian Dollar .... JPHQ Sell 55,761,545 4,226,390,509 JPY 2/25/21 — (2,062,489)
Euro ............. HSBK Sell 97,152,753 12,046,382,220 JPY 2/25/21 — (2,097,041)
Japanese Yen ...... CITI Sell 4,332,864,222 55,170,000 AUD 2/25/21 574,367 —
Japanese Yen ...... JPHQ Sell 4,379,613,754 55,761,545 AUD 2/25/21 577,699 —
Euro ............. CITI Sell 46,964,965 5,907,337,849 JPY 2/26/21 — (200,838)
Japanese Yen ...... CITI Buy 4,488,976,400 43,000,000 2/26/21 500,251 —
Mexican Peso ...... CITI Sell 622,073,000 27,837,977 3/02/21 — (3,245,714)
Indian Rupee ...... CITI Buy 828,586,800 11,146,358 3/08/21 126,941 —
Indian Rupee ...... JPHQ Buy 852,824,500 11,469,355 3/08/21 133,709 —
Indian Rupee ...... HSBK Buy 1,002,522,050 13,479,107 3/09/21 159,087 —
Indian Rupee ...... JPHQ Buy 1,103,130,100 14,837,986 3/09/21 168,868 —
Euro ............. UBSW Sell 13,709,725 14,788,818 CHF 3/10/21 — (37,201)
Swiss Franc ....... UBSW Sell 14,788,818 13,684,797 EUR 3/10/21 6,701 —
Australian Dollar .... HSBK Sell 15,958,516 1,229,268,528 JPY 3/11/21 — (398,507)
Euro ............. GSCO Sell 24,416,644 26,267,670 CHF 3/11/21 — (146,180)
Swiss Franc ....... GSCO Sell 26,267,670 24,355,518 EUR 3/11/21 71,392 —
Chinese Yuan ...... JPHQ Buy 255,369,010 38,927,476 3/15/21 162,726 —
Euro ............. DBAB Sell 64,035,013 661,169,174 SEK 3/15/21 2,078,411 —
Euro ............. GSCO Sell 19,513,514 21,014,103 CHF 3/15/21 — (92,091)
Indian Rupee ...... CITI Buy 490,576,422 6,610,651 3/15/21 58,476 —
Indian Rupee ...... HSBK Buy 609,733,409 8,214,885 3/15/21 74,119 —
Russian Ruble ..... DBAB Buy 1,246,919,900 16,917,436 3/15/21 — (198,403)
Swiss Franc ....... GSCO Sell 21,014,103 19,395,724 EUR 3/15/21 — (52,040)
Chinese Yuan ...... HSBK Buy 92,087,030 14,034,662 3/16/21 60,414 —
Australian Dollar .... HSBK Sell 13,830,000 1,062,019,530 JPY 3/17/21 — (376,843)
Mexican Peso ...... MSCO Sell 922,376,400 43,786,633 3/17/21 — (2,222,827)
South Korean Won .. CITI Buy 22,784,500,000 20,763,959 3/22/21 176,227 —
South Korean Won .. CITI Sell 22,784,500,000 19,300,720 3/22/21 — (1,639,466)
Mexican Peso ...... MSCO Sell 141,170,000 6,363,882 3/24/21 — (672,075)
Euro ............. HSBK Sell 48,577,224 5,975,192,891 JPY 3/25/21 — (1,532,159)

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. CITI Sell 11,738,958 1,480,411,746 JPY 3/29/21 $ — $ (17,260)
Euro ............. CITI Sell 11,738,958 1,446,486,158 JPY 3/31/21 — (346,438)
Euro ............. JPHQ Sell 10,058,992 111,596,972 NOK 3/31/21 700,152 —
Norwegian Krone ... JPHQ Sell 111,596,972 10,196,561 EUR 3/31/21 — (531,755)
Mexican Peso ...... GSCO Sell 618,596,000 27,422,467 4/05/21 — (3,364,942)
Euro ............. JPHQ Sell 58,227,043 648,986,972 NOK 4/06/21 4,390,460 —
Norwegian Krone ... JPHQ Sell 170,350,000 15,692,217 EUR 4/06/21 — (652,408)
Euro ............. GSCO Sell 3,672,261 3,949,462 CHF 4/13/21 — (22,298)
Mexican Peso ...... CITI Sell 288,996,300 12,906,749 4/13/21 — (1,463,011)
Swiss Franc ....... GSCO Sell 3,949,462 3,644,474 EUR 4/13/21 — (11,726)
Euro ............. DBAB Sell 25,547,248 264,467,663 SEK 4/15/21 901,426 —
Euro ............. DBAB Sell 2,925,261 30,350,750 SEK 4/16/21 111,465 —
Australian Dollar .... MSCO Buy 3,918,000 2,843,763 4/21/21 179,869 —
Australian Dollar .... MSCO Sell 3,918,000 2,784,718 4/21/21 — (238,913)
Australian Dollar .... HSBK Buy 29,355,000 21,769,673 4/27/21 885,169 —
Australian Dollar .... HSBK Sell 29,355,000 20,887,609 4/27/21 — (1,767,233)
Euro ............. CITI Sell 46,965,156 5,764,080,562 JPY 4/30/21 — (1,625,646)
Mexican Peso ...... CITI Sell 903,171,600 40,347,177 4/30/21 — (4,471,341)
Australian Dollar .... CITI Sell 72,500,000 5,547,521,000 JPY 5/06/21 — (2,149,163)
Mexican Peso ...... CITI Sell 20,493,000 984,980 5/13/21 — (30,395)
South Korean Won .. CITI Buy 2,182,000,000 1,988,409 5/17/21 16,601 —
South Korean Won .. CITI Sell 2,182,000,000 1,956,161 5/17/21 — (48,848)
Russian Ruble ..... JPHQ Buy 143,649,800 1,908,212 6/07/21 454 —
Russian Ruble ..... MSCO Buy 1,977,888,300 26,189,565 6/07/21 90,509 —
Indian Rupee ...... CITI Buy 628,612,700 8,359,767 6/08/21 93,688 —
Euro ............. UBSW Sell 14,903,446 16,059,208 CHF 6/09/21 — (47,961)
Indian Rupee ...... CITI Buy 370,171,300 4,919,874 6/09/21 57,457 —
Russian Ruble ..... JPHQ Buy 265,673,400 3,563,207 6/09/21 — (34,012)
Swiss Franc ....... UBSW Sell 16,059,208 14,843,935 EUR 6/09/21 — (24,997)
Euro ............. DBAB Sell 6,350,772 65,335,344 SEK 6/11/21 168,588 —
Euro ............. DBAB Sell 6,335,782 65,125,500 SEK 6/15/21 161,012 —
Euro ............. DBAB Sell 6,904,101 74,167,300 NOK 6/15/21 180,089 —
Japanese Yen ...... CITI Buy 4,334,591,013 41,795,304 6/15/21 267,688 —
Japanese Yen ...... JPHQ Buy 12,232,463,013 117,897,576 6/15/21 806,587 —
Russian Ruble ..... DBAB Buy 791,496,100 10,617,410 6/15/21 — (110,268)
Chinese Yuan ...... HSBK Buy 92,623,160 14,034,663 6/16/21 61,173 —
Euro ............. DBAB Sell 10,659,610 113,388,400 NOK 6/16/21 146,860 —
Euro ............. DBAB Sell 16,237,218 165,898,900 SEK 6/16/21 290,198 —
Indian Rupee ...... CITI Buy 330,532,557 4,405,515 6/16/21 34,720 —
Indian Rupee ...... HSBK Buy 429,692,325 5,728,467 6/16/21 43,839 —
Euro ............. DBAB Sell 9,274,223 98,489,000 NOK 6/18/21 108,195 —
Euro ............. JPHQ Sell 2,382,663 24,300,000 SEK 6/18/21 37,132 —
Australian Dollar .... CITI Sell 18,000,000 1,384,353,000 JPY 6/23/21 — (460,790)
Japanese Yen ...... BNDP Buy 8,960,392,716 86,964,975 6/23/21 — (4,193)
Euro ............. CITI Sell 11,738,963 1,447,414,093 JPY 6/30/21 — (349,786)
Japanese Yen ...... CITI Buy 2,703,540,000 25,879,393 8/13/21 376,014 —
Japanese Yen ...... CITI Sell 2,703,540,000 25,787,295 8/13/21 — (468,112)
Russian Ruble ..... JPHQ Buy 189,344,300 2,491,635 9/08/21 — (2,361)
Russian Ruble ..... MSCO Buy 1,224,720,700 16,116,655 9/08/21 — (15,483)
Russian Ruble ..... JPHQ Buy 265,673,500 3,530,160 9/09/21 — (37,803)
Russian Ruble ..... DBAB Buy 799,087,600 10,617,411 9/14/21 — (119,220)
Euro ............. DBAB Sell 6,335,779 65,201,500 SEK 9/15/21 160,996 —
Euro ............. DBAB Sell 6,904,098 74,330,900 NOK 9/15/21 178,435 —
Russian Ruble ..... DBAB Buy 1,193,258,200 15,725,347 12/15/21 — (213,875)
Total Forward Exchange Contracts ................................................... $25,916,525 $(75,061,073)
Net unrealized appreciation (depreciation) ............................................ $(49,144,548)

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
See Note 11 regarding other derivative information.
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 50 .

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
Templeton
Global Total
Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,126,147,151
Cost - Controlled affiliates (Note 3 f ) ............................................................ 189,612,936
Value - Unaffiliated issuers .................................................................. $1,781,511,885
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 189,612,936
Cash .................................................................................... 1,529,922
Restricted currency, at value (cost $5,263) (Note 1d) ................................................ 5,195
Foreign currency, at value (cost $12,719,692) ...................................................... 12,701,678
Receivables:
Investment securities sold ................................................................... 23,637,380
Capital shares sold ........................................................................ 12,684,809
Interest ................................................................................. 22,801,534
Deposits with brokers for:
OTC derivative contracts .................................................................. 59,206,097
Unrealized appreciation on OTC forward exchange contracts .......................................... 25,916,525
Other assets .............................................................................. 522
Total assets .......................................................................... 2,129,608,483
Liabilities:
Payables:
Investment securities purchased .............................................................. 832,736
Capital shares redeemed ................................................................... 21,808,393
Management fees ......................................................................... 1,122,417
Distribution fees .......................................................................... 175,234
Transfer agent fees ........................................................................ 727,596
Options written, at value (premiums received $21,909,639) ............................................ 24,623,103
Unrealized depreciation on OTC forward exchange contracts .......................................... 75,061,073
Deferred tax ............................................................................... 1,653,560
Accrued expenses and other liabilities ........................................................... 577,347
Total liabilities ......................................................................... 126,581,459
Net assets, at value ................................................................. $2,003,027,024
Net assets consist of:
Paid-in capital ............................................................................. $2,993,826,238
Total distributable earnings (losses) ............................................................. (990,799,214)
Net assets, at value ................................................................. $2,003,027,024

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
Templeton
Global Total
Return Fund
Class A:
Net assets, at value ....................................................................... $482,574,696
Shares outstanding ........................................................................ 48,369,437
Net asset value per share
a
.................................................................. $9.98
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.37
Class C:
Net assets, at value ....................................................................... $113,438,408
Shares outstanding ........................................................................ 11,387,586
Net asset value and maximum offering price per share
a
............................................. $9.96
Class R:
Net assets, at value ....................................................................... $7,741,144
Shares outstanding ........................................................................ 775,442
Net asset value and maximum offering price per share ............................................. $9.98
Class R6:
Net assets, at value ....................................................................... $294,518,931
Shares outstanding ........................................................................ 29,503,026
Net asset value and maximum offering price per share ............................................. $9.98
Advisor Class:
Net assets, at value ....................................................................... $1,104,753,845
Shares outstanding ........................................................................ 110,528,531
Net asset value and maximum offering price per share ............................................. $10.00
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
Templeton
Global Total
Return Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $675,900
Interest: (net of foreign taxes of $3,643,928)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 15,681,856
Paid in cash
a
........................................................................... 143,529,178
Total investment income ................................................................... 159,886,934
Expenses:
Management fees (Note 3 a ) ................................................................... 18,981,845
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,584,407
    Class C ................................................................................ 1,104,399
    Class R ................................................................................ 38,808
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 937,737
    Class C ................................................................................ 250,544
    Class R ................................................................................ 11,645
    Class R6 ............................................................................... 169,392
    Advisor Class ............................................................................ 2,484,460
Custodian fees (Note 4 ) ...................................................................... 1,038,487
Reports to shareholders ...................................................................... 159,884
Registration and filing fees .................................................................... 141,216
Professional fees ........................................................................... 130,686
Trustees' fees and expenses .................................................................. 85,149
Other .................................................................................... 187,734
Total expenses ......................................................................... 27,306,393
Expense reductions (Note 4 ) ............................................................... (654,099)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (698,960)
Net expenses ......................................................................... 25,953,334
Net investment income ................................................................ 133,933,600
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $3,207,999)
Unaffiliated issuers ...................................................................... (218,175,114)
Written options ........................................................................... (54,441,459)
Foreign currency transactions ................................................................ (17,540,863)
Forward exchange contracts ................................................................. 19,078,912
Swap contracts ........................................................................... (250,330,755)
Net realized gain (loss) .................................................................. (521,409,279)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 104,652,718
Translation of other assets and liabilities denominated in foreign currencies .............................. 479,790
Written options ........................................................................... (13,686,200)
Forward exchange contracts ................................................................. 14,012,906
Swap contracts ........................................................................... 63,730,756
Change in deferred taxes on unrealized appreciation ............................................... 935,798
Net change in unrealized appreciation (depreciation) ............................................ 170,125,768
Net realized and unrealized gain (loss) ............................................................ (351,283,511)
Net increase (decrease) in net assets resulting from operations .......................................... $(217,349,911)
a
Includes amortization of premium and accretion of discount.

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
34
Templeton Global Total Return Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $133,933,600 $291,403,217
Net realized gain (loss) ................................................. (521,409,279) 13,491,017
Net change in unrealized appreciation (depreciation) ........................... 170,125,768 (246,131,686)
Net increase (decrease) in net assets resulting from operations ................ (217,349,911) 58,762,548
Distributions to shareholders:
Class A ............................................................. (992,841) (53,580,319)
Class C ............................................................. (241,971) (17,117,841)
Class R ............................................................. (11,071) (471,568)
Class R6 ............................................................ (953,591) (66,820,847)
Advisor Class ........................................................ (2,811,103) (213,023,799)
Distributions to sharehol ders from tax return of capital:
Class A ............................................................. (27,465,171) —
Class C ............................................................. (6,693,699) —
Class R ............................................................. (306,249) —
Class R6 ............................................................ (26,379,395) —
Advisor Class ........................................................ (77,764,112) —
Total distributions to shareholders .......................................... (143,619,203) (351,014,374)
Capital share transactions: (Note 2 )
Class A ............................................................. (217,260,963) 1,628,341
Class C ............................................................. (104,199,862) (58,716,297)
Class R ............................................................. 1,086,048 (168,919)
Class R6 ............................................................ (510,743,871) (57,198,816)
Advisor Class ........................................................ (1,379,205,858) (128,977,729)
Total capital share transactions ............................................ (2,210,324,506) (243,433,420)
Net increase (decrease) in net assets ................................... (2,571,293,620) (535,685,246)
Net assets:
Beginning of year ....................................................... 4,574,320,644 5,110,005,890
End of year ........................................................... $2,003,027,024 $4,574,320,644

Templeton Income Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Templeton Global Total Return Fund
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Global Total Return Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Total Return Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
Templeton Global Total Return Fund
(continued)
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 11 regarding other derivative information.
d. Restricted Currency
At December 31, 2020, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
Templeton Global Total Return Fund
(continued)
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Total Return Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 18,417,702 $189,471,069 27,739,363 $316,049,876
Shares issued in reinvestment of distributions .......... 2,048,612 21,146,454 3,651,073 41,607,474
Shares redeemed ............................... (41,849,275) (427,878,486) (31,508,489) (356,029,009)
Net increase (decrease) .......................... (21,382,961) $(217,260,963) (118,053) $1,628,341
Class C Shares:
Shares sold ................................... 1,324,479 $13,677,606 4,902,227 $55,948,189
Shares issued in reinvestment of distributions .......... 600,638 6,200,018 1,290,434 14,728,659
Shares redeemed
a
.............................. (12,084,491) (124,077,486) (11,402,770) (129,393,145)
Net increase (decrease) .......................... (10,159,374) $(104,199,862) (5,210,109) $(58,716,297)
Class R Shares:
Shares sold ................................... 693,427 $7,104,295 314,061 $3,634,587
Shares issued in reinvestment of distributions .......... 30,150 309,106 38,850 442,922
Shares redeemed ............................... (616,867) (6,327,353) (368,422) (4,246,428)
Net increase (decrease) .......................... 106,710 $1,086,048 (15,511) $(168,919)
Class R6 Shares:
Shares sold ................................... 10,273,374 $109,626,734 14,685,966 $170,174,528
Shares issued in reinvestment of distributions .......... 2,177,213 22,631,186 5,172,158 59,102,231
Shares redeemed ............................... (62,403,556) (643,001,791) (25,241,418) (286,475,575)
Net increase (decrease) .......................... (49,952,969) $(510,743,871) (5,383,294) $(57,198,816)
Advisor Class Shares:
Shares sold ................................... 56,929,039 $591,194,306 139,289,419 $1,593,975,649
Shares issued in reinvestment of distributions .......... 6,796,675 70,563,584 16,077,993 183,620,401
Shares redeemed ............................... (196,224,056) (2,040,963,748) (169,414,689) (1,906,573,779)
Net increase (decrease) .......................... (132,498,342) $(1,379,205,858) (14,047,277) $(128,977,729)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Income Trust
Notes to Financial Statements

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Annual Report
Templeton Global Total Return Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2020, the gross effective investment management fee rate was 0.623% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% Over $1.3 billion, up to and including $2.5 billion
0.585% Over $2.5 billion, up to and including $5 billion
0.575% Over $5 billion, up to and including $10 billion
0.565% In excess of $10 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $8,431
CDSC retained .............................................................................. $54,780
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Total Return Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2020, the Fund paid transfer agent fees of $3,853,778, of which $1,193,037 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2021.
Prior to May 1, 2020, the Class R6 transfer agent fees were limited to 0.02% based on the average net assets of the class.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $507,468,590 $2,430,590,653 $(2,748,446,307) $— $— $189,612,936 189,612,936 $675,900
Total Affiliated Securities .... $507,468,590 $2,430,590,653 $(2,748,446,307) $— $— $189,612,936 $675,900
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Total Return Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2020, the Fund deferred late-year ordinary losses of $63,904,938.
The tax character of distributions paid during the years ended December 31, 2020 and 2019, was as follows:
At December 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, payments-in-kind, bond discounts and premiums, tax straddles and inflation related adjustments on foreign securities.
In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended December 31, 2020, such reclassifications were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2020, aggregated
$1,379,733,804 and $2,981,719,452, respectively.
7. Credit Risk
At December 31, 2020, the Fund had 14.7% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $518,875,717
2020 2019
Distributions paid from:
Ordinary income .......................................................... $5,010,577 $351,014,374
Return of capital ........................................................... 138,608,626 —
$143,619,203 $351,014,374
Cost of investments .......................................................................... $2,303,582,326
Unrealized appreciation ........................................................................ $161,776,353
Unrealized depreciation ........................................................................ (568,001,510)
Net unrealized appreciation (depreciation) .......................................................... $(406,225,157)
Paid-in Capital .............................................................................. $(46,227,231)
Total distributable earnings (loss) ................................................................ $46,227,231

Templeton Income Trust
Notes to Financial Statements

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Annual Report
Templeton Global Total Return Fund
(continued)
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At December 31, 2020, the Fund had 4.7% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund's holdings.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
a
K2016470219 South Africa Ltd., A ............... 2/22/11 – 2/01/17 $ 1,608,225 $ —
50,014,925
a
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,645,359 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $15,594 as of December 31, 2020.

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Total Return Fund
(continued)
11. Other Derivative Information
At December 31, 2020, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2020, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2020, the average month end notional amount of swap contracts and options represented
$126,556,769 and $5,777,558,221, respectively. The average month end contract value of forward exchange contracts was
$4,268,235,062.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Total Return Fund
Foreign exchange contracts ..
Investments in securities, at value $ 20,663,479
a
Options written, at value $ 24,623,103
Unrealized appreciation on OTC
forward exchange contracts
25,916,525 Unrealized depreciation on OTC
forward exchange contracts
75,061,073
Total .................... $46,580,004 $99,684,176
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Templeton Global Total Return Fund
Interest rate contracts .......
Swap contracts $(250,330,755) Swap contracts $63,730,756
Foreign exchange contracts ..
Investments 91,398,515
a
Investments 16,360,550
a
Written options (54,441,459) Written options (13,686,200)
Forward exchange contracts 19,078,912 Forward exchange contracts 14,012,907
Total .................... $(194,294,787) $80,418,013
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Total Return Fund
(continued)
At December 31, 2020, OTC derivative assets and liabilities are as follows:
At December 31, 2020, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Derivatives
Templeton Global Total Return Fund
Forward exchange contracts ............................. $ 25,916,525 $ 75,061,073
Options purchased ..................................... 20,663,479 —
Options written ........................................ — 24,623,103
Total ............................................. $46,580,004 $99,684,176
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Total Return Fund
Counterparty
BNDP ................... $— $— $— $— $—
CITI ..................... 13,574,612 (13,574,612) — — —
DBAB ................... 4,704,399 (4,704,399) — — —
GSCO ................... 1,641,536 (1,641,536) — — —
HSBK ................... 8,978,654 (8,978,654) — — —
JPHQ ................... 9,336,340 (9,336,340) — — —
MSCO ................... 8,093,748 (8,093,748) — — —
UBSW ................... 250,715 (250,715) — — —
Total ................... $46,580,004 $(46,580,004) $ — $— $—
$ 1
11. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Total Return Fund
(continued)
At December 31, 2020, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 50 .
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2020, the Fund did not use the Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Global Total Return Fund
Counterparty
BNDP ................... $4,193 $— $— $(4,193) $—
CITI ..................... 37,746,517 (13,574,612) — (24,171,905) —
DBAB ................... 5,775,867 (4,704,399) — (1,071,468) —
GSCO ................... 5,666,689 (1,641,536) — (3,990,000) 35,153
HSBK ................... 20,816,329 (8,978,654) — (11,837,675) —
JPHQ ................... 10,215,813 (9,336,340) — (879,473) —
MSCO ................... 18,804,529 (8,093,748) — (10,710,781) —
UBSW ................... 654,239 (250,715) — (300,000) 103,524
Total ................... $99,684,176 $(46,580,004) $— $(52,965,495) $138,677
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
11. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Total Return Fund
(continued)
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — 74,652
a
74,652
Foreign Government and Agency Securities :
Argentina ............................ — — 88,185,397 88,185,397
Bosnia and Herzegovina ................. — 17,620 — 17,620
Brazil ............................... — 21,679,904 — 21,679,904
Colombia ............................ — 96,305,132 — 96,305,132
Ecuador ............................. — 35,916,797 — 35,916,797
Ghana .............................. — 86,405,448 — 86,405,448
India ................................ — 85,783,512 — 85,783,512
Indonesia ............................ — 198,388,473 — 198,388,473
Mexico .............................. — 329,557,226 — 329,557,226
Norway .............................. — 153,194,172 — 153,194,172
South Korea .......................... — 147,290,779 — 147,290,779
U.S. Government and Agency Securities ....... — 313,292,115 — 313,292,115
Options purchased ....................... — 20,663,479 — 20,663,479
Short Term Investments ................... 189,612,936 199,779,574 4,977,605 394,370,115
Total Investments in Securities ........... $189,612,936 $1,688,274,231 $93,237,654 $1,971,124,821
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 25,916,525 $ — $ 25,916,525
Restricted Currency (ARS) ................. — — 5,195 5,195
Total Other Financial Instruments ......... $— $25,916,525 $5,195 $25,921,720
Receivables:
Interest (ARS) ........................... $— $— $1,629,514 $1,629,514
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 24,623,103 $ — $ 24,623,103
Forward exchange contracts ................ — 75,061,073 — 75,061,073
Total Other Financial Instruments ......... $— $99,684,176 $— $99,684,176
Payables:
Investment Securities Purchased (ARS) ....... $— $— $763,524 $763,524
Deferred Tax(ARS) ....................... $— $— $4,195 $4,195

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Total Return Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2020, the reconciliation is as follows:
a
Includes securities determined to have no value at December 31, 2020.
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa ....... $ 345,754
c
$ — $ — $ — $ — $ — $ — $ (345,754) $ —
c
$ (345,754)
Corporate Bonds :
South Africa ....... 96,896
c
7,378 — 32,272 — 1,433,954 — (1,495,848) 74,652
c
(1,495,848)
Foreign Government and
Agency Securities :
Argentina ......... 74,554,061 60,304,441 (26,263,429) — — 17,022,727 (59,836,428) 22,404,025 88,185,397 (11,115,394)
Short Term Investments . 5,831,458 5,188,638 (3,712,902) — — 666,005 (1,403,572) (1,592,022) 4,977,605 141,260
Total Investments in Securities . $80,828,169 $65,500,457 $(29,976,331) $32,272 $— 19,122,686 (61,240,000) 18,970,401 $93,237,654 $(12,815,736)
Other Financial Instruments:
Restricted Currency (ARS)
$14,601,411 $33,735,193 $(45,938,486) $— $— $— $(2,868,001) $475,078 $5,195 $(68)
Receivables:
Interest (ARS) ......
$2,621,567 $18,827,361 $(17,836,936) $— $— $— $(2,214,836) $232,358 $1,629,514 $54,891
Liabilities:
Payables:
Deferred Tax (ARS) ....
$8,030 $— $— $— $— $— $— $(3,835) $4,195 $(3,835)
Investment Securities
Purchased (ARS) ....
$— $763,524 $— $— $— $— $— $— $763,524 $—
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
13. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Total Return Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2020, are as follows:
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
..........
$88,185,397 Market Comparables Implied Foreign
exchange rate
143.8 ARS/USD Decrease
b
Short Term Investments:
Argentina
..........
4,977,605 Market Comparables Implied Foreign
exchange rate
143.8 ARS/USD Decrease
c
All Other
............
1,709,361
d,e
Liabilities:
All Other
...............
767,719
e
Total
..................
$94,104,644
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Represents a significant impact to fair value but not net assets.
d
Includes securities determined to have no value at December 31, 2020.
e
Includes values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
13. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Total Return Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
Selected Portfolio
BADLAR
Argentina Deposit Rates Badlar Private Banks
ARS
CER
Reference Stabilization Coefficient
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CHF
Swiss Franc
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
USD
United States Dollar

Templeton Income Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Global Total Return Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Global Total Return Fund (one of the funds constituting Templeton Income Trust, referred to hereafter as the "Fund") as of
December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Income Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Templeton Global Total Return Fund
At December 31, 2020, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the 2021 distribution date, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

Templeton Income Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 125 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 125 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Income Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since
2001 and Lead
Independent
Trustee since 2007
125 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 125 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 125 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Income Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013 and
Vice President
since 1996
125 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Templeton Income Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Michael Hasenstab Ph.D.
(1973)
President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of three of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2017 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Income Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary since
2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Christine Zhu (1975) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Advisers, Inc.; and officer of three of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Income Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

407 A 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Global Total Return Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Annual Report and Shareholder Letter
Templeton
International Bond
Fund
A Series of Templeton Income Trust
December 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended December 31, 2020, the
novel coronavirus pandemic hindered the global economy.
Starting in March, worldwide efforts to slow the infection
rate thwarted global economic activity, and central banks
acted swiftly to maintain financial stability. The U.S. Federal
Reserve enacted emergency rate cuts and authorized open-
ended purchasing of government-backed and corporate
bonds to bolster markets, and the European Central Bank’s
Pandemic Emergency Purchase Programme included
private and public sector securities. These measures
helped U.S. and eurozone economic growth to resume in
2020’s third quarter after two quarters of contraction. In this environment, global government bonds, as measured by the
FTSE World Government Bond Index, posted total returns of
+10.11% and +5.52% in U.S. dollar and local currency terms,
respectively.
1
The U.S. dollar decreased against most foreign
currencies during the period.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
advisors and review their portfolios to design a long-term
strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.
Templeton International Bond Fund’s annual report includes
more detail about prevailing conditions and a discussion
about investment decisions during the period. Please
remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro
This letter reflects our analysis and opinions as of December
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report
2
Contents
Annual Report
Templeton International Bond Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 29
Notes to Financial Statements 33
Report of Independent Registered
Public Accounting Firm 48
Tax Information 49
Board Members and Officers 50
Shareholder Information 55
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Templeton International Bond Fund
This annual report for Templeton International Bond Fund
covers the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation
and growth of income. Under normal market conditions,
the Fund invests at least 80% of its net assets in bonds.
For purposes of the Fund’s 80% policy, bonds include
derivative instruments or other investments that have
economic characteristics similar to bonds. Bonds include
debt obligations of any maturity, such as bonds, notes, bills and debentures. The Fund invests predominantly in bonds
issued by governments, government-related entities and
government agencies located outside of the U.S.
*Includes foreign government and agency securities, money market funds and other net assets less liabilities (including derivatives).
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a -5.95% cumulative total return. In comparison, the
Fund’s benchmark, the FTSE Non-USD World Government
Bond Index (WGBI), which measures performance of
investment-grade, non-U.S. world government bond
markets, posted a cumulative total return of +10.78% in
U.S. dollar terms for the same period.
1
You can find more of
the Fund’s performance data in the Performance Summary
beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
The 12-month period ended December 31, 2020, started
optimistically, as a phase one trade deal between the U.S.
and China appeared to bolster market sentiment, driving risk asset valuations higher in several markets across the globe.
However, conditions changed radically and rapidly by late
February, as the novel coronavirus (COVID-19) pandemic
upended economies and financial markets around the world.
Lockdown orders from governments trying to “flatten the
curve” (i.e., stem the rate of infection) ultimately brought entire countries, regions and continents to an economic
standstill in March and April. The speed and pervasiveness
of the economic shocks were unprecedented. There is
no historical comparison for the magnitude of aggregate
demand that was destroyed, nor the magnitude of job losses
in such a compressed timescale.
Risk aversion rapidly escalated to crisis levels and deepened throughout March, driving correlations to 1.0 across
multiple asset classes as investors shed risk and moved
into perceived safe havens. Credit markets experienced
substantial price volatility, with the lower-rated credit tiers bearing the brunt of the selloffs. The U.S. Federal Reserve
(Fed) responded quickly to the deepening crisis with two
emergency rate cuts in March, the second of which dropped
the federal funds target rate 100 basis points (bps) to the
zero bound that was used during the 2008 global financial
crisis (GFC). The Fed also cut reserve requirements and
encouraged financial institutions to borrow directly from the discount window.
Growing liquidity strains throughout financial markets in
March prompted the Fed to restart liquidity programs that
had been created during the GFC, such as the Commercial
Paper Funding Facility and the Primary Dealer Credit
Facility. On March 23, the Fed took its financial market
interventions beyond the scope of the GFC programs by
creating corporate lending programs, and announcing its
intentions to support lending to small- and medium-sized
businesses through the newly created Main Street Business
Lending Program. The Fed also pledged to buy unlimited
government bonds, abandoning the previous quantitative
easing (QE) targets it had announced a week earlier on
March 15. The heightened demand for U.S. dollars (USD)
Portfolio Composition
12/31/20
% of Total
Net Assets
Foreign Government and Agency Securities 59.1%
Short-Term Investments & Other Net Assets* 40.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

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around the world also led the Fed to expand its liquidity
swaps program with foreign central banks beyond the five
banks in its standing facility.
On the U.S. fiscal side, Congress passed the CARES
Act (Coronavirus Aid, Relief, and Economic Security)
on March 27, a USD$2.2 trillion fiscal relief program
designed to provide loans to businesses, income support
and unemployment benefits to individuals, and funding
for hospitals and public health services. It was the largest economic relief bill in U.S. history.
In Europe, the European Central Bank (ECB) unveiled the
€750 billion Pandemic Emergency Purchase Programme
(PEPP) in an unscheduled mid-week announcement on
March 18. ECB President Christine Lagarde commented
that, “there are no limits to our commitment to the euro.
We are determined to use the full potential of our tools,
within our mandate.” PEPP appeared geared to support the
more vulnerable states, as the program has unprecedented
flexibility to buy a wide range of eligible securities, including
Greek and Italian sovereign debt, as well as corporate
commercial paper. The European Commission passed its
€750 billion recovery fund in July, which was largely viewed by markets as a major step towards greater fiscal solidarity across the euro area.
In the second quarter of 2020, global financial markets
rebounded from the extreme lows in March, as extraordinary
measures from central banks and governments appeared to
improve market confidence. Additionally, regional economies
began to incrementally reopen and the improving economic
data appeared to bolster optimism that the worst of the
economic shocks had passed. Risk assets rallied and
credit spreads tightened in many sectors during the second
quarter, returning to levels last seen in early March and late
February. Those trends largely extended through July and
August as strengthening economic activity and profound
policy interventions continued to fuel rallies across global financial markets through much of the summer. However,
many risk assets appeared detached from underlying
economic fundamentals due to extraordinary monetary
policies.
Risk assets eventually pulled back from their summer high
points in September 2020, as rising cases of COVID-19
appeared to concern investors, particularly as areas of
Europe and Asia returned to various mobility restrictions.
Developed market sovereign bond yields fluctuated during
the summer months, rising on reflation expectations but
dropping in September as broad risk aversion returned to
global financial markets. Additionally, economic recoveries
in many regions showed signs of levelling off in August and
September, demonstrating that the improvements in the
late spring and summer months were rebounds from the
extreme low points in March and April, not trends that could be extrapolated through upcoming quarters.
Yoshihide Suga was confirmed as the new prime minister of
Japan on September 16, following Shinzo Abe's resignation
on August 28. Abe had been prime minister since December
2012. We expected political continuity in the near term, as
Suga is an Abe loyalist who was often credited with pushing
through many of Abe’s critical domestic reforms.
In October 2020, “risk-on” sentiment initially returned to
global financial markets, with risk assets rallying during the first couple weeks of the month before broad risk aversion
sharply returned, leading to significant price adjustments in various credit sectors during the second half of the month.
Investors appeared concerned over resurgent waves of
COVID-19 cases around the world. Market sentiments
ultimately improved in November on apparent optimism over
promising vaccine trials and prospects for a potential global economic recovery in 2021. Risk assets finished the final
months of the year on broad-based rallies as initial vaccine distributions commenced.
However, market optimism in the fourth quarter ran in stark
contrast to the worsening pandemic, as COVID-19 infections
surged to record levels in areas of Europe, the U.S. and
Latin America in the waning months of the year, with a
highly contagious variant of the virus surfacing in dozens of countries. The harsh realities of a worldwide health crisis and deepening economic hardship continued to have profound
consequences for lives and livelihoods around the world.
In late December 2020, the U.S. government passed
a USD$900 billion support package that extended
unemployment benefits until mid-March 2021 and provides
one-time relief payments of USD$600 to most citizens.
Additional fiscal stimulus appeared likely with the upcoming change in the U.S. government. The Fed continued to
maintain low rates as well as its emergency support program
from March through the end of the year, continuously
reaffirming its commitment to use its “full range of tools to support the U.S. economy” at each policy meeting.
The ECB also kept monetary policy unchanged through
the end of the year, with the main refinancing operations
rate remaining at 0.0%, and the main deposit facility rate
remaining at -0.5%. The ECB increased the size of the PEPP
program to €1.85 trillion in December, after previously raising it to €1.35 trillion in June. The U.K. and the European Union also settled on final terms for post-Brexit trade agreements in the last week of the year.

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The Bank of Japan (BOJ) also made no changes to its rates
policy in 2020. Overnight interest rates remained at 0.1%
and the yield target on the 10-year Japanese government
bond remained at 0.0%. In the second quarter, the BOJ
removed QE caps and quadrupled the size of its corporate
debt purchases. It also increasingly focused on ensuring
businesses had ample access to capital through various
loan programs, increasing its lending program to USD$1
trillion. However, despite the BOJ's efforts to drive inflation higher during the Abenomics era, deflationary pressures
returned, with core inflation dropping to -0.4% year-over-
year in August and falling further to -0.9% in November.
The BOJ announced in December that it had launched
a comprehensive review of its monetary framework,
scheduled to arrive in March 2021. We continued to expect
the Japanese yen to appreciate against the USD during
the period, on stable rate differentials and Japan’s strong
external balance.
Nearly every country in the world declared some form
of fiscal response to the economic crisis in 2020, with
most countries pursuing programs that went beyond the
measures they deployed during the GFC. Debt-to-GDP
(gross domestic product) ratios have risen significantly in just about every country. On the monetary front, many central
banks aggressively cut policy rates, with several indicating they intend to respond to ongoing economic adversity with
additional accommodation as needed. During the 12-month
period, Brazil cut rates by 250 bps to 2.00%, Colombia cut
rates by 250 bps to 1.75%, Mexico cut rates by 300 bps to
4.25%, Indonesia cut rates by 125 bps to 3.75%, and India
cut rates by 115 bps to 4.00%.
In global bond markets, the yield on the 10-year U.S.
Treasury (UST) note finished the period 100 bps lower,
at 0.92%, ranging from a pre-pandemic high of 1.92% on
January 1 to an all-time low of 0.51% on August 4. The yield on the 10-year German Bund finished the year 38 bps lower
at -0.57%, ranging from a pre-pandemic high of -0.19%
on January 13 to an all-time low of -0.86% on March 9,
during peak financial market shocks. Sovereign bond yields
also declined in several countries on ongoing monetary
accommodation during the year, notably including much of
Latin America and Asia, particularly Brazil, Mexico, Indonesia and India.
In currency markets, the USD initially strengthened in March on tremendous demand for U.S. dollars during the financial
market shocks, but then entered a broad-based weakening
pattern in mid-May that largely persisted through the end
of December. Many developed market and emerging
market currencies alike strengthened against the USD
over the final seven months of the year. In credit markets,
spreads widened substantially during peak financial market
volatility in February and March, but progressively tightened from April through December, with several sovereign and
corporate sectors finishing the year at pre-pandemic levels.
Investment Strategy
We invest selectively in non-U.S. bonds around the world
based upon our assessment of changing market, political
and economic conditions. While seeking opportunities, we
monitor various factors including changes in interest rates, currency exchange rates and credit risks. For purposes of
pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative
instruments, principally currency and cross currency
forwards, but it may also use currency and currency index
futures contracts and currency options. The Fund may also
enter into various other transactions involving derivatives, including interest-rate/bond futures and swap agreements
(which may include interest rate and credit default swaps).
Manager’s Discussion
The strategy was structured around four key pillars during
much of the reporting period: (1) maintaining high liquidity through elevated cash balances and risk-adjusted position
weights; (2) holding long exposures to perceived safe-haven
assets such as the Japanese yen, Swiss franc, Norwegian
krone and Swedish krona; (3) targeting appropriate risk-
adjusted returns in a select subset of emerging markets;
and (4) underweighting overvalued developed fixed
income markets. The strategy continued to emphasize
select duration exposures in countries that have attractive
risk-adjusted yields, resilient economic fundamentals and
prudent fiscal and monetary policies. Several emerging
markets continued to offer significantly higher yields than
those available in the developed markets. The strategy
entered the reporting period in a de-risked state as the
investment team saw elevated global financial market
risks that it believed were significantly underappreciated
by markets. While the team was not explicitly anticipating
Geographic Composition
12/31/20
% of Total
Net Assets
Asia 33.7%
Latin America & Caribbean 15.1%
Europe 4.6%
Australia & New Zealand 4.5%
Middle East & Africa 1.2%
Short-Term Investments & Other Net Assets 40.9%

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the COVID-19 crisis, it was concerned that overvalued
risk assets were vulnerable to a geopolitical, economic or
financial market shock. The team adjusted the risk-sizing
of various positions and hedged (using currency forwards)
a substantial amount of local-currency emerging market
beta risk through proxy hedges (net-negative Australian
dollar) and direct hedges (Indian rupee, South Korean
won, Mexican peso and Brazilian real). The strategy held
a net-negative position in the euro as the team expected
fundamental weakening in the currency due to structural
and political risks in the eurozone, along with headwinds to growth and reflation efforts across Europe.
The strategy remained significantly underweighted in
developed market duration, and it exited its negative duration exposure to USTs in the first quarter. The strategy held no
duration exposure in the eurozone, and instead focused on
higher-yielding local-currency bonds in specific emerging
markets, such as Brazil, Mexico, Colombia, Indonesia,
India and Ghana. The team also continued to broadly avoid
credit sectors, which it believed were overvalued leading
up to the crisis and increasingly vulnerable to insolvencies as the economic crisis progressed. During the period, the
team used forward currency exchange contracts to actively
manage currencies, and used interest-rate swaps to
tactically manage duration exposures.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies contributed to absolute results, while sovereign
credit exposures had a largely neutral effect. Among
currencies, positions in Latin America (the Brazilian real and
Argentine peso) detracted from absolute performance. The
Fund’s net-negative positions in the Australian dollar and
the euro also detracted from absolute results, as did tactical positioning (negative) in the Mexican peso. However, the
Fund’s net-positive positions in the Japanese yen and the
Swiss franc contributed to absolute performance, as did
positions in northern European currencies (the Swedish
krona). The Fund maintained a defensive approach
regarding interest rates in developed markets, while holding duration exposures in select emerging markets. Select
duration exposures in Latin America (Mexico and Argentina)
and Asia ex-Japan (India) contributed to absolute results,
while negative duration exposure to USTs during the first
quarter detracted.
On a relative basis, the Fund underperformed its benchmark
due to currency positions, followed by interest-rate
strategies. Sovereign credit exposures had a largely neutral effect on relative results. Among currencies, the Fund’s
underweighted positions in the euro, the Australian dollar
and the Mexican peso detracted from relative results.
Overweighted positions in Latin America (the Brazilian
real and Argentine peso) also detracted from relative
performance. However, overweighted positions in northern
European currencies (the Swedish krona and Norwegian
krone) contributed to relative performance, as did the Fund’s overweighted positions in the Japanese yen and the Swiss
franc. The Fund maintained a defensive approach regarding
interest rates in developed markets, while holding duration
exposures in select emerging markets. Select underweighted
duration exposures in Europe detracted from relative results, as did negative duration exposure to USTs during the first
quarter. However, select overweighted duration exposures
in Latin America (Argentina and Mexico) and Asia ex-Japan
(India) contributed to relative performance.
Thank you for your continued participation in Templeton
International Bond Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2020
Templeton International Bond Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -5.95%
5
-9.46%
5-Year +6.94% +0.58%
10-Year +9.02% +0.48%
Advisor
1-Year -5.70%
5
-5.70%
5-Year +8.36% +1.62%
10-Year +11.98% +1.14%
See page for 9 Performance Summary footnotes.

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See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(1/1/11– 12/31/20 )
Advisor Class
(1/1/11– 12/31/20 )

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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net asset values of the Fund at
12/31/19 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
6. Source: Morningstar. The FTSE Non-USD WGBI is a market capitalization-weighted index consisting of investment-grade world government bond markets; it includes all
WGBI countries except the U.S. and is stated in U.S. dollar terms.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Tax Return
of Capital Total
A $0.0031 $0.2089 $0.2120
C $0.0025 $0.1720 $0.1745
R $0.0028 $0.1828 $0.1856
R6 $0.0034 $0.2443 $0.2477
Advisor $0.0031 $0.2323 $0.2354
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.09% 1.30%
Advisor 0.84% 1.05%

Your Fund’s Expenses
Templeton International Bond Fund
10
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $995.43 $5.04 $1,020.09 $5.10 0.99%
C $1,000 $993.36 $6.99 $1,018.13 $7.07 1.39%
R $1,000 $993.88 $6.26 $1,018.86 $6.34 1.24%
R6 $1,000 $996.20 $3.08 $1,022.05 $3.12 0.60%
Advisor $1,000 $996.67 $3.78 $1,021.35 $3.82 0.74%

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.77 $10.14 $10.57 $10.61 $10.07 $10.03
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.42 0.40 0.42 0.12 0.34
Net realized and unrealized gains (losses) (0.75) (0.23) (0.22) (0.18) 0.44 (0.17)
Total from investment operations ........ (0.55) 0.19 0.18 0.24 0.56 0.17
Less distributions from:
Net investment income and net foreign
currency gains .................... (—)
d
(0.56) (0.59) (0.28) — (0.04)
Net realized gains ................. — — (0.01) — — —
Tax return of capital ................ (0.21) — (0.01) — (0.02) (0.09)
Total distributions ................... (0.21) (0.56) (0.61) (0.28) (0.02) (0.13)
Net asset value, end of year ........... $9.01 $9.77 $10.14 $10.57 $10.61 $10.07
Total return
e
....................... (5.66)% 1.86% 1.82% 2.25% 5.54% 1.70%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.21% 1.20% 1.26% 1.44% 1.58% 1.27%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 1.00% 0.99% 0.99% 1.00% 0.99%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.99% 0.98% 0.98% 0.99%
g
0.99% 0.99%
g
Net investment income ............... 2.12% 4.18% 3.93% 3.87% 3.48% 3.28%
Supplemental data
Net assets, end of year (000’s) ......... $22,455 $39,532 $38,856 $71,262 $84,766 $92,981
Portfolio turnover rate ................ 86.26% 24.26% 43.13% 88.62% 31.37% 105.96%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.78 $10.16 $10.58 $10.62 $10.08 $10.04
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.39 0.36 0.38 0.11 0.29
Net realized and unrealized gains (losses) (0.75) (0.25) (0.21) (0.18) 0.43 (0.16)
Total from investment operations ........ (0.59) 0.14 0.15 0.20 0.54 0.13
Less distributions from:
Net investment income and net foreign
currency gains .................... (—)
d
(0.52) (0.55) (0.24) — (0.03)
Net realized gains ................. — — (0.01) — — —
Tax return of capital ................ (0.17) — (0.01) — (—)
d
(0.06)
Total distributions ................... (0.17) (0.52) (0.57) (0.24) — (0.09)
Net asset value, end of year ........... $9.02 $9.78 $10.16 $10.58 $10.62 $10.08
Total return
e
....................... (6.03)% 1.35% 1.52% 1.84% 5.36% 1.30%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.61% 1.60% 1.66% 1.84% 1.98% 1.66%
Expenses net of waiver and payments by
affiliates .......................... 1.40% 1.40% 1.39% 1.39% 1.40% 1.38%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.39% 1.38% 1.38% 1.39%
g
1.39% 1.38%
g
Net investment income ............... 1.70% 3.78% 3.53% 3.47% 3.08% 2.89%
Supplemental data
Net assets, end of year (000’s) ......... $3,541 $6,694 $8,654 $9,733 $11,563 $11,906
Portfolio turnover rate ................ 86.26% 24.26% 43.13% 88.62% 31.37% 105.96%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.76 $10.14 $10.56 $10.61 $10.08 $10.03
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.41 0.39 0.40 0.11 0.30
Net realized and unrealized gains (losses) (0.73) (0.25) (0.22) (0.19) 0.43 (0.15)
Total from investment operations ........ (0.56) 0.16 0.17 0.21 0.54 0.15
Less distributions from:
Net investment income and net foreign
currency gains .................... (—)
d
(0.54) (0.57) (0.26) — (0.03)
Net realized gains ................. — — (0.01) — — —
Tax return of capital ................ (0.19) — (0.01) — (0.01) (0.07)
Total distributions ................... (0.19) (0.54) (0.59) (0.26) (0.01) (0.10)
Net asset value, end of year ........... $9.01 $9.76 $10.14 $10.56 $10.61 $10.08
Total return
e
....................... (5.83)% 1.52% 1.67% 1.92% 5.44% 1.44%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.46% 1.45% 1.51% 1.69% 1.83% 1.52%
Expenses net of waiver and payments by
affiliates .......................... 1.25% 1.25% 1.24% 1.24% 1.25% 1.24%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.24% 1.23% 1.23% 1.24%
g
1.24% 1.24%
g
Net investment income ............... 1.82% 3.93% 3.68% 3.62% 3.23% 3.03%
Supplemental data
Net assets, end of year (000’s) ......... $138 $254 $300 $286 $1,010 $1,005
Portfolio turnover rate ................ 86.26% 24.26% 43.13% 88.62% 31.37% 105.96%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31, Year Ended
December 31,
2017
a
2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $9.77 $10.15 $10.57 $10.78
Income from investment operations
b
:
Net investment income
c
...................................... 0.19 0.45 0.45 0.18
Net realized and unrealized gains (losses) ........................ (0.70) (0.23) (0.22) (0.24)
Total from investment operations ................................. (0.51) 0.22 0.23 (0.06)
Less distributions from:
Net investment income and net foreign currency gains ............... (—)
d
(0.60) (0.63) (0.15)
Net realized gains .......................................... — — (0.01) —
Tax return of capital ......................................... (0.25) — (0.01) —
Total distributions ............................................ (0.25) (0.60) (0.65) (0.15)
Net asset value, end of year .................................... $9.01 $9.77 $10.15 $10.57
Total return
e
................................................ (5.29)% 2.14% 2.28% (0.61)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates and expense reduction . 0.80% 1.24% 1.09% 0.99%
Expenses net of waiver and payments by affiliates .................... 0.61% 0.62% 0.66% 0.68%
Expenses net of waiver and payments by affiliates and expense reduction .. 0.60% 0.60% 0.65% 0.68%
g
Net investment income ........................................ 2.14% 4.56% 4.26% 4.39%
Supplemental data
Net assets, end of year (000’s) .................................. $47,663 $3,878 $904 $414
Portfolio turnover rate ......................................... 86.26% 24.26% 43.13% 88.62%
a
For the period August 1, 2017 (effective date) to December 31, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.78 $10.15 $10.58 $10.62 $10.08 $10.04
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.45 0.44 0.45 0.13 0.35
Net realized and unrealized gains (losses) (0.73) (0.23) (0.23) (0.18) 0.43 (0.16)
Total from investment operations ........ (0.52) 0.22 0.21 0.27 0.56 0.19
Less distributions from:
Net investment income and net foreign
currency gains .................... (—)
d
(0.59) (0.62) (0.31) — (0.04)
Net realized gains ................. — — (0.01) — — —
Tax return of capital ................ (0.24) — (0.01) — (0.02) (0.11)
Total distributions ................... (0.24) (0.59) (0.64) (0.31) (0.02) (0.15)
Net asset value, end of year ........... $9.02 $9.78 $10.15 $10.58 $10.62 $10.08
Total return
e
....................... (5.41)% 2.12% 2.07% 2.51% 5.59% 1.95%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.96% 0.95% 1.01% 1.19% 1.33% 1.02%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.75% 0.74% 0.74% 0.75% 0.74%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.74% 0.73% 0.73% 0.74%
g
0.74% 0.74%
g
Net investment income ............... 2.30% 4.43% 4.18% 4.12% 3.73% 3.53%
Supplemental data
Net assets, end of year (000’s) ......... $284,611 $393,873 $346,303 $276,074 $249,190 $248,750
Portfolio turnover rate ................ 86.26% 24.26% 43.13% 88.62% 31.37% 105.96%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Statement of Investments, December 31, 2020
Templeton International Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 59.1%
Argentina 1.4%
a,b
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 44,021,772 ARS $ 307,016
Index Linked, 1%, 8/05/21 ........ 24,186,311 ARS 170,170
Index Linked, 1.2%, 3/18/22 ....... 226,162,975 ARS 1,583,173
Index Linked, 1.3%, 9/20/22 ....... 2,023,851 ARS 13,526
Index Linked, 1.4%, 3/25/23 ....... 141,177,752 ARS 922,285
Index Linked, 1.5%, 3/25/24 ....... 141,177,758 ARS 843,915
b,c
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 31.641%, (ARS
BADLAR + 2%), 4/03/22 ......... 5,808,000 ARS 37,510
b
Argentina Government Bond ,
18.2%, 10/03/21 ................ 73,832,000 ARS 425,946
16%, 10/17/23 ................. 171,501,000 ARS 546,879
15.5%, 10/17/26 ................ 153,089,000 ARS 356,023
5,206,443
Australia 4.5%
d
Australia Government Bond, Senior
Note, Reg S, 2%, 12/21/21 ........ 20,570,000 AUD 16,160,101
Brazil 0.1%
Brazil Notas do Tesouro Nacional, 10%,
1/01/21 ...................... 1,269,000 BRL 244,495
Colombia 1.5%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 378,000,000 COP 112,030
Senior Bond, 4.375%, 3/21/23 ..... 57,000,000 COP 17,025
Senior Bond, 9.85%, 6/28/27 ...... 91,000,000 COP 34,714
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 11,789,100,000 COP 3,660,376
B, 10%, 7/24/24 ................ 4,505,000,000 COP 1,599,268
5,423,413
Ghana 1.2%
Ghana Government Bond ,
24.75%, 3/01/21 ................ 180,000 GHS 31,245
16.5%, 3/22/21 ................ 360,000 GHS 61,775
16.25%, 5/17/21 ................ 1,510,000 GHS 258,502
24.5%, 6/21/21 ................ 50,000 GHS 8,841
24.75%, 7/19/21 ................ 280,000 GHS 49,632
18.75%, 1/24/22 ................ 2,960,000 GHS 508,467
17.6%, 11/28/22 ................ 130,000 GHS 21,895
19%, 9/18/23 .................. 50,000 GHS 8,452
19.75%, 3/25/24 ................ 2,910,000 GHS 498,956
19%, 11/02/26 ................. 8,740,000 GHS 1,416,557
19.75%, 3/15/32 ................ 8,740,000 GHS 1,389,308
4,253,630
India 3.4%
India Government Bond ,
8.79%, 11/08/21 ................ 110,000,000 INR 1,571,836
8.2%, 2/15/22 ................. 19,000,000 INR 273,281
8.15%, 6/11/22 ................. 82,000,000 INR 1,191,879
8.13%, 9/21/22 ................ 51,000,000 INR 745,600
6.84%, 12/19/22 ................ 12,000,000 INR 173,585

Templeton Income Trust
Statement of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India (continued)
India Government Bond, (continued)
7.16%, 5/20/23 ................ 19,100,000 INR $ 279,104
8.83%, 11/25/23 ................ 156,700,000 INR 2,403,541
7.68%, 12/15/23 ................ 43,400,000 INR 648,122
9.15%, 11/14/24 ................ 82,200,000 INR 1,294,800
Senior Note, 5.22%, 6/15/25 ...... 48,000,000 INR 662,783
7.59%, 1/11/26 ................. 157,000,000 INR 2,374,349
7.27%, 4/08/26 ................ 33,000,000 INR 494,224
12,113,104
Indonesia 4.8%
Indonesia Government Bond ,
FR63, 5.625%, 5/15/23 .......... 1,674,000,000 IDR 123,180
FR39, 11.75%, 8/15/23 .......... 1,040,000,000 IDR 86,818
FR70, 8.375%, 3/15/24 .......... 28,607,000,000 IDR 2,243,174
FR44, 10%, 9/15/24 ............. 686,000,000 IDR 56,736
FR81, 6.5%, 6/15/25 ............ 192,279,000,000 IDR 14,440,084
FR40, 11%, 9/15/25 ............. 1,060,000,000 IDR 93,049
17,043,041
Mexico 12.1%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/10/21 ............... 95,838,000 MXN 4,860,862
M, Senior Note, 7.25%, 12/09/21 ... 230,620,000 MXN 11,906,589
M, 6.5%, 6/09/22 ............... 119,018,000 MXN 6,164,428
M, Senior Note, 6.75%, 3/09/23 .... 266,398,000 MXN 14,066,147
M, Senior Bond, 8%, 12/07/23 ..... 113,932,000 MXN 6,292,961
43,290,987
Norway 4.6%
d
Norway Government Bond ,
144A, Reg S, 3.75%, 5/25/21 ...... 39,383,000 NOK 4,658,925
144A, Reg S, 2%, 5/24/23 ........ 44,234,000 NOK 5,363,102
144A, Reg S, 3%, 3/14/24 ........ 37,171,000 NOK 4,688,254
144A, Reg S, 1.75%, 3/13/25 ...... 12,526,000 NOK 1,532,514
144A, Reg S, 1.5%, 2/19/26 ....... 2,424,000 NOK 294,777
16,537,572
Singapore 4.5%
Singapore Government Bond ,
3.125%, 9/01/22 ................ 5,500,000 SGD 4,361,334
2.375%, 6/01/25 ................ 14,460,000 SGD 11,897,672
16,259,006
South Korea 21.0%
Korea Treasury Bond ,
2%, 12/10/21 .................. 3,665,000,000 KRW 3,409,890
1.375%, 9/10/24 ................ 1,485,100,000 KRW 1,375,184
1.875%, 6/10/26 ................ 18,495,000,000 KRW 17,409,849
1.375%, 12/10/29 ............... 59,376,400,000 KRW 53,066,198
75,261,121
Total Foreign Government and Agency Securities (Cost $220,666,539) ............
211,792,913

Templeton Income Trust
Statement of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.6%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 78.75 JPY, Expires 1/22/21 ... 1 4,180,000 AUD $ 51,406
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 79.00 JPY, Expires 1/22/21 ... 1 3,749,000 AUD 39,822
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 JPY, Expires 4/29/21 ....... 1 2,708,000 AUD 28,879
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
81.00 JPY, Expires 6/21/21 ....... 1 4,164,000 AUD 58,412
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
84.15 JPY, Expires 6/18/21 ....... 1 4,306,000 AUD 21,595
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 3,229,000 AUD 22,670
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.72, Expires 1/22/21 ...... 1 1,114,000 AUD 61,365
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.75, Expires 4/16/21 ........... 1 1,666,000 AUD 46,081
Foreign Exchange AUD/USD,
Counterparty MSCO, May Strike Price
$0.77, Expires 5/12/21 ........... 1 2,993,000 AUD 62,788
Foreign Exchange AUD/USD,
Counterparty HSBK, February Strike
Price $0.78, Expires 2/08/21 ...... 1 2,221,000 AUD 14,535
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 104.78 JPY, Expires 2/01/21 .. 1 1,268,000 2,659
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 110.80 JPY, Expires 2/24/21 .. 1 13,785,000 1,173
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 115.00 JPY, Expires 2/24/21 .. 1 27,570,000 343
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
115.95 JPY, Expires 8/11/21 ....... 1 7,804,000 4,393
Foreign Exchange USD/MXN,
Counterparty GSCO, March Strike
Price 20.65 MXN, Expires 3/25/21 .. 1 3,875,000 71,466
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
21.16 MXN, Expires 6/21/21 ....... 1 2,285,000 56,482
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 578,000 5,827
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
23.23 MXN, Expires 3/24/21 ....... 1 1,495,000 4,469

Templeton Income Trust
Statement of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
23.30 MXN, Expires 4/29/21 ....... 1 2,438,000 $ 13,752
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
23.75 MXN, Expires 4/09/21 ....... 1 932,000 3,005
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
24.81 MXN, Expires 6/30/21 ....... 1 2,838,000 15,556
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
25.48 MXN, Expires 4/09/21 ....... 1 890,000 1,244
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
26.09 MXN, Expires 6/18/21 ....... 1 1,891,000 5,785
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 2,349,000 108,167
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,257,000 57,882
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,257,000 57,882
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 28.75 MXN, Expires 3/30/21 .. 1 1,958,000 490
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 1,734,000 80,839
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 1,735,000 74,733
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 4,390,000 20,626
994,326
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
58.95 JPY, Expires 6/21/21 ....... 1 5,552,000 AUD 2,289
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
68.50 JPY, Expires 3/24/21 ....... 1 2,499,000 AUD 1,191
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 4,441,000 AUD 11,626
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 2,220,000 AUD 5,812

Templeton Income Trust
Statement of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 JPY, Expires 4/29/21 ....... 1 7,222,000 AUD $ 15,166
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.44 JPY, Expires 6/21/21 ....... 1 5,552,000 AUD 21,726
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 6,459,000 AUD 106,076
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
76.20 JPY, Expires 6/18/21 ....... 1 8,612,000 AUD 88,022
Foreign Exchange AUD/USD,
Counterparty HSBK, February Strike
Price $0.65, Expires 2/10/21 ...... 1 5,329,000 AUD 136
Foreign Exchange AUD/USD,
Counterparty HSBK, February Strike
Price $0.65, Expires 2/08/21 ...... 1 4,442,000 AUD 125
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.67, Expires 4/16/21 ........... 1 3,242,000 AUD 2,721
Foreign Exchange AUD/USD,
Counterparty MSCO, January Strike
Price $0.68, Expires 1/21/21 ...... 1 4,124,000 AUD 55
Foreign Exchange AUD/USD,
Counterparty MSCO, February Strike
Price $0.68, Expires 2/02/21 ...... 1 4,716,000 AUD 215
Foreign Exchange AUD/USD,
Counterparty HSBK, March Strike
Price $0.69, Expires 3/22/21 ...... 1 2,942,000 AUD 1,862
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.69, Expires 1/22/21 ...... 1 3,443,000 AUD 117
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 102.10 JPY, Expires 2/24/21 .. 1 13,785,000 81,145
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
102.65 JPY, Expires 8/11/21 ....... 1 11,712,000 232,627
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 103.50 JPY, Expires 2/01/21 .. 1 8,271,000 73,064
Foreign Exchange USD/MXN,
Counterparty GSCO, March Strike
Price 18.72 MXN, Expires 3/25/21 .. 1 3,255,000 13,052
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
18.83 MXN, Expires 6/21/21 ....... 1 2,770,000 26,527
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 1,300,000 27,150
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 628,000 22,041

Templeton Income Trust
Statement of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 628,000 $ 22,041
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 1,174,000 41,205
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 1,301,000 38,601
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
20.66 MXN, Expires 3/24/21 ....... 1 1,464,000 68,142
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 578,000 78,865
981,599
Total Options Purchased (Cost $3,610,298) .....................................
1,975,925
Short Term Investments 40.2%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 9.4%
Argentina 0.1%
b,e
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
a
Index Linked, 2/26/21 ............ 7,570,963 ARS 52,258
5/21/21 ...................... 26,186,756 ARS 189,631
a
Index Linked, 9/13/21 ............ 14,453,335 ARS 103,533
b,e
Argentina Letras Del Tesoro En Pesos A
Descuento , 3/31/21 ............. 6,290,877 ARS 39,921
385,343
Brazil 2.5%
e
Brazil Letras do Tesouro Nacional ,
7/01/21 ...................... 25,274,000 BRL 4,816,601
10/01/21 ..................... 12,000,000 BRL 2,267,425
1/01/22 ...................... 10,700,000 BRL 2,003,044
9,087,070
Japan 4.6%
e
Japan Treasury Bills ,
3/25/21 ...................... 958,600,000 JPY 9,285,888
6/16/21 ...................... 751,850,000 JPY 7,285,327
16,571,215
Mexico 2.2%
e
Mexico Cetes ,
BI, 1/28/21 .................... 18,431,500 MXN 924,471
BI, 2/25/21 .................... 60,255,700 MXN 3,012,098
BI, 3/25/21 .................... 33,216,800 MXN 1,655,129
BI, 5/06/21 .................... 18,431,500 MXN 913,745

Templeton Income Trust
Statement of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico (continued)
e
Mexico Cetes, (continued)
BI, 6/17/21 .................... 20,882,200 MXN $ 1,030,511
BI, 10/21/21 ................... 5,754,100 MXN 279,879
7,815,833
Total Foreign Government and Agency Securities (Cost $35,657,628) ..............
33,859,461
Industry Shares
Money Market Funds 30.8%
United States 30.8%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 110,460,274 110,460,274
Total Money Market Funds (Cost $110,460,274) .................................
110,460,274
a a a a a
Total Short Term Investments (Cost $146,117,902 ) ...............................
144,319,735
a a a
a
Total Investments (Cost $370,394,739) 99.9% ...................................
$358,088,573
Options Written (0.6)% .......................................................
(2,336,146)
Other Assets, less Liabilities 0.7% .............................................
2,655,679
Net Assets 100.0% ...........................................................
$358,408,106
a a a
a
Number of
Contracts
Notional
Amount
#
h
Options Written (0.6)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.00 JPY, Expires 1/22/21 ... 1 3,749,000 AUD (133,060)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.25 JPY, Expires 1/22/21 ... 1 4,180,000 AUD (138,713)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
76.80 JPY, Expires 4/29/21 ....... 1 5,416,000 AUD (190,689)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.95 JPY, Expires 1/22/21 ... 1 4,441,000 AUD (119,251)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.00 JPY, Expires 6/21/21 ....... 1 4,164,000 AUD (124,914)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
80.50 JPY, Expires 6/18/21 ....... 1 4,306,000 AUD (68,841)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 3,229,000 AUD (70,327)
Foreign Exchange AUD/USD,
Counterparty MSCO, February Strike
Price $0.72, Expires 2/02/21 ...... 1 1,691,000 AUD (87,302)

Templeton Income Trust
Statement of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
h
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.72, Expires 4/16/21 ........... 1 1,110,500 AUD $ (57,472)
Foreign Exchange AUD/USD,
Counterparty MSCO, May Strike Price
$0.74, Expires 5/12/21 ........... 1 5,986,000 AUD (238,893)
Foreign Exchange AUD/USD,
Counterparty HSBK, May Strike Price
$0.78, Expires 5/05/21 ........... 1 2,772,000 AUD (44,964)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.00 JPY, Expires 2/24/21 .. 1 27,570,000 (23,065)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.65 JPY, Expires 2/01/21 .. 1 5,514,000 (921)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
109.90 JPY, Expires 8/11/21 ....... 1 11,712,000 (32,473)
Foreign Exchange USD/MXN,
Counterparty GSCO, March Strike
Price 21.48 MXN, Expires 3/25/21 .. 1 3,875,000 (38,565)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
22.38 MXN, Expires 4/29/21 ....... 1 1,219,000 (10,990)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
22.56 MXN, Expires 6/21/21 ....... 1 1,523,000 (18,973)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
24.57 MXN, Expires 4/29/21 ....... 1 610,000 (1,923)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
25.87 MXN, Expires 3/24/21 ....... 1 1,419,000 (987)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
26.08 MXN, Expires 3/24/21 ....... 1 598,000 (375)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 1,300,000 (6,590)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
27.24 MXN, Expires 4/09/21 ....... 1 1,781,000 (1,210)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 1,301,000 (4,861)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 1,463,000 (9,699)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.24 MXN, Expires 6/18/21 ....... 1 1,891,000 (3,012)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.40 MXN, Expires 6/30/21 ....... 1 1,892,000 (3,466)

Templeton Income Trust
Statement of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
h
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
30.36 MXN, Expires 6/09/21 ....... 1 578,000 $ (470)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 628,000 (10,443)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 628,000 (10,443)
(1,452,892)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
64.86 JPY, Expires 6/21/21 ....... 1 8,328,000 AUD (9,494)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 JPY, Expires 4/29/21 ....... 1 3,611,000 AUD (2,597)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 3,229,000 AUD (21,709)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.60 JPY, Expires 6/18/21 ....... 1 8,612,000 AUD (33,880)
Foreign Exchange AUD/USD,
Counterparty MSCO, January Strike
Price $0.64, Expires 1/21/21 ...... 1 2,062,000 AUD (3)
Foreign Exchange AUD/USD,
Counterparty HSBK, March Strike
Price $0.65, Expires 3/22/21 ...... 1 1,194,000 AUD (217)
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.66, Expires 1/27/21 ...... 1 1,469,000 AUD (12)
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.66, Expires 1/22/21 ...... 1 1,666,000 AUD (9)
Foreign Exchange AUD/USD,
Counterparty MSCO, February Strike
Price $0.69, Expires 2/02/21 ...... 1 1,691,000 AUD (181)
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.72, Expires 1/22/21 ...... 1 1,114,000 AUD (203)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
98.00 JPY, Expires 8/11/21 ........ 1 3,909,000 (29,155)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 98.80 JPY, Expires 2/01/21 ... 1 4,825,000 (2,232)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 104.78 JPY, Expires 2/01/21 .. 1 1,268,000 (21,885)

Templeton Income Trust
Statement of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
h
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty GSCO, March Strike
Price 19.40 MXN, Expires 3/25/21 .. 1 3,255,000 $ (39,519)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
19.61 MXN, Expires 6/09/21 ....... 1 578,000 (12,245)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
19.79 MXN, Expires 6/21/21 ....... 1 2,770,000 (71,308)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
20.24 MXN, Expires 6/30/21 ....... 1 946,000 (35,378)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 1,300,000 (77,927)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 1,301,000 (100,641)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 2,349,000 (205,125)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,257,000 (109,767)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,257,000 (109,767)
(883,254)
Total Options Written (Premiums received $2,344,625) ...........................
$ (2,336,146)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation. See Note 1(f).
b
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 12 regarding fair value measurements.
c
The coupon rate shown represents the rate at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $32,697,673, representing 9.1% of net assets.
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding written options.

Templeton Income Trust
Statement of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
At December 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... HSBK Buy 13,569,498 2,666,961 1/05/21 $ — $ (54,428)
Brazilian Real ...... HSBK Sell 13,569,498 2,343,205 1/05/21 — (269,329)
Euro ............. BOFA Sell 926,408 1,055,262 1/11/21 — (76,699)
Euro ............. UBSW Sell 1,293,253 1,385,630 CHF 1/11/21 — (14,752)
Swiss Franc ....... UBSW Sell 1,385,630 1,285,567 EUR 1/11/21 5,362 —
Australian Dollar .... JPHQ Sell 890,818 67,932,015 JPY 1/13/21 — (28,903)
Euro ............. UBSW Sell 803,640 866,006 CHF 1/13/21 — (3,547)
Japanese Yen ...... JPHQ Sell 69,977,183 890,818 AUD 1/13/21 9,094 —
Mexican Peso ...... CITI Buy 17,025,000 829,836 1/13/21 25,555 —
Mexican Peso ...... CITI Sell 49,145,000 2,273,863 1/13/21 — (195,341)
Swiss Franc ....... UBSW Sell 866,006 803,506 EUR 1/13/21 3,383 —
Euro ............. GSCO Sell 1,266,366 1,359,862 CHF 1/14/21 — (10,981)
Swiss Franc ....... GSCO Sell 1,359,862 1,261,140 EUR 1/14/21 4,595 —
Mexican Peso ...... CITI Sell 72,338,000 3,340,938 1/15/21 — (292,681)
Chinese Yuan ...... CITI Buy 19,192,940 2,936,393 1/19/21 12,292 —
Chinese Yuan ...... HSBK Buy 20,781,470 3,178,713 1/19/21 14,024 —
Euro ............. DBAB Sell 1,413,741 14,653,500 SEK 1/19/21 53,822 —
Mexican Peso ...... CITI Sell 41,674,000 1,961,914 1/21/21 — (129,903)
Mexican Peso ...... CITI Sell 31,060,000 1,460,911 1/22/21 — (97,950)
Mexican Peso ...... JPHQ Sell 8,042,000 363,201 1/22/21 — (40,417)
Euro ............. HSBK Sell 3,273,701 403,454,119 JPY 1/25/21 — (93,122)
Australian Dollar .... HSBK Buy 3,438,000 2,560,371 1/27/21 91,201 —
Australian Dollar .... HSBK Sell 3,438,000 2,447,195 1/27/21 — (204,377)
Mexican Peso ...... CITI Sell 19,864,000 941,391 1/27/21 — (54,957)
Brazilian Real ...... CITI Sell 12,406,827 2,298,242 2/02/21 — (90,057)
Brazilian Real ...... HSBK Sell 24,142,139 4,624,028 2/02/21 53,331 (76,634)
Brazilian Real ...... JPHQ Sell 10,726,202 1,984,019 2/02/21 — (80,761)
South Korean Won .. DBAB Buy 49,525,667,500 45,746,191 2/04/21 — (222,510)
South Korean Won .. DBAB Sell 49,525,667,500 41,354,098 2/04/21 — (4,169,582)
Indian Rupee ...... CITI Buy 32,885,300 443,527 2/08/21 5,187 —
Indian Rupee ...... JPHQ Buy 45,118,800 608,506 2/08/21 7,131 —
Euro ............. UBSW Sell 1,293,537 1,385,643 CHF 2/09/21 — (14,787)
Indian Rupee ...... HSBK Buy 53,040,300 715,132 2/09/21 8,519 —
Swiss Franc ....... UBSW Sell 1,385,643 1,285,735 EUR 2/09/21 5,248 —
Australian Dollar .... HSBK Buy 2,221,000 1,654,216 2/10/21 59,045 —
Australian Dollar .... HSBK Sell 2,221,000 1,597,399 2/10/21 — (115,863)
Euro ............. UBSW Sell 3,222,985 3,464,145 CHF 2/10/21 — (23,625)
Swiss Franc ....... UBSW Sell 3,464,145 3,215,258 EUR 2/10/21 14,177 —
Australian Dollar .... HSBK Buy 974,000 725,442 2/12/21 25,903 —
Australian Dollar .... HSBK Sell 974,000 707,319 2/12/21 — (44,026)
Euro ............. GSCO Sell 1,683,813 1,813,163 CHF 2/12/21 — (8,518)
Swiss Franc ....... GSCO Sell 1,813,163 1,680,831 EUR 2/12/21 4,872 —
Euro ............. DBAB Sell 3,834,778 39,075,998 SEK 2/16/21 62,844 —
Mexican Peso ...... CITI Sell 76,068,500 3,427,821 2/16/21 — (378,982)
Chinese Yuan ...... JPHQ Buy 14,438,800 2,204,437 2/18/21 9,467 —
Australian Dollar .... DBAB Buy 22,152,000 16,614,665 2/19/21 474,107 —
Australian Dollar .... DBAB Sell 22,152,000 16,213,492 2/19/21 — (875,281)
Australian Dollar .... JPHQ Sell 5,362,214 408,505,823 JPY 2/22/21 — (178,200)

Templeton Income Trust
Statement of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. BOFA Sell 1,770,468 2,105,449 2/22/21 $ — $ (59,939)
Japanese Yen ...... JPHQ Sell 413,156,325 5,260,000 AUD 2/22/21 54,283 —
Euro ............. HSBK Sell 3,273,546 410,956,043 JPY 2/24/21 — (21,629)
Australian Dollar .... CITI Sell 8,946,293 678,012,672 JPY 2/25/21 — (331,509)
Australian Dollar .... JPHQ Sell 1,787,405 135,474,543 JPY 2/25/21 — (66,112)
Euro ............. HSBK Sell 6,547,358 811,834,745 JPY 2/25/21 — (141,324)
Australian Dollar .... CITI Sell 5,119,797 387,966,987 JPY 2/26/21 — (190,160)
Euro ............. CITI Sell 2,449,810 308,141,454 JPY 2/26/21 — (10,476)
Japanese Yen ...... JPHQ Buy 192,605,080 1,814,738 2/26/21 51,694 —
Japanese Yen ...... JPHQ Sell 96,138,970 922,939 2/26/21 — (8,692)
Mexican Peso ...... CITI Sell 68,408,000 3,061,281 3/02/21 — (356,924)
Euro ............. DBAB Sell 3,493,967 4,138,498 3/08/21 — (136,083)
Indian Rupee ...... CITI Buy 43,960,600 591,369 3/08/21 6,735 —
Indian Rupee ...... JPHQ Buy 45,246,500 608,505 3/08/21 7,094 —
Japanese Yen ...... JPHQ Buy 206,531,830 1,945,752 3/08/21 55,845 —
Japanese Yen ...... JPHQ Sell 206,531,830 1,962,829 3/08/21 — (38,768)
Mexican Peso ...... CITI Sell 53,493,000 2,446,009 3/08/21 — (225,127)
Singapore Dollar .... HSBK Sell 1,617,000 1,186,745 3/08/21 — (37,616)
Singapore Dollar .... SCNY Sell 18,025,000 13,212,485 3/08/21 — (435,698)
South Korean Won .. HSBK Buy 13,355,000,000 12,174,333 3/08/21 101,022 —
South Korean Won .. HSBK Sell 13,355,000,000 11,262,439 3/08/21 — (1,012,915)
Indian Rupee ...... HSBK Buy 53,188,700 715,133 3/09/21 8,440 —
Indian Rupee ...... JPHQ Buy 58,526,500 787,228 3/09/21 8,959 —
Mexican Peso ...... JPHQ Sell 61,493,000 3,028,690 3/09/21 — (41,560)
Euro ............. UBSW Sell 1,605,633 1,732,012 CHF 3/10/21 — (4,357)
Swiss Franc ....... UBSW Sell 1,732,013 1,602,714 EUR 3/10/21 785 —
Australian Dollar .... HSBK Sell 1,740,005 134,030,845 JPY 3/11/21 — (43,450)
Euro ............. GSCO Sell 2,106,729 2,266,440 CHF 3/11/21 — (12,613)
Mexican Peso ...... BAST Sell 55,890,511 2,779,102 3/11/21 — (10,767)
Mexican Peso ...... CITI Sell 65,586,000 2,912,370 3/11/21 — (361,465)
Swiss Franc ....... GSCO Sell 2,266,440 2,101,455 EUR 3/11/21 6,160 —
Chinese Yuan ...... JPHQ Buy 28,919,280 4,408,345 3/15/21 18,428 —
Euro ............. DBAB Sell 4,730,696 48,845,001 SEK 3/15/21 153,546 —
Euro ............. GSCO Sell 1,683,676 1,813,150 CHF 3/15/21 — (7,946)
Swiss Franc ....... GSCO Sell 1,813,150 1,673,513 EUR 3/15/21 — (4,490)
Australian Dollar .... HSBK Sell 23,430,000 1,800,946,950 JPY 3/16/21 — (621,739)
Chinese Yuan ...... HSBK Buy 10,428,400 1,589,356 3/16/21 6,842 —
Mexican Peso ...... CITI Sell 66,237,000 3,047,930 3/16/21 — (256,456)
Australian Dollar .... HSBK Sell 1,160,000 89,077,560 JPY 3/17/21 — (31,608)
Mexican Peso ...... MSCO Sell 67,721,100 3,199,391 3/17/21 — (178,634)
South Korean Won .. CITI Buy 955,000,000 870,310 3/22/21 7,386 —
South Korean Won .. CITI Sell 955,000,000 808,979 3/22/21 — (68,717)
Japanese Yen ...... JPHQ Buy 19,695,795 189,211 3/24/21 1,713 —
Mexican Peso ...... MSCO Sell 8,326,000 375,332 3/24/21 — (39,638)
Euro ............. HSBK Sell 3,273,736 402,682,657 JPY 3/25/21 — (103,256)
Euro ............. CITI Sell 3,033,083 382,505,163 JPY 3/29/21 — (4,460)
Euro ............. CITI Sell 3,033,083 373,739,552 JPY 3/31/21 — (89,512)
Euro ............. JPHQ Sell 6,712,937 74,475,000 NOK 3/31/21 467,251 —
Mexican Peso ...... GSCO Sell 35,879,000 1,590,522 4/05/21 — (195,169)
Euro ............. GSCO Sell 724,793 853,951 4/06/21 — (33,382)
Euro ............. JPHQ Sell 4,307,285 534,015,040 JPY 4/06/21 — (95,758)
Euro ............. JPHQ Sell 6,681,889 74,475,000 NOK 4/06/21 503,830 —
Australian Dollar .... HSBK Sell 1,739,995 131,730,671 JPY 4/13/21 — (65,454)
Australian Dollar .... JPHQ Sell 3,545,907 268,941,629 JPY 4/13/21 — (128,639)
Euro ............. GSCO Sell 1,264,425 1,359,870 CHF 4/13/21 — (7,678)
Euro ............. UBSW Sell 804,214 866,006 CHF 4/13/21 — (3,653)
Mexican Peso ...... CITI Sell 16,778,900 749,356 4/13/21 — (84,941)

Templeton Income Trust
Statement of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
See Note  10 regarding other derivative information.
See A bbreviations on page 47 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... GSCO Sell 1,359,870 1,254,857 EUR 4/13/21 $ — $ (4,038)
Swiss Franc ....... UBSW Sell 866,006 800,879 EUR 4/13/21 — (431)
Euro ............. DBAB Sell 1,887,347 19,538,000 SEK 4/15/21 66,594 —
Euro ............. BOFA Sell 473,307 559,216 4/16/21 — (20,359)
Euro ............. DBAB Sell 1,412,331 14,653,500 SEK 4/16/21 53,816 —
Euro ............. HSBK Sell 396,000 467,227 4/16/21 — (17,685)
Australian Dollar .... MSCO Buy 294,000 220,700 4/21/21 6,188 —
Australian Dollar .... MSCO Sell 294,000 208,961 4/21/21 — (17,928)
Australian Dollar .... HSBK Buy 2,207,000 1,644,517 4/27/21 58,744 —
Australian Dollar .... HSBK Sell 2,207,000 1,570,395 4/27/21 — (132,866)
Euro ............. DBAB Sell 922,000 1,097,475 4/27/21 — (31,808)
Euro ............. DBAB Sell 915,000 1,086,883 4/29/21 — (33,876)
Euro ............. CITI Sell 2,449,820 300,668,798 JPY 4/30/21 — (84,798)
Euro ............. GSCO Sell 1,005,086 1,185,419 4/30/21 — (45,711)
Euro ............. HSBK Sell 810,000 955,577 4/30/21 — (36,591)
Mexican Peso ...... CITI Sell 52,377,100 2,339,830 4/30/21 — (259,304)
Australian Dollar .... CITI Sell 336,000 25,087,440 JPY 5/06/21 — (15,997)
Mexican Peso ...... CITI Sell 3,291,000 158,179 5/13/21 — (4,881)
Singapore Dollar .... SCNY Sell 1,804,297 1,341,432 5/18/21 — (25,019)
South Korean Won .. DBAB Buy 19,729,690,000 18,240,364 5/18/21 — (111,068)
South Korean Won .. DBAB Sell 19,729,690,000 17,784,109 5/18/21 — (345,188)
Euro ............. GSCO Sell 88,914 105,958 5/20/21 — (3,000)
Euro ............. CITI Sell 48,798 58,007 5/24/21 — (1,797)
Euro ............. MSCO Sell 807,000 961,992 5/27/21 — (27,085)
Indian Rupee ...... CITI Buy 33,351,000 443,527 6/08/21 4,971 —
Euro ............. UBSW Sell 1,285,907 1,385,630 CHF 6/09/21 — (4,138)
Indian Rupee ...... CITI Buy 19,639,400 261,023 6/09/21 3,048 —
Swiss Franc ....... UBSW Sell 1,385,630 1,280,773 EUR 6/09/21 — (2,157)
Euro ............. DBAB Sell 3,798,293 39,076,002 SEK 6/11/21 100,830 —
Euro ............. DBAB Sell 1,053,303 10,826,900 SEK 6/15/21 26,768 —
Euro ............. DBAB Sell 1,057,240 11,357,400 NOK 6/15/21 27,577 —
Japanese Yen ...... HSBK Buy 179,703,666 1,730,916 6/15/21 12,934 —
Japanese Yen ...... JPHQ Buy 483,133,508 4,656,484 6/15/21 31,857 —
Chinese Yuan ...... HSBK Buy 10,489,110 1,589,355 6/16/21 6,928 —
Euro ............. DBAB Sell 1,632,328 17,363,400 NOK 6/16/21 22,489 —
Euro ............. DBAB Sell 2,699,389 27,580,200 SEK 6/16/21 48,245 —
Euro ............. DBAB Sell 1,477,356 15,689,000 NOK 6/18/21 17,235 —
Euro ............. JPHQ Sell 410,838 4,190,000 SEK 6/18/21 6,403 —
Japanese Yen ...... BNDP Buy 4,594,021,443 44,587,215 6/23/21 — (2,150)
Euro ............. CITI Sell 3,033,084 373,979,308 JPY 6/30/21 — (90,377)
Australian Dollar .... JPHQ Sell 890,819 67,778,852 JPY 7/13/21 — (29,812)
Euro ............. DBAB Sell 1,053,299 10,839,500 SEK 9/15/21 26,765 —
Euro ............. DBAB Sell 1,057,244 11,382,500 NOK 9/15/21 27,324 —
Total Forward Exchange Contracts ................................................... $2,957,888 $(14,762,591)
Net unrealized appreciation (depreciation) ............................................ $(11,804,703)
* In U.S. dollars unless otherwise indicated.
a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
Templeton
International
Bond Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $259,934,465
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 110,460,274
Value - Unaffiliated issuers .................................................................. $247,628,299
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 110,460,274
Cash .................................................................................... 60,434
Restricted currency, at value (cost $413) (Note 1d) .................................................. 408
Foreign currency, at value (cost $888,7 09) ........................................................ 889,865
Receivables:
Capital shares sold ........................................................................ 689,757
Dividends and interest ..................................................................... 1,698,658
Deposits with brokers for:
OTC derivative contracts .................................................................. 12,111,890
Unrealized appreciation on OTC forward exchange contracts .......................................... 2,957,888
Other assets .............................................................................. 55
Total assets .......................................................................... 376,497,528
Liabilities:
Payables:
Investment securities purchased .............................................................. 59,932
Capital shares redeemed ................................................................... 387,166
Management fees ......................................................................... 186,732
Distribution fees .......................................................................... 6,843
Transfer agent fees ........................................................................ 151,214
Options written, at value (premiums received $2,344,625) ............................................ 2,336,146
Unrealized depreciation on OTC forward exchange contracts .......................................... 14,762,591
Deferred tax ............................................................................... 78,939
Accrued expenses and other liabilities ........................................................... 119,859
Total liabilities ......................................................................... 18,089,422
Net assets, at value ................................................................. $358,408,106
Net assets consist of:
Paid-in capital ............................................................................. $407,053,076
Total distributable earnings (losses) ............................................................. (48,644,970)
Net assets, at value ................................................................. $358,408,106

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
Templeton
International
Bond Fund
Class A:
Net assets, at value ....................................................................... $22,454,839
Shares outstanding ........................................................................ 2,492,073
Net asset value per share
a
.................................................................. $9.01
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $9.36
Class C:
Net assets, at value ....................................................................... $3,540,986
Shares outstanding ........................................................................ 392,474
Net asset value and maximum offering price per share
a
............................................. $9.02
Class R:
Net assets, at value ....................................................................... $138,295
Shares outstanding ........................................................................ 15,351
Net asset value and maximum offering price per share ............................................. $9.01
Class R6:
Net assets, at value ....................................................................... $47,663,080
Shares outstanding ........................................................................ 5,288,017
Net asset value and maximum offering price per share ............................................. $9.01
Advisor Class:
Net assets, at value ....................................................................... $284,610,906
Shares outstanding ........................................................................ 31,555,987
Net asset value and maximum offering price per share ............................................. $9.02
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
Templeton
International
Bond Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $327,205
Interest: (net of foreign taxes of $314,050)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 868,931
Paid in cash
a
........................................................................... 10,713,989
Total investment income ................................................................... 11,910,125
Expenses:
Management fees (Note 3 a ) ................................................................... 2,656,867
Distribution fees: (Note 3c )
    Class A ................................................................................ 63,012
    Class C ................................................................................ 32,036
    Class R ................................................................................ 1,036
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 49,482
    Class C ................................................................................ 9,695
    Class R ................................................................................ 406
    Class R6 ............................................................................... 10,881
    Advisor Class ............................................................................ 667,804
Custodian fees (Note 4 ) ...................................................................... 73,481
Reports to shareholders ...................................................................... 41,268
Registration and filing fees .................................................................... 78,048
Professional fees ........................................................................... 96,278
Trustees' fees and expenses .................................................................. 9,880
Other .................................................................................... 37,687
Total expenses ......................................................................... 3,827,861
Expense reductions (Note 4 ) ............................................................... (53,429)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (800,384)
Net expenses ......................................................................... 2,974,048
Net investment income ................................................................ 8,936,077
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $489,785)
Unaffiliated issuers ...................................................................... (19,619,347)
Written options ........................................................................... (1,891,162)
Foreign currency transactions ................................................................ (1,219,451)
Forward exchange contracts ................................................................. (9,010,021)
Swap contracts ........................................................................... (8,577,292)
Net realized gain (loss) .................................................................. (40,317,273)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 11,690,665
Translation of other assets and liabilities denominated in foreign currencies .............................. (16,435)
Written options ........................................................................... (676,754)
Forward exchange contracts ................................................................. (5,064,879)
Swap contracts ........................................................................... 2,292,168
Change in deferred taxes on unrealized appreciation ............................................... 162,622
Net change in unrealized appreciation (depreciation) ............................................ 8,387,387
Net realized and unrealized gain (loss) ............................................................ (31,929,886)
Net increase (decrease) in net assets resulting from operations .......................................... $(22,993,809)
a
Includes amortization of premium and accretion of discount.

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
Templeton International Bond Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $8,936,077 $18,323,401
Net realized gain (loss) ................................................. (40,317,273) 3,247,377
Net change in unrealized appreciation (depreciation) ........................... 8,387,387 (12,425,122)
Net increase (decrease) in net a ssets resulting from operations ................ (22,993,809) 9,145,656
Distributions to shareholders:
Class A ............................................................. (7,709) (1,893,755)
Class C ............................................................. (1,269) (401,102)
Class R ............................................................. (55) (20,808)
Class R6 ............................................................ (6,250) (84,671)
Advisor Class ........................................................ (115,519) (21,779,436)
Distributions to shareholders from tax return of capital:
Class A ............................................................. (584,021) —
Class C ............................................................. (96,112) —
Class R ............................................................. (4,195) —
Class R6 ............................................................ (473,513) —
Advisor Class ........................................................ (8,751,774) —
Total distributions to shareholders .......................................... (10,040,417) (24,179,772)
Capital share transactions: (Note 2 )
Class A ............................................................. (14,984,775) 1,809,627
Class C ............................................................. (2,707,500) (1,686,642)
Class R ............................................................. (96,363) (32,661)
Class R6 ............................................................ 44,431,591 3,013,566
Advisor Class ........................................................ (79,432,266) 61,144,821
Total capital share transactions ............................................ (52,789,313) 64,248,711
Net increase (decrease) in net assets ................................... (85,823,539) 49,214,595
Net assets:
Beginning of year ....................................................... 444,231,645 395,017,050
End of year ........................................................... $358,408,106 $444,231,645

Templeton Income Trust
33
franklintempleton.com
Annual Report
Notes to Financial Statements
Templeton International Bond Fund
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
International Bond Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.

Templeton Income Trust
Notes to Financial Statements
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Templeton International Bond Fund
(continued)
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Templeton Income Trust
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(continued)
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 10 regarding other derivative information.
d. Restricted Currency
At December 31, 2020, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements
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(continued)
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Income Trust
Notes to Financial Statements
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(continued)
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 623,127 $5,709,090 2,401,277 $24,053,424
Shares issued in reinvestment of distributions .......... 60,786 568,481 183,501 1,837,264
Shares redeemed ............................... (2,237,883) (21,262,346) (2,369,156) (24,081,061)
Net increase (decrease) .......................... (1,553,970) $(14,984,775) 215,622 $1,809,627
Class C Shares:
Shares sold ................................... 51,910 $486,685 142,908 $1,442,085
Shares issued in reinvestment of distributions .......... 9,259 86,820 35,410 356,950
Shares redeemed
a
.............................. (353,148) (3,281,005) (346,045) (3,485,677)
Net increase (decrease) .......................... (291,979) $(2,707,500) (167,727) $(1,686,642)
Class R Shares:
Shares sold ................................... 7,870 $73,492 56,260 $574,591
Shares issued in reinvestment of distributions .......... 455 4,250 2,059 20,808
Shares redeemed ............................... (18,954) (174,105) (61,947) (628,060)
Net increase (decrease) .......................... (10,629) $(96,363) (3,628) $(32,661)
Class R6 Shares:
Shares sold ................................... 5,280,144 $48,122,104 374,336 $3,678,772
Shares issued in reinvestment of distributions .......... 51,999 471,073 7,370 73,446
Shares redeemed ............................... (440,933) (4,161,586) (73,935) (738,652)
Net increase (decrease) .......................... 4,891,210 $44,431,591 307,771 $3,013,566
Advisor Class Shares:
Shares sold ................................... 10,498,840 $97,278,176 16,844,801 $169,081,917
Shares issued in reinvestment of distributions .......... 867,079 8,090,374 1,928,208 19,357,439
Shares redeemed ............................... (20,086,196) (184,800,816) (12,600,100) (127,294,535)
Net increase (decrease) .......................... (8,720,277) $(79,432,266) 6,172,909 $61,144,821
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Income Trust
Notes to Financial Statements
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(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2020, the gross effective investment management fee rate was 0.676% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% In excess of $1.3 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $552
CDSC retained .............................................................................. $420
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements
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Templeton International Bond Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2020, the Fund paid transfer agent fees of $738,268, of which $142,036 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.74% based on the average net assets of each class until April 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2021.
Prior to May 1, 2020, expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to
0.59% based on the average net assets of the class.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $118,942,853 $261,064,173 $(269,546,752) $— $— $110,460,274 110,460,274 $327,205
Total Affiliated Securities .... $118,942,853 $261,064,173 $(269,546,752) $— $— $110,460,274 $327,205
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements
40
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Templeton International Bond Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2020, the Fund deferred late-year ordinary losses of $8,234,818.
The tax character of distributions paid during the years ended December 31, 2020 and 2019, was as follows:
At December 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, bond discounts and premiums, tax straddles, inflation related adjustments on foreign securities and options.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2020, aggregated
$196,867,030 and $224,250,095, respectively.
7. Shareholder Concentrations
The Fund has a concentration of a shareholder holding a significant percentage of shares outstanding. Investment activities of the shareholder could have a material impact on the Fund. At December 31, 2020, there was one unaffiliated shareholder holding 61.3% of the Fund's outstanding shares.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $873,814
Long term ................................................................................ 16,517,393
Total capital loss carryforwards ............................................................... $17,391,207
2020 2019
Distributions paid from:
Ordinary income .......................................................... $130,802 $24,179,772
Return of capital ........................................................... 9,909,615 —
$10,040,417 $24,179,772
Cost of investments .......................................................................... $366,815,837
Unrealized appreciation ........................................................................ $31,737,387
Unrealized depreciation ........................................................................ (54,605,500)
Net unrealized appreciation (depreciation) .......................................................... $(22,868,113)

Templeton Income Trust
Notes to Financial Statements
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Templeton International Bond Fund
(continued)
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At December 31, 2020, the Fund had 1.6% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund's holdings.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Other Derivative Information
At December 31, 2020, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton International Bond Fund
Foreign exchange contracts ..
Investments in securities, at value $ 1,975,925
a
Options written, at value $ 2,336,146
Unrealized appreciation on OTC
forward exchange contracts
2,957,888 Unrealized depreciation on OTC
forward exchange contracts
14,762,591
Total .................... $4,933,813 $17,098,737
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

Templeton Income Trust
Notes to Financial Statements
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Templeton International Bond Fund
(continued)
For the year ended December 31, 2020, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2020, the average month end notional amount of swap contracts and options represented
$5,023,077 and $466,732,420, respectively. The average month end contract value of forward exchange contracts was
$489,297,499.
At December 31, 2020, OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Templeton International Bond Fund
Interest rate contracts .......
Swap contracts $(8,577,292) Swap contracts $2,292,168
Foreign exchange contracts ..
Investments 2,622,881
a
Investments 768,154
a
Written options (1,891,162) Written options (676,754)
Forward exchange contracts (9,010,021) Forward exchange contracts (5,064,879)
Total .................... $(16,855,594) $(2,681,311)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Derivatives
Templeton International Bond Fund
Forward exchange contracts ............................. $ 2,957,888 $ 14,762,591
Options purchased ..................................... 1,975,925 —
Options written ........................................ — 2,336,146
Total ............................................. $4,933,813 $17,098,737
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements
43
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Templeton International Bond Fund
(continued)
At December 31, 2020, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton International Bond Fund
Counterparty
BAST .................... $— $— $— $— $—
BNDP ................... — — — — —
BOFA .................... — — — — —
CITI ..................... 1,460,076 (1,460,076) — — —
DBAB ................... 1,161,962 (1,161,962) — — —
GSCO ................... 184,837 (184,837) — — —
HSBK ................... 525,073 (525,073) — — —
JPHQ ................... 1,233,049 (737,622) (356,270) — 139,157
MSCO ................... 339,861 (339,861) — — —
SCNY ................... — — — — —
UBSW ................... 28,955 (28,955) — — —
Total ................... $4,933,813 $(4,438,386) $ (356,270) $— $139,157
$ 1
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements
44
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Templeton International Bond Fund
(continued)
At December 31, 2020, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 47
.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2020, the Fund did not use the Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton International Bond Fund
Counterparty
BAST .................... $10,767 $— $— $— $10,767
BNDP ................... 2,150 — — — 2,150
BOFA .................... 156,997 — — (120,000) 36,997
CITI ..................... 5,302,844 (1,460,076) — (3,830,000) 12,768
DBAB ................... 5,925,396 (1,161,962) — (4,763,434) —
GSCO ................... 424,325 (184,837) — (239,488) —
HSBK ................... 3,169,317 (525,073) — (2,539,982) 104,262
JPHQ ................... 737,622 (737,622) — — —
MSCO ................... 837,155 (339,861) — (270,000) 227,294
SCNY ................... 460,717 — — (180,000) 280,717
UBSW ................... 71,447 (28,955) — — 42,492
Total ................... $17,098,737 $(4,438,386) $— $(11,942,904) $717,447
a
At December 31, 2020 the Fund received U.S. Treasury Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements
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Templeton International Bond Fund
(continued)
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2020, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities :
Argentina ............................ $ — $ — $ 5,206,443 $ 5,206,443
Australia ............................. — 16,160,101 — 16,160,101
Brazil ............................... — 244,495 — 244,495
Colombia ............................ — 5,423,413 — 5,423,413
Ghana .............................. — 4,253,630 — 4,253,630
India ................................ — 12,113,104 — 12,113,104
Indonesia ............................ — 17,043,041 — 17,043,041
Mexico .............................. — 43,290,987 — 43,290,987
Norway .............................. — 16,537,572 — 16,537,572
Singapore ............................ — 16,259,006 — 16,259,006
South Korea .......................... — 75,261,121 — 75,261,121
Options purchased ....................... — 1,975,925 — 1,975,925
Short Term Investments ................... 110,460,274 33,474,118 385,343 144,319,735
Total Investments in Securities ........... $110,460,274 $242,036,513 $5,591,786 $358,088,573
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 2,957,888 $ — $ 2,957,888
Restricted Currency (ARS) ................. — — 408 408
Total Other Financial Instruments ......... $— $2,957,888 $408 $2,958,296
Receivables:
Interest (ARS) ........................... $— $— $113,485 $113,485
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 2,336,146 $ — $ 2,336,146
Forward exchange contracts ................ — 14,762,591 — 14,762,591
Total Other Financial Instruments ......... $— $17,098,737 $— $17,098,737
Payables:
Investment Securities Purchased (ARS) ....... $— $— $59,932 $59,932
Deferred Tax(ARS) ....................... $— $— $116 $116

Templeton Income Trust
Notes to Financial Statements
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Templeton International Bond Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2020, are as follows:
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities :
Argentina ......... $ 4,541,263 $ 3,401,263 $ (1,315,982) $ — $ — $ 895,860 $ (2,478,706) $ 162,745 $ 5,206,443 $ (812,075)
Short Term Investments . 398,851 947,535 (631,862) — — 81,238 (301,403) (109,016) 385,343 10,699
Total Investments in Securities . $4,940,114 $4,348,798 $(1,947,844) $— $— 977,098 (2,780,109) 53,729 $5,591,786 $(801,374)
Other Financial Instruments:
Restricted Currency (ARS)
$1,007,116 $2,312,456 $(3,149,489) $— $— $— $(190,406) $20,731 $408 $(5)
Receivables:
Interest (ARS) ......
$193,203 $1,200,467 $(1,133,754) $— $— $— $(163,232) $16,801 $113,485 $3,969
Liabilities:
Payables:
Deferred Tax (ARS) ....
$222 $— $— $— $— $— $— $(106) $116 $(106)
Investment Securities
Purchased (ARS) ....
$— $59,932 $— $— $— $— $— $— $59,932 $—
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount/
Range (Weight
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton International
Bond Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
...........
$5,206,443 Market comparables Implied Foreign
exchange rate
143.8 ARS/USD Decrease
b
Short Term Investments:
Argentina
...........
385,343 Market comparables Implied Foreign
exchange rate
143.8 ARS/USD Decrease
c
All Other
............
113,893
d
Liabilities:
All Other
............
60,048
d
Total
...............
$5,645,631
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
12. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements
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Templeton International Bond Fund
(continued)
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
b
Represents a significant impact to fair value and net assets.
c
Represents a significant impact to fair value but not net assets.
d
Includes values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
Counterparty
BAST
Banco Santander SA
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
UBSW
UBS AG
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CHF
Swiss Franc
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
USD
United States Dollar
Selected Portfolio
BADLAR
Argentina Deposit Rates Badlar Private Banks
ARS
CER
Reference Stabilization Coefficient
FRN
Floating Rate Note
12. Fair Value Measurements
(continued)

Templeton Income Trust
Report of Independent Registered Public Accounting Firm
48
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Annual Report
To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton International Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
International Bond Fund (one of the funds constituting Templeton Income Trust, referred to hereafter as the "Fund") as of
December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Income Trust
Tax Information (unaudited)
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Templeton International Bond Fund
At December 31, 2020, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the first distribution in 2021, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 125 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 125 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since
2001 and Lead
Independent
Trustee since 2007
125 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 125 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 125 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013 and
Vice President
since 1996
125 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Templeton Income Trust
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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Michael Hasenstab Ph.D.
(1973)
President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of three of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2017 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary since
2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Christine Zhu (1975) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Advisers, Inc.; and officer of three of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Income Trust
Shareholder Information
55
franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

447 A 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton International Bond Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $393,367 for the fiscal year ended December 31, 2020 and $396,066 for the fiscal year ended December 31, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2020 and $20,000 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions and professional fees in connection with an Indonesia withholding tax refund claim.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2020 and $14,503 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $49,800 for the fiscal year ended December 31, 2020 and $160,144 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included valuation services related to Fair Value engagement, issuance of an Auditors' Certificate for South Korean regulatory shareholder disclosures, benchmarking services in connection with the ICI TA survey,
and
professional fees in connection with determining the feasibility of a U.S. direct lending structure.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $49,800 for the fiscal year ended December 31, 2020 and $194,647 for the fiscal year ended December 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence
.

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                              N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By S/MATTHEW T. HINKLE_________________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S/MATTHEW T. HINKLE_________________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date February 26, 2021

By S/ROBERT G. KUBILIS _________________________
      Robert G. Kubilis
      Chief Financial Officer and Chief Accounting Officer
Date February 26, 2021